UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-06367
                                                     ---------

                        Gabelli Equity Series Funds, Inc.
          ------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
          ------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
          ------------------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                      Date of fiscal year end: September 30
                                               ------------

                  Date of reporting period: September 30, 2007
                                            ------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                        THE GABELLI SMALL CAP GROWTH FUND

                                ANNUAL REPORT (a)
                               SEPTEMBER 30, 2007

TO OUR SHAREHOLDERS,

      During the fiscal year ended September 30, 2007, The Gabelli Small Cap Growth Fund (the "Fund") increased 21.95%, while the Russell 2000 Index rose
12.34% and the Value Line Composite Index increased 15.68%. The Fund gained 10.16% year to date through September 30th, outperforming the Russell 2000 Index and Value Line Composite Index returns of 3.16% and 9.04%, respectively.

      Enclosed are the investment portfolio and financial statements as of September 30, 2007.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------

                                      AVERAGE ANNUAL RETURNS THROUGH SEPTEMBER 30, 2007 (a)(b)
                                                                                                                            Since
                                                     Year to                                                              Inception
                                        Quarter       Date       1 Year     3 Year     5 Year     10 Year     15 Year    (10/22/91)
                                        -------      -------     ------     ------     ------     -------     -------     ---------
GABELLI SMALL CAP GROWTH FUND
   CLASS AAA .......................      (0.81)%      10.16%     21.95%     16.99%     19.95%     11.26%       14.36%      15.44%
Russell 2000 Index .................      (3.09)        3.16      12.34      13.36      18.75       7.22        11.48       11.34
Value Line Composite Index .........       2.72         9.04      15.68      14.49      20.77      10.31        13.57       13.45
Class A ............................      (0.81)       10.16      21.95      16.97      19.95      11.26        14.36       15.45
                                          (6.51)(c)     3.83(c)   14.94(c)   14.68(c)   18.54(c)   10.61(c)     13.91(c)    15.02(c)
Class B ............................      (1.01)        9.53      20.99      16.12      19.29      10.95        14.15       15.25
                                          (5.96)(d)     4.53(d)   15.99(d)   15.37(d)   19.09(d)   10.95        14.15       15.25
Class C ............................      (0.98)        9.53      21.03      16.12      19.29      10.95        14.15       15.25
                                          (1.97)(e)     8.53(e)   20.03(e)   16.12      19.29      10.95        14.15       15.25

THE EXPENSE RATIO FOR CLASS AAA, A, B, AND C SHARES IS 1.45%, 1.45%, 2.20%, AND 2.20%, RESPECTIVELY, IN THE CURRENT PROSPECTUS. CLASS AAA SHARES DO NOT HAVE A SALES CHARGE. THE MAXIMUM SALES CHARGE FOR CLASS A, B, AND C SHARES IS 5.75%, 5.00%, AND 1.00%, RESPECTIVELY.

(a)   THE FUND'S FISCAL YEAR ENDS SEPTEMBER 30.

(b) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

      THE CLASS AAA SHARES' NET ASSET VALUES ("NAV'S") PER SHARE ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS A SHARES, CLASS B SHARES, AND CLASS C SHARES ON DECEMBER 31, 2003. THE ACTUAL PERFORMANCE FOR THE CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER DUE TO THE ADDITIONAL EXPENSES ASSOCIATED WITH THESE CLASSES OF SHARES. INVESTING IN SMALL CAPITALIZATION SECURITIES INVOLVES SPECIAL RISKS BECAUSE THESE SECURITIES MAY TRADE LESS FREQUENTLY AND EXPERIENCE MORE ABRUPT PRICE MOVEMENTS THAN LARGE CAPITALIZATION SECURITIES. THE RUSSELL 2000 INDEX OF SMALL U.S. COMPANIES AND THE VALUE LINE COMPOSITE INDEX (COMPOSED OF EQUALLY WEIGHTED POSITIONS IN EVERY STOCK COVERED IN THE VALUE LINE INVESTMENT SURVEY) ARE UNMANAGED INDICATORS OF STOCK MARKET PERFORMANCE. DIVIDENDS ARE CONSIDERED REINVESTED. YOU CANNOT INVEST DIRECTLY IN AN INDEX.

(c) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.

(d) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS B SHARES UPON REDEMPTION AT THE END OF THE QUARTER, YEAR TO DATE, ONE YEAR, THREE YEAR, AND FIVE YEAR PERIODS OF 5%, 5%, 5%, 3%, AND 2%, RESPECTIVELY, OF THE FUND'S NAV PER SHARE AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER. CLASS B SHARES ARE NOT AVAILABLE FOR NEW PURCHASES.

(e)   PERFORMANCE  RESULTS  INCLUDE THE  DEFERRED  SALES  CHARGE FOR THE CLASS C
      SHARES UPON REDEMPTION AT THE END OF THE QUARTER, YEAR TO DATE, AND ONE YEAR PERIODS OF 1% OF THE FUND'S NAV PER SHARE AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.
--------------------------------------------------------------------------------

PERFORMANCE DISCUSSION

      During the twelve months ended September 30, the Small Cap Growth Fund gained 21.95%, versus an increase of 12.34% in the Russell 2000 Index. For the fiscal year ended September 30, 2007, the Fund's portfolio turnover rate was 15%.

      Areas that performed well during the fiscal year included the Diversified Industrial sector. Precision Castparts Corp. (1.2% of net assets as of September 30, 2007), which makes metal products for jet engines, rose 130% as the aerospace sector soared. Kaman Corp. (1.5%) and Sequa Corp. (2.1%), which also serve the aerospace sector, rose 100% and 83%, respectively, this year, while Flowserve Corp. (1.4%), which provides pumps, valves, and seals for industrial flow management, rose 58%. Tennant Co. (0.8%), AMETEK Inc. (1.0%), and Greif Inc. (1.4%) all returned 50% or better.

      The Consumer sector also did well, though not as exceptionally as the Industrial sector. Gemstar-TV Guide International Inc. (0.4%) doubled in price as it considers selling the company. Gaming names like Wynn Resorts Ltd. (0.2%) and Penn National Gaming Inc. (0.5%) did well, while "traditional" media names such as Hearst-Argyle Television Inc. (0.1%), Meredith Corp. (0.1%) were down.

      The Financial sector, which we have traditionally underweighted, was weak as uncertain credit markets took their toll on stocks like CNA Surety Corp. (0.6%). There continued to be difficulties in the Automotive: Parts & Accessories sector. These companies have been weak, as continued sales woes and cost cutting initiatives at Detroit's auto manufacturers affected portfolio holdings such as Standard Motor Products Inc. (0.2%) and CSK Auto Corp. (0.1%).

            COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN
                  THE GABELLI SMALL CAP GROWTH FUND CLASS AAA,
                  THE RUSSELL 2000 INDEX, AND THE S&P 500 INDEX

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                  The Gabelli Small
                   Cap Growth Fund         Russell 2000
                    (Class AAA)                Index            S&P 500 Index

10/22/1991             $10,000                $10,000              $10,000
 9/30/1992             $13,186                $10,854              $11,174
 9/30/1993             $17,228                $14,456              $12,623
 9/30/1994             $17,999                $14,835              $13,088
 9/30/1995             $21,504                $18,307              $16,976
 9/30/1996             $23,871                $20,710              $20,426
 9/30/1997             $33,950                $27,584              $28,684
 9/30/1998             $29,356                $22,338              $31,288
 9/30/1999             $35,005                $26,597              $39,983
 9/30/2000             $42,356                $32,818              $45,289
 9/30/2001             $39,192                $25,858              $33,238
 9/30/2002             $39,736                $23,453              $26,434
 9/30/2003             $50,775                $32,013              $32,876
 9/30/2004             $61,641                $38,022              $37,433
 9/30/2005             $74,330                $44,852              $41,580
 9/30/2006             $80,927                $49,302              $46,062
 9/30/2007             $98,690                $55,435              $54,358

-----------------------------------------------------
            Average Annual Total Return*
-----------------------------------------------------
            1 Year   5 Year   10 Year   Life of Fund
-----------------------------------------------------
Class AAA    21.95%   19.95%    11.26%         15.44%
-----------------------------------------------------

* Past performance is not predictive of future results. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

THE GABELLI SMALL CAP GROWTH FUND
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
For the Six Month Period from April 1, 2007 through September 30, 2007

                                                                   EXPENSE TABLE
--------------------------------------------------------------------------------

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case - because the hypothetical return used is NOT the Fund's actual return - the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The "Annualized Expense Ratio" represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the year ended September 30, 2007.

                          Beginning        Ending       Annualized    Expenses
                        Account Value   Account Value     Expense    Paid During
                           04/01/07       09/30/07         Ratio       Period*
--------------------------------------------------------------------------------
THE GABELLI SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class AAA                 $1,000.00       $1,057.20        1.42%        $ 7.28
Class A                   $1,000.00       $1,057.50        1.42%        $ 7.28
Class B                   $1,000.00       $1,053.10        2.17%        $11.11
Class C                   $1,000.00       $1,053.80        2.17%        $11.11

HYPOTHETICAL 5% RETURN
Class AAA                 $1,000.00       $1,017.85        1.42%        $ 7.14
Class A                   $1,000.00       $1,017.85        1.42%        $ 7.14
Class B                   $1,000.00       $1,014.11        2.17%        $10.90
Class C                   $1,000.00       $1,014.11        2.17%        $10.90

* Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The following table presents portfolio holdings as a percent of total net assets as of September 30, 2007:

THE GABELLI SMALL CAP GROWTH FUND

U.S. Government Obligations ..........................................    12.5%
Equipment and Supplies ...............................................    11.8%
Health Care ..........................................................     9.6%
Diversified Industrial ...............................................     8.5%
Aviation: Parts and Services .........................................     5.7%
Food and Beverage ....................................................     4.9%
Energy and Utilities .................................................     4.7%
Specialty Chemicals ..................................................     4.4%
Financial Services ...................................................     3.2%
Hotels and Gaming ....................................................     2.9%
Business Services ....................................................     2.8%
Automotive: Parts and Accessories ....................................     2.7%
Wireless Communications ..............................................     2.2%
Cable ................................................................     2.1%
Entertainment ........................................................     2.1%
Electronics ..........................................................     1.9%
Consumer Products ....................................................     1.9%
Communications Equipment .............................................     1.8%
Retail ...............................................................     1.6%
Telecommunications ...................................................     1.5%
Publishing ...........................................................     1.5%
Broadcasting .........................................................     1.3%
Manufactured Housing and Recreational Vehicles .......................     1.3%
Computer Software and Services .......................................     1.3%
Real Estate ..........................................................     1.1%
Environmental Services ...............................................     1.1%
Consumer Services ....................................................     0.9%
Metals and Mining ....................................................     0.7%
Transportation .......................................................     0.7%
Closed-End Funds .....................................................     0.6%
Building and Construction ............................................     0.2%
Aerospace ............................................................     0.2%
Agriculture ..........................................................     0.2%
Educational Services .................................................     0.1%
Paper and Forest Products ............................................     0.1%
Home Furnishings .....................................................     0.0%
Automotive ...........................................................     0.0%
Other Assets and Liabilities (Net) ...................................    (0.1)%
                                                                         -----
                                                                         100.0%
                                                                         =====

THE FUND FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "SEC") FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE LAST OF WHICH WAS FILED FOR THE QUARTER ENDED JUNE 30, 2007. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUND AT 800-GABELLI (800-422-3554).THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.

PROXY VOTING

The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by
(i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC's website at www.sec.gov.

THE GABELLI SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS -- SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

                                                                     MARKET
   SHARES                                             COST            VALUE
------------                                      ------------   ---------------
               COMMON STOCKS -- 87.2%
               AEROSPACE -- 0.2%
     110,000   Herley Industries Inc.+ ........   $  1,891,583   $    1,645,600
       2,000   Innovative Solutions &
                  Support Inc.+ ...............         35,890           37,940
                                                  ------------   --------------
                                                     1,927,473        1,683,540
                                                  ------------   --------------
               AGRICULTURE -- 0.2%
       1,200   Cadiz Inc.+ ....................          4,500           22,680
      29,000   The Mosaic Co.+ ................        441,978        1,552,080
                                                  ------------   --------------
                                                       446,478        1,574,760
                                                  ------------   --------------
               AUTOMOTIVE -- 0.0%
       6,000   Oshkosh Truck Corp. ............         89,796          371,820
                                                  ------------   --------------
               AUTOMOTIVE: PARTS AND ACCESSORIES -- 2.7%
       3,816   Aftermarket Technology
                  Corp.+ ......................         47,013          121,120
       1,000   BERU AG ........................        106,336          104,094
      75,000   BorgWarner Inc. ................      1,609,839        6,864,750
     200,000   Dana Corp.+ ....................        439,275           39,000
     240,900   Earl Scheib Inc.+ (a) ..........      1,475,236          903,375
      60,000   Federal-Mogul Corp.+ ...........         87,700           54,000
     270,000   Midas Inc.+ ....................      4,010,223        5,094,900
     220,000   Modine Manufacturing Co. .......      5,254,348        5,856,400
       7,875   Monro Muffler Brake Inc. .......         52,860          266,096
     180,000   Proliance International Inc.+ ..      1,292,359          379,800
       2,000   Puradyn Filter
                  Technologies Inc.+ ..........          2,750              800
      50,000   SORL Auto Parts Inc.+ ..........        362,500          388,000
      75,375   Spartan Motors Inc. ............        365,562        1,268,561
     212,000   Standard Motor Products Inc. ...      2,878,492        1,992,800
      27,000   Strattec Security Corp. ........      1,058,830        1,256,040
      10,400   Superior Industries
                  International Inc. ..........        230,289          225,576
       8,000   Tenneco Inc.+ ..................         16,720          248,080
     120,000   The Pep Boys - Manny,
                  Moe & Jack ..................      1,628,358        1,683,600
      27,000   Thor Industries Inc. ...........        250,194        1,214,730
                                                  ------------   --------------
                                                    21,168,884       27,961,722
                                                  ------------   --------------
               AVIATION: PARTS AND SERVICES -- 5.7%
      25,000   AAR Corp.+ .....................        302,990          758,500
      10,000   Astronics Corp.+ ...............         48,990          435,700
      14,000   Barnes Group Inc. ..............        119,438          446,880
     122,000   Curtiss-Wright Corp. ...........      1,495,053        5,795,000
       7,500   Ducommun Inc.+ .................         80,125          242,250
      20,000   EDO Corp. ......................        441,767        1,120,200
      30,000   Embraer-Empresa Brasileira
                  de Aeronautica SA, ADR ......        508,773        1,317,600
      24,000   Gamesa Corp. Tecnologica SA ....        146,892          980,479
     280,000   GenCorp Inc.+ ..................      2,915,852        3,348,800
     450,000   Kaman Corp. ....................      7,217,248       15,552,000
      86,000   Moog Inc., Cl. A+ ..............        555,984        3,778,840
      35,000   Sequa Corp., Cl. A+ ............      1,455,627        5,802,300
      92,500   Sequa Corp., Cl. B+ ............      5,105,751       15,401,250

                                                                     MARKET
   SHARES                                             COST            VALUE
------------                                      ------------   ---------------
     513,000   The Fairchild Corp., Cl. A+ ....   $  1,603,305   $    1,026,000
      33,500   Woodward Governor Co. ..........        657,315        2,090,400
                                                  ------------   --------------
                                                    22,655,110       58,096,199
                                                  ------------   --------------
               BROADCASTING -- 1.3%
     125,000   Acme Communications Inc. .......        938,974          483,750
      51,000   Beasley Broadcast
                  Group Inc., Cl. A ...........        490,780          383,010
       2,000   Cogeco Inc. ....................         39,014           76,007
     295,000   Crown Media Holdings
                  Inc., Cl. A+ ................      1,848,397        2,121,050
       3,333   CTN Media Group Inc.+ (b) ......         16,800                3
       2,000   Global Traffic Network Inc.+ ...         11,904           15,000
       2,433   Granite Broadcasting Corp.+ ....        822,771           77,856
     420,000   Gray Television Inc. ...........      3,765,759        3,565,800
      35,000   Gray Television Inc., Cl. A ....        413,341          300,650
      48,000   Hearst-Argyle Television Inc. ..        425,523        1,246,080
         250   Liberty Media Corp. -
                  Capital, Cl. A+ .............         15,724           31,207
      20,000   Nexstar Broadcasting
                  Group Inc., Cl. A+ ..........        187,302          209,800
     120,000   Salem Communications
                  Corp., Cl. A ................      1,540,338          960,000
     190,000   Sinclair Broadcast Group
                  Inc., Cl. A .................      2,054,325        2,287,600
     200,000   Sirius Satellite Radio Inc.+ ...        981,915          698,000
      52,000   Spanish Broadcasting
                  System Inc., Cl. A+ .........        462,516          134,160
      35,000   XM Satellite Radio
                  Holdings Inc., Cl. A+ .......        302,980          495,950
     329,500   Young Broadcasting
                  Inc., Cl. A+ ................      2,591,177          724,900
                                                  ------------   --------------
                                                    16,909,540       13,810,823
                                                  ------------   --------------
               BUILDING AND CONSTRUCTION -- 0.2%
      16,500   Florida Rock Industries Inc. ...         96,939        1,031,085
      25,000   Huttig Building
                  Products Inc.+ ..............         90,165          134,500
      20,000   Insituform Technologies
                  Inc., Cl. A+ ................        387,695          304,600
       4,000   The Genlyte Group Inc.+ ........          8,580          257,040
       1,000   Universal Forest
                  Products Inc. ...............         12,125           29,900
                                                  ------------   --------------
                                                       595,504        1,757,125
                                                  ------------   --------------
               BUSINESS SERVICES -- 2.5%
       5,000   ACCO Brands Corp.+ .............        123,890          112,200
     240,000   AMICAS Inc.+ ...................      1,041,111          705,600
       6,000   BB Holdings Ltd.+ ..............         23,159           26,850
       5,000   BrandPartners Group Inc.+ ......          4,850              450
       2,400   Carlisle Group Ltd.+ ...........          3,630            6,383
       1,000   CheckFree Corp.+ ...............          9,040           46,540
       2,500   comScore Inc.+ .................         41,250           67,500
     400,000   Edgewater Technology Inc.+ .....      2,131,840        3,484,000
      25,000   Getty Images Inc.+ .............      1,037,923          696,000
      54,000   GP Strategies Corp.+ ...........        446,988          599,400

                 See accompanying notes to financial statements.

THE GABELLI SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

                                                                     MARKET
   SHARES                                             COST            VALUE
------------                                      ------------   ---------------
               COMMON STOCKS (CONTINUED)
               BUSINESS SERVICES (CONTINUED)
      22,589   GSE Systems Inc.+ ..............   $     31,625   $      152,476
         500   GSI Commerce Inc.+ .............          8,649           13,300
     100,000   Industrial Distribution
                  Group Inc.+ .................        405,322          944,000
      60,000   Interactive Data Corp. .........        534,171        1,692,000
     200,000   Intermec Inc.+ .................      4,088,640        5,224,000
      13,000   Landauer Inc. ..................        234,859          662,480
       4,000   MDC Partners Inc., Cl. A+ ......         12,360           43,440
     166,000   Nashua Corp.+ ..................      1,597,567        1,842,600
         375   OneSource Services Inc.+ .......          3,461            4,987
      19,000   R. H. Donnelley Corp.+ .........        255,103        1,064,380
         600   Shellshock Ltd.+ ...............              0                0
      68,000   Sohgo Security Services
                  Co. Ltd. ....................        864,949        1,104,671
      20,000   Stamps.com Inc.+ ...............        109,872          239,400
       5,000   StarTek Inc. ...................         73,657           50,650
      80,000   The Brink's Co. ................      1,986,050        4,470,400
      10,000   The Interpublic Group of
                  Companies Inc.+ .............        104,116          103,800
     160,265   Trans-Lux Corp.+ (a) ...........      1,219,543          841,391
      72,000   ValueClick Inc.+ ...............      1,873,770        1,617,120
                                                  ------------   --------------
                                                    18,267,395       25,816,018
                                                  ------------   --------------
               CABLE -- 2.1%
     230,000   Adelphia Communications
                  Corp., Cl. A+ ...............         29,650            4,600
     230,000   Adelphia Communications
                  Corp., Cl. A, Escrow+ .......              0                0
     230,000   Adelphia Recovery Trust+ .......              0                0
     495,000   Cablevision Systems Corp.,
                  Cl. A+ ......................              0       17,295,300
       9,329   Liberty Global Inc., Cl. A+ ....        249,972          382,676
       9,329   Liberty Global Inc., Cl. C+ ....        240,169          360,659
     300,000   Lin TV Corp., Cl. A+ ...........      4,764,278        3,903,000
       4,000   Outdoor Channel
                  Holdings Inc.+ ..............         44,765           36,120
                                                  ------------   --------------
                                                     5,328,834       21,982,355
                                                  ------------   --------------
               CLOSED-END FUNDS -- 0.6%
      86,000   The Central Europe and
                  Russia Fund Inc. ............      1,997,126        4,816,860
      36,700   The European Equity
                  Fund Inc. ...................        386,832          478,568
      54,000   The New Germany Fund Inc. ......        635,491          949,320
      11,000   The Spain Fund Inc. ............        103,029          172,480
                                                  ------------   --------------
                                                     3,122,478        6,417,228
                                                  ------------   --------------
               COMMUNICATIONS EQUIPMENT -- 1.8%
      60,000   Andrew Corp.+ ..................        243,556          831,000
     150,000   Communications
                  Systems Inc. ................      1,040,821        1,575,000
     260,900   Sycamore Networks Inc.+ ........        778,040        1,061,863
     260,000   Thomas & Betts Corp.+ ..........      4,754,753       15,246,400
                                                  ------------   --------------
                                                     6,817,170       18,714,263
                                                  ------------   --------------

                                                                     MARKET
   SHARES                                             COST            VALUE
------------                                      ------------   ---------------
               COMPUTER SOFTWARE AND SERVICES -- 1.3%
      73,000   Borland Software Corp.+ ........   $    612,810   $      317,550
      90,000   FalconStor Software Inc.+ ......        636,868        1,084,500
     290,000   Furmanite Corp.+ ...............      1,059,514        2,639,000
      54,099   Global Sources Ltd.+ ...........        834,272        1,199,375
      50,000   Jupitermedia Corp.+ ............        435,800          316,500
      80,000   Limelight Networks Inc.+ .......        804,336          702,400
      20,187   MKS Instruments Inc.+ ..........        367,981          383,957
      22,000   NAVTEQ Corp.+ ..................        858,735        1,715,340
      65,000   OpenTV Corp., Cl. A+ ...........        342,899           96,200
       6,000   Phoenix Technologies Ltd.+ .....         41,368           64,260
     215,000   Stamford Industrial
                  Group Inc.+ .................        156,830          425,700
     800,000   StorageNetworks Inc.,
                  Escrow+ (b) .................              0           24,000
     295,000   Tyler Technologies Inc.+ .......      1,113,084        3,938,250
                                                  ------------   --------------
                                                     7,264,497       12,907,032
                                                  ------------   --------------
               CONSUMER PRODUCTS -- 1.9%
       6,200   1-800-FLOWERS.COM
                  Inc., Cl. A+ ................         60,304           71,858
      27,000   Adams Golf Inc.+ ...............         71,200           55,350
       5,250   Alberto-Culver Co. .............        123,588          130,148
      16,000   Ashworth Inc.+ .................         69,906           98,400
      33,500   Chofu Seisakusho Co. Ltd. ......        484,644          583,293
      37,500   Church & Dwight Co. Inc. .......        354,732        1,764,000
      45,000   Coachmen Industries Inc. .......        512,420          301,500
       6,000   Elizabeth Arden Inc.+ ..........         82,125          161,760
      50,000   Escada AG+ .....................      1,708,416        1,844,458
       2,000   Harley-Davidson Inc. ...........          4,712           92,420
     200,000   Hartmarx Corp.+ ................      1,011,455          980,000
      86,300   Lenox Group Inc.+ ..............        900,581          414,240
       5,000   Levcor International Inc.+ .....          7,650            1,425
     290,000   Marine Products Corp. ..........        193,214        2,459,200
      32,000   National Presto
                  Industries Inc. .............      1,003,041        1,696,000
      10,000   Oakley Inc. ....................        286,983          290,300
      84,200   Revlon Inc., Cl. A+ ............        259,765           96,830
      75,250   Sally Beauty Holdings Inc.+ ....        588,091          635,862
     699,100   Schiff Nutrition
                  International Inc. ..........      1,873,361        4,187,609
      90,000   Spectrum Brands Inc.+ ..........        982,754          522,000
       5,500   Steven Madden Ltd. .............         26,985          104,225
      14,000   Stewart Enterprises Inc.,
                  Cl. A .......................         65,467          106,680
      87,425   Syratech Corp.+ ................         17,426            1,749
       4,000   The Scotts Miracle-Gro Co.,
                  Cl. A .......................         45,880          171,000
      17,000   WD-40 Co. ......................        470,278          580,380
      73,000   Wolverine World Wide Inc. ......        710,596        2,000,200
                                                  ------------   --------------
                                                    11,915,574       19,350,887
                                                  ------------   --------------
               CONSUMER SERVICES -- 0.9%
      35,000   Bowlin Travel Centers Inc.+ ....         32,451           87,150
       2,500   Collectors Universe Inc. .......          8,720           35,200

                 See accompanying notes to financial statements.

THE GABELLI SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

                                                                     MARKET
   SHARES                                             COST            VALUE
------------                                      ------------   ---------------
               COMMON STOCKS (CONTINUED)
               CONSUMER SERVICES (CONTINUED)
      10,000   eLong Inc., ADR+ ...............   $    113,711   $       96,600
       2,000   Expedia Inc.+ ..................         19,829           63,760
      40,000   IAC/InterActiveCorp+ ...........        471,794        1,186,800
      50,000   Martha Stewart Living
                  Omnimedia Inc., Cl. A+ ......        625,306          582,500
      20,000   Response USA Inc.+ .............         16,500               50
     267,000   Rollins Inc. ...................      2,284,661        7,126,230
      10,000   TiVo Inc.+ .....................         74,563           63,500
                                                  ------------   --------------
                                                     3,647,535        9,241,790
                                                  ------------   --------------
               DIVERSIFIED INDUSTRIAL -- 8.4%
      42,000   Acuity Brands Inc. .............        488,472        2,120,160
       2,000   Albany International
                  Corp., Cl. A ................         71,251           74,980
     103,100   Ampco-Pittsburgh Corp. .........      1,446,420        4,060,078
       6,000   Anixter International Inc.+ ....         57,120          494,700
     290,000   Baldor Electric Co. ............      7,881,723       11,585,500
     150,000   Crane Co. ......................      3,282,255        7,195,500
     100,000   Delta plc ......................        212,289          269,048
       4,000   ESCO Technologies Inc.+ ........         66,552          132,960
         803   Foster Wheeler Ltd.+ ...........          3,183          105,418
      12,000   Gardner Denver Inc.+ ...........        103,046          468,000
     218,000   Greif Inc., Cl. A ..............      2,194,018       13,228,240
      26,000   Greif Inc., Cl. B ..............        948,864        1,469,000
     155,000   Griffon Corp.+ .................      3,648,830        2,340,500
      10,000   Insteel Industries Inc. ........          4,250          153,500
      80,000   Katy Industries Inc.+ ..........        535,525          128,000
      73,000   Lindsay Corp. ..................        781,892        3,195,940
     210,000   Magnetek Inc.+ .................      1,254,989        1,008,000
      37,000   Matthews International
                  Corp., Cl. A ................        861,644        1,620,600
     275,000   Myers Industries Inc. ..........      2,505,876        5,450,500
     130,000   National Patent
                  Development Corp.+ ..........         86,241          309,400
     101,000   Oil-Dri Corp. of America .......        873,490        1,858,400
      15,000   Olin Corp. .....................        232,292          335,700
     220,000   Park-Ohio Holdings Corp.+ ......      1,220,379        5,709,000
      86,000   Precision Castparts Corp. ......      1,571,868       12,726,280
      32,000   Roper Industries Inc. ..........        620,029        2,096,000
      33,000   Sonoco Products Co. ............        911,856          995,940
      63,000   Standex International Corp. ....      1,253,307        1,302,840
     120,000   Tech/Ops Sevcon Inc. ...........        827,687        1,044,000
     125,000   The Lamson & Sessions Co.+ .....        831,798        3,370,000
      80,000   Tredegar Corp. .................      1,219,764        1,380,000
      73,048   WHX Corp.+ .....................      1,180,253          547,860
                                                  ------------   --------------
                                                    37,177,163       86,776,044
                                                  ------------   --------------
               EDUCATIONAL SERVICES -- 0.1%
       6,000   Career Education Corp.+ ........        139,615          167,940
       1,000   School Specialty Inc.+ .........         33,907           34,630
      70,000   Universal Technical
                  Institute Inc.+ .............      1,571,936        1,260,000
                                                  ------------   --------------
                                                     1,745,458        1,462,570
                                                  ------------   --------------

                                                                     MARKET
   SHARES                                             COST            VALUE
------------                                      ------------   ---------------
               ELECTRONICS -- 1.9%
      90,000   Badger Meter Inc. ..............   $  2,071,994   $    2,884,500
      37,700   Bel Fuse Inc., Cl. A ...........      1,354,853        1,439,386
     357,800   California Micro
                  Devices Corp.+ ..............      1,864,519        1,570,742
     200,000   CTS Corp. ......................      2,193,163        2,580,000
     165,000   Greatbatch Inc.+ ...............      4,578,537        4,387,350
      17,000   IMAX Corp.+ ....................        147,321           71,400
     210,000   KEMET Corp.+ ...................      1,694,144        1,543,500
      69,300   Methode Electronics Inc. .......        650,898        1,042,965
     100,000   Park Electrochemical Corp. .....      2,335,078        3,358,000
      20,000   Trident Microsystems Inc.+ .....        119,857          317,800
       3,576   Trimble Navigation Ltd.+ .......         99,306          140,215
      20,000   Zoran Corp.+ ...................        121,523          404,000
                                                  ------------   --------------
                                                    17,231,193       19,739,858
                                                  ------------   --------------
               ENERGY AND UTILITIES -- 4.7%
       3,000   AGL Resources Inc. .............         51,525          118,860
   1,000,000   Aquila Inc.+ ...................      3,741,907        4,010,000
       6,400   BIW Ltd. .......................         94,563          148,800
      95,000   Callon Petroleum Co.+ ..........        939,533        1,322,400
      35,000   CH Energy Group Inc. ...........      1,460,330        1,673,000
      12,000   Chesapeake Utilities Corp. .....        236,752          407,880
      70,000   CMS Energy Corp. ...............        395,665        1,177,400
      23,000   Connecticut Water Service Inc. .        464,832          532,680
       3,500   Consolidated Water Co. Ltd. ....         83,341          105,070
     150,000   Covanta Holding Corp.+ .........        644,530        3,676,500
     145,000   El Paso Electric Co.+ ..........      1,886,797        3,353,850
      20,000   Environmental Power Corp.+ .....        110,000          106,000
     126,800   Florida Public Utilities Co. ...      1,177,900        1,496,240
      43,000   Middlesex Water Co. ............        743,997          812,700
      10,000   Nicor Inc. .....................        221,002          429,000
      20,000   Oceaneering
                  International Inc.+ .........        544,313        1,516,000
       2,000   PetroQuest Energy Inc.+ ........          5,250           21,460
     973,500   RPC Inc. .......................      1,021,292       13,833,435
      35,000   SEMCO Energy Inc.+ .............        218,317          276,150
      77,000   SJW Corp. ......................      1,182,745        2,628,780
      72,500   Southern Union Co. .............      1,296,863        2,255,475
     100,000   Southwest Gas Corp. ............      1,772,385        2,829,000
      20,000   Tesoro Corp. ...................        140,933          920,400
       4,000   Toreador Resources Corp.+ ......         15,250           47,320
      10,000   Vestas Wind Systems A/S+ .......         89,988          789,992
      10,000   W-H Energy Services Inc.+ ......        212,864          737,500
     145,000   Westar Energy Inc. .............      2,240,149        3,561,200
                                                  ------------   --------------
                                                    20,993,023       48,787,092
                                                  ------------   --------------
               ENTERTAINMENT -- 2.1%
     120,000   Aruze Corp. ....................      2,786,374        5,348,888
      42,500   Canterbury Park
                  Holding Corp. ...............        594,314          518,500
       6,048   Chestnut Hill Ventures+ (b) ....        164,590          275,236
         500   Discovery Holding Co., Cl. A+ ..          6,095           14,425
     201,000   Dover Motorsports Inc. .........      1,104,623        1,300,470
     100,000   Fisher Communications Inc.+ ....      5,554,857        4,987,000

                 See accompanying notes to financial statements.

THE GABELLI SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

                                                                     MARKET
   SHARES                                             COST            VALUE
------------                                      ------------   ---------------
               COMMON STOCKS (CONTINUED)
               ENTERTAINMENT (CONTINUED)
     581,466   Gemstar-TV Guide
                  International Inc.+ .........   $  3,218,348   $    4,047,003
      16,000   International Speedway
                  Corp., Cl. A ................        515,479          733,760
       2,500   International Speedway
                  Corp., Cl. B ................         45,000          113,750
      10,000   Metromedia International
                  Group Inc.+ .................          6,700           17,900
     320,000   Six Flags Inc.+ ................      1,620,999        1,107,200
     200,000   The Topps Co. Inc. .............      1,626,618        1,938,000
      50,530   Triple Crown Media Inc.+ .......        587,404          311,770
      50,000   World Wrestling
                  Entertainment Inc., Cl. A ...        581,121          754,000
      35,000   WPT Enterprises Inc.+ ..........        274,988          100,800
                                                  ------------   --------------
                                                    18,687,510       21,568,702
                                                  ------------   --------------
               ENVIRONMENTAL SERVICES -- 1.1%
     200,000   Allied Waste Industries Inc.+ ..      1,943,361        2,550,000
       8,000   Basin Water Inc.+ ..............         72,458           94,640
      18,000   Catalytica Energy
                  Systems Inc.+ ...............         87,322           23,040
     262,500   Republic Services Inc. .........      2,490,315        8,586,375
                                                  ------------   --------------
                                                     4,593,456       11,254,055
                                                  ------------   --------------
               EQUIPMENT AND SUPPLIES -- 11.8%
      15,000   A.O. Smith Corp., Cl. A ........        336,569          769,125
     249,000   AMETEK Inc. ....................        996,986       10,761,780
     425,000   Baldwin Technology Co.
                  Inc., Cl. A+ ................      1,353,684        2,129,250
      26,000   Belden Inc. ....................        290,500        1,219,660
       6,000   C&D Technologies Inc.+ .........         72,457           29,880
      50,000   Capstone Turbine Corp.+ ........        103,400           60,000
     252,400   CIRCOR International Inc. ......      5,113,231       11,461,484
     400,000   CLARCOR Inc. ...................      2,448,277       13,684,000
     200,000   Core Molding
                  Technologies Inc.+ ..........        299,389        1,532,000
     170,000   Crown Holdings Inc.+ ...........        687,034        3,869,200
       2,000   Danaher Corp. ..................         34,106          165,420
      66,000   Donaldson Co. Inc. .............        761,576        2,756,160
     350,000   Enodis plc .....................      1,147,011        1,249,591
      90,000   Entegris Inc.+ .................        708,040          781,200
     435,000   Fedders Corp.+ .................      1,492,346           20,010
     188,000   Flowserve Corp. ................      3,473,080       14,321,840
     152,500   Franklin Electric Co. Inc. .....      1,244,803        6,269,275
      10,000   Gehl Co.+ ......................        266,202          223,300
     135,000   Gerber Scientific Inc.+ ........      1,290,225        1,464,750
      84,000   Graco Inc. .....................        928,834        3,285,240
     155,000   GrafTech International Ltd.+ ...      1,069,681        2,765,200
      90,000   IDEX Corp. .....................        556,738        3,275,100
      90,000   Interpump Group SpA ............        353,472          888,719
       2,000   Itron Inc.+ ....................        139,496          186,140
       4,000   Jarden Corp.+ ..................         11,351          123,760
       9,700   K-Tron International Inc.+ .....         71,782          921,500

                                                                     MARKET
   SHARES                                             COST            VALUE
------------                                      ------------   ---------------
      64,000   L.S. Starrett Co., Cl. A .......   $  1,091,156   $    1,238,400
      30,000   Littelfuse Inc.+ ...............        611,444        1,070,700
     107,000   Lufkin Industries Inc. .........      1,029,240        5,887,140
      55,000   Maezawa Kyuso
                  Industries Co. Ltd. .........        359,609        1,005,528
      26,666   Met-Pro Corp. ..................        192,463          431,456
       2,000   Middleby Corp.+ ................         37,310          129,080
      20,800   Mueller Industries Inc. ........        661,915          751,712
      10,000   Plantronics Inc. ...............        246,559          285,500
      50,000   Robbins & Myers Inc. ...........      1,023,975        2,864,500
      95,000   SL Industries Inc.+ ............      1,114,953        2,165,050
       5,000   Teleflex Inc. ..................         76,167          389,600
     175,000   Tennant Co. ....................      3,865,562        8,522,500
     255,000   The Gorman-Rupp Co. ............      6,126,194        8,455,800
       5,000   Valmont Industries Inc. ........         40,625          424,250
      40,000   Vicor Corp. ....................        452,690          484,800
       7,875   Watsco Inc., Cl. B .............         23,627          365,558
      85,000   Watts Water Technologies
                  Inc., Cl. A .................      1,642,405        2,609,500
      15,000   Wolverine Tube Inc.+ ...........        150,915           19,500
                                                  ------------   --------------
                                                    43,997,079      121,314,158
                                                  ------------   --------------
               FINANCIAL SERVICES -- 3.2%
      10,000   Alleghany Corp.+ ...............      1,731,082        4,060,000
      25,287   Argo Group International
                  Holdings Ltd.+ ..............        844,293        1,100,237
      60,000   Bank of Florida Corp.+ .........        900,000          976,800
      87,300   BKF Capital Group Inc.+ ........      1,125,332          209,520
     360,000   CNA Surety Corp.+ ..............      3,944,587        6,346,800
      21,000   Crazy Woman Creek
                  Bancorp Inc. ................        325,590          441,000
         500   Duff & Phelps Corp., Cl. A+ ....          8,000            9,175
      37,000   Epoch Holding Corp.+ ...........         63,098          520,960
       3,000   Federal Agricultural
                  Mortgage Corp., Cl. C .......         24,000           88,080
     160,000   Flushing Financial Corp. .......      2,479,766        2,688,000
     208,000   Franklin Bank Corp.+ ...........      4,164,739        1,913,600
       1,000   KBW Inc.+ ......................         21,000           28,780
      67,000   LaBranche & Co. Inc.+ ..........        632,416          313,560
       1,000   LandAmerica Financial
                  Group Inc. ..................         12,175           38,980
      66,000   Landesbank Berlin
                  Holding AG ..................      1,280,794          637,140
       3,000   Leucadia National Corp. ........         24,354          144,660
       5,000   MB Financial Inc. ..............        178,537          172,750
      55,000   MVC Capital Inc. ...............        545,282        1,019,150
       1,500   NetBank Inc.+ ..................          6,000              102
     100,000   NewAlliance Bancshares Inc. ....      1,463,358        1,468,000
       5,000   PrivateBancorp Inc. ............        169,194          174,200
     100,320   Sterling Bancorp ...............      1,755,223        1,404,480
      10,000   Sterling Financial Corp. .......        179,253          171,500
      80,000   SWS Group Inc. .................      1,752,170        1,415,200
     107,500   The Midland Co. ................        822,713        5,908,200
      50,000   Wilmington Trust Corp. .........      1,574,410        1,945,000
                                                  ------------   --------------
                                                    26,027,366       33,195,874
                                                  ------------   --------------

                 See accompanying notes to financial statements.

THE GABELLI SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

                                                                     MARKET
   SHARES                                             COST            VALUE
------------                                      ------------   ---------------
               COMMON STOCKS (CONTINUED)
               FOOD AND BEVERAGE -- 4.9%
      30,000   Boston Beer Co. Inc., Cl. A+ ...   $    468,757   $    1,459,800
      25,000   Brown-Forman Corp., Cl. A ......        697,122        1,950,000
      50,000   Bull-Dog Sauce Co. Ltd. ........        658,452          139,294
         100   Compania Cervecerias
                  Unidas SA, ADR ..............          2,455            3,850
      20,000   CoolBrands International
                  Inc.+ .......................         81,374           19,303
      34,000   Corn Products
                  International Inc. ..........        548,897        1,559,580
     220,000   Davide Campari-Milano SpA ......      2,261,447        2,258,695
     100,000   Del Monte Foods Co. ............        997,536        1,050,000
      85,000   Denny's Corp.+ .................        132,580          340,000
     800,000   Dynasty Fine Wines
                  Group Ltd. ..................        294,142          312,844
         100   Embotelladora Andina SA,
                  Cl. A, ADR ..................          1,295            1,720
      25,000   Farmer Brothers Co. ............        389,323          622,000
     330,000   Flowers Foods Inc. .............      1,820,889        7,194,000
         500   Genesee Corp., Cl. A+ ..........              0                0
      21,500   Genesee Corp., Cl. B+ ..........         15,392                0
     701,500   Grupo Continental
                  SAB de CV ...................      1,058,724        1,475,168
      10,000   Hain Celestial Group Inc.+ .....        184,774          321,300
      70,000   ITO EN Ltd. ....................      1,697,853        1,706,351
      21,000   ITO EN Ltd., Preference+ .......        478,882          417,751
      20,000   J & J Snack Foods Corp. ........        441,518          696,400
     298,000   Kikkoman Corp. .................      2,382,970        4,498,603
      30,000   Lifeway Foods Inc.+ ............        174,542          504,900
      20,000   Meiji Seika Kaisha Ltd. ........         87,470          100,640
      35,000   MGP Ingredients Inc. ...........        243,900          359,450
     150,000   Morinaga Milk
                  Industry Co. Ltd. ...........        640,663          600,705
      15,000   Nathan's Famous Inc.+ ..........        155,721          247,500
     110,850   Nissin Food Products
                  Co. Ltd. ....................      3,863,480        3,956,688
       4,000   Omni Nutraceuticals Inc.+ ......         13,563               16
      40,000   PepsiAmericas Inc. .............        755,762        1,297,600
      53,000   Ralcorp Holdings Inc.+ .........        794,081        2,958,460
     105,000   Rock Field Co. Ltd. ............      1,758,855        1,527,489
      12,250   The Cheesecake
                  Factory Inc.+ ...............         63,971          287,507
      66,000   The J.M. Smucker Co. ...........      1,599,230        3,525,720
     200,000   The Steak n Shake Co.+ .........      2,658,177        3,002,000
      70,700   Tootsie Roll Industries Inc. ...      1,411,016        1,875,671
      49,000   Triarc Cos. Inc., Cl. A ........        348,372          602,210
     119,000   Triarc Cos. Inc., Cl. B ........      1,016,318        1,488,690
       2,000   Vina Concha Y Toro SA, ADR .....         54,957           93,520
       1,000   Willamette Valley
                  Vineyards Inc.+ .............          3,994            6,770
      80,000   YAKULT HONSHA Co. Ltd. .........      2,083,464        1,821,268
                                                  ------------   --------------
                                                    32,341,918       50,283,463
                                                  ------------   --------------

                                                                     MARKET
   SHARES                                             COST            VALUE
------------                                      ------------   ---------------
               HEALTH CARE -- 9.6%
     250,000   Advanced Medical
                  Optics Inc.+ ................   $  9,170,486   $    7,647,500
      47,000   Align Technology Inc.+ .........        409,536        1,190,510
     100,000   Allergan Inc. ..................      1,964,408        6,447,000
     130,000   Alpharma Inc., Cl. A ...........      3,020,550        2,776,800
     128,000   AngioDynamics Inc.+ ............      2,573,986        2,412,800
       5,000   Anika Therapeutics Inc.+ .......         64,475          104,050
     230,000   Animal Health
                  International Inc.+ .........      2,746,769        2,559,900
      41,000   ArthroCare Corp.+ ..............        856,241        2,291,490
       7,800   Bio-Rad Laboratories
                  Inc., Cl. A+ ................        309,943          705,900
       9,000   Bruker BioSciences Corp.+ ......         34,729           79,200
     130,000   Chemed Corp. ...................      2,092,697        8,080,800
      73,000   CONMED Corp.+ ..................      1,929,954        2,043,270
     130,000   Crucell NV, ADR+ ...............      2,827,283        2,683,200
      60,000   Cutera Inc.+ ...................      1,473,942        1,572,600
      50,000   Dade Behring Holdings Inc. .....      3,598,463        3,817,500
      82,000   Del Global Technologies Corp.+ .        251,543          241,900
      79,000   DexCom Inc.+ ...................      1,034,629          789,210
       5,000   DJO Inc.+ ......................        177,313          245,500
      90,000   Edwards Lifesciences Corp.+ ....      3,180,397        4,437,900
      70,000   Exactech Inc.+ .................      1,002,986        1,123,500
      47,000   Henry Schein Inc.+ .............        827,131        2,859,480
      32,000   ICU Medical Inc.+ ..............        940,126        1,240,000
      15,000   IMS Health Inc. ................        412,500          459,600
       2,000   Integra LifeSciences
                  Holdings Corp.+ .............         43,600           97,160
       3,000   Invacare Corp. .................         73,652           70,140
      30,000   Inverness Medical
                  Innovations Inc.+ ...........        554,733        1,659,600
      25,000   Invitrogen Corp.+ ..............      1,286,160        2,043,250
     220,000   Lifecore Biomedical Inc.+ ......      2,847,832        2,838,000
      40,000   MWI Veterinary Supply Inc.+ ....        972,736        1,510,000
      15,000   Nabi Biopharmaceuticals+ .......        105,625           60,900
       3,000   NeoPharm Inc.+ .................         29,760            2,970
       5,000   NeuroMetrix Inc.+ ..............         45,273           43,650
       1,300   Nobel Biocare Holding AG .......        100,171          352,008
     100,000   Odyssey HealthCare Inc.+ .......      1,239,359          961,000
      15,000   Opko Health Inc.+ ..............         61,059           60,000
      50,000   Orthofix International NV+ .....      1,906,624        2,448,500
       2,000   OrthoLogic Corp.+ ..............          6,750            2,820
      35,000   Owens & Minor Inc. .............        692,324        1,333,150
      50,000   Pain Therapeutics Inc.+ ........        421,441          467,500
      50,000   Palomar Medical
                  Technologies Inc.+ ..........      1,563,276        1,424,500
     100,000   Penwest
                  Pharmaceuticals Co.+ ........      1,185,995        1,101,000
      50,000   Possis Medical Inc.+ ...........        623,493          677,500
      30,000   PSS World Medical Inc.+ ........        367,273          573,900
       1,779   Qiagen NV+ .....................          7,992           34,530
     205,000   Quidel Corp.+ ..................      1,712,623        4,009,800

                 See accompanying notes to financial statements.

THE GABELLI SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

                                                                      MARKET
   SHARES                                             COST            VALUE
------------                                      ------------   ---------------
               COMMON STOCKS (CONTINUED)
               HEALTH CARE (CONTINUED)
     100,000   Regeneration
                  Technologies Inc.+ ..........   $  1,003,406   $    1,072,000
      15,000   Sirona Dental Systems Inc.+ ....        149,545          535,050
      59,000   SNIA SpA .......................        133,755           92,460
     130,000   Sonic Innovations Inc.+ ........        601,533        1,192,100
   2,800,000   Sorin SpA+ .....................      8,490,551        5,809,294
   1,100,000   SSL International plc ..........      8,745,703        9,565,022
       2,500   Straumann Holding AG ...........        224,697          702,169
       4,200   Stryker Corp. ..................        162,570          288,792
      40,000   Thoratec Corp.+ ................        478,455          827,600
      24,000   United-Guardian Inc. ...........        210,782          244,800
      45,000   Vascular Solutions Inc.+ .......        386,334          359,100
       1,000   Wright Medical Group Inc.+ .....         16,460           26,820
       5,100   Young Innovations Inc. .........        128,516          145,911
      10,000   Zymogenetics Inc.+ .............        131,026          130,500
                                                  ------------   --------------
                                                    77,611,171       98,573,106
                                                  ------------   --------------
               HOME FURNISHINGS -- 0.0%
      13,000   Bassett Furniture
                  Industries Inc. .............        215,616          134,940
       4,000   Bed Bath & Beyond Inc.+ ........         11,125          136,480
         250   Foamex International Inc.+ .....          8,062            2,313
      27,000   La-Z-Boy Inc. ..................        226,525          199,260
                                                  ------------   --------------
                                                       461,328          472,993
                                                  ------------   --------------
               HOTELS AND GAMING -- 2.9%
      12,000   Boyd Gaming Corp. ..............         90,225          514,200
      71,000   Churchill Downs Inc. ...........      2,287,092        3,547,160
     100,000   Dover Downs Gaming &
                  Entertainment Inc. ..........        666,063        1,039,000
     160,000   Gaylord Entertainment Co.+ .....      4,728,162        8,515,200
      20,002   Harrah's Entertainment Inc. ....      1,354,634        1,738,774
      10,000   Home Inns & Hotels
                  Management Inc., ADR+ .......        291,038          348,000
     140,000   Lakes Entertainment Inc.+ ......        717,933        1,334,200
       1,200   Las Vegas Sands Corp.+ .........         34,800          160,104
     320,000   Magna Entertainment
                  Corp., Cl. A+ ...............      2,079,594          726,400
      20,000   Marcus Corp. ...................        377,480          384,000
      26,000   Orient-Express Hotels
                  Ltd., Cl. A .................      1,266,565        1,333,020
      80,000   Penn National Gaming Inc.+ .....        181,379        4,721,600
      90,000   Pinnacle Entertainment Inc.+ ...        787,681        2,450,700
      11,700   Sonesta International
                  Hotels Corp., Cl. A .........        454,232          499,122
       3,000   Station Casinos Inc. ...........         11,670          262,440
      16,000   Wynn Resorts Ltd. ..............        135,778        2,520,960
      20,000   Youbet.com Inc.+ ...............         51,494           37,800
                                                  ------------   --------------
                                                    15,515,820       30,132,680
                                                  ------------   --------------
               MANUFACTURED HOUSING AND RECREATIONAL VEHICLES -- 1.3%
      58,000   Cavco Industries Inc.+ .........      1,127,032        1,943,000
     330,000   Champion Enterprises Inc.+ .....      3,439,560        3,623,400
      17,000   Drew Industries Inc.+ ..........        296,303          691,560

                                                                     MARKET
   SHARES                                             COST            VALUE
------------                                      ------------   ---------------
     200,000   Fleetwood Enterprises Inc.+ ....   $  2,557,247   $    1,710,000
      63,000   Monaco Coach Corp ..............      1,376,125          883,890
       6,000   Nobility Homes Inc. ............        127,347          114,000
     135,000   Skyline Corp. ..................      4,382,320        4,060,800
                                                  ------------   --------------
                                                    13,305,934       13,026,650
                                                  ------------   --------------
               METALS AND MINING -- 0.7%
      60,000   Arizona Star Resource Corp.+ ...        248,020          829,437
      52,003   Barrick Gold Corp. .............      1,522,648        2,094,681
      10,000   Inmet Mining Corp. .............        325,911        1,002,865
      15,000   Ivanhoe Mines Ltd.+. ...........        111,730          195,750
     142,115   Kinross Gold Corp.+. ...........        984,488        2,128,883
      10,000   Meridian Gold Inc.+ ............         75,630          331,000
       2,000   Northwest Pipe Co.+. ...........         55,888           75,640
     190,000   Royal Oak Mines Inc.+ ..........        322,487                0
      30,148   Stillwater Mining Co.+ .........        389,561          310,223
      52,000   Uranium Resources Inc.+ ........        287,136          488,280
                                                  ------------   --------------
                                                     4,323,499        7,456,759
                                                  ------------   --------------
               PAPER AND FOREST PRODUCTS -- 0.1%
      35,000   Pope & Talbot Inc.+. ...........        481,405            9,800
      18,000   Schweitzer-Mauduit
                  International Inc. ..........        424,690          419,400
      30,000   Wausau Paper Corp. .............        367,090          334,500
                                                  ------------   --------------
                                                     1,273,185          763,700
                                                  ------------   --------------
               PUBLISHING -- 1.5%
     307,237   Independent News &
                  Media plc ...................        431,671        1,143,448
      12,000   John Wiley & Sons Inc., Cl. B ..         46,500          537,000
     110,000   Journal Communications
                  Inc., Cl. A .................      1,597,923        1,042,800
     180,000   Journal Register Co. ...........      1,677,710          432,000
      25,000   Lee Enterprises Inc.. ..........        500,395          389,250
      80,000   McClatchy Co., Cl. A ...........      2,279,343        1,598,400
      63,000   Media General Inc., Cl. A ......      1,925,836        1,733,130
      23,000   Meredith Corp. .................        429,183        1,317,900
     260,000   News Corp., Cl. A ..............        765,310        5,717,400
      63,333   PRIMEDIA Inc. ..................      1,161,306          889,195
       4,500   Value Line Inc. ................        183,817          221,715
                                                  ------------   --------------
                                                    10,998,994       15,022,238
                                                  ------------   --------------
               REAL ESTATE -- 1.1%
         190   Case Pomeroy & Co.
                  Inc., Cl. A+ (b) ............        222,300          388,075
     169,500   Griffin Land &
                  Nurseries Inc.+ .............      2,189,170        6,190,140
       9,000   Gyrodyne Co. of America Inc. ...        135,071          445,410
      20,000   Malan Realty
                  Investors Inc.+ (b). ........         53,529           14,800
     106,000   Morguard Corp. .................      1,344,892        4,475,946
                                                  ------------   --------------
                                                     3,944,962       11,514,371
                                                  ------------   --------------
               RETAIL -- 1.6%
     144,000   Aaron Rents Inc., Cl. A ........        521,690        3,081,600
      35,000   Big 5 Sporting Goods Corp. .....        657,716          654,500
       8,000   Casey's General Stores Inc. ....        124,503          221,600

                 See accompanying notes to financial statements.

THE GABELLI SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

                                                                     MARKET
   SHARES                                             COST            VALUE
------------                                      ------------   ---------------
               COMMON STOCKS (CONTINUED)
               RETAIL (CONTINUED)
      62,000   Coldwater Creek Inc.+ ..........   $    127,466   $      673,320
      61,000   Copart Inc.+ ...................      1,852,119        2,097,790
     110,000   CSK Auto Corp.+ ................      1,749,994        1,171,500
       3,000   Gander Mountain Co.+ ...........         27,860           16,230
     158,500   Ingles Markets Inc., Cl. A .....      1,980,267        4,542,610
      35,000   Movado Group Inc. ..............        515,027        1,117,200
      30,000   Pier 1 Imports Inc. ............        202,215          141,900
      14,000   Tractor Supply Co.+ ............        655,632          645,260
       5,000   Village Super Market
                  Inc., Cl. A .................        226,833          260,000
      40,000   Weis Markets Inc. ..............      1,174,744        1,707,600
                                                  ------------   --------------
                                                     9,816,066       16,331,110
                                                  ------------   --------------
               SPECIALTY CHEMICALS -- 4.4%
      40,000   A. Schulman Inc. ...............        739,148          789,200
      24,000   Airgas Inc. ....................        150,350        1,239,120
      80,000   Albemarle Corp. ................      1,125,964        3,536,000
      35,000   Arch Chemicals Inc. ............        766,922        1,640,800
     400,000   Chemtura Corp. .................      4,238,263        3,556,000
      10,000   Cytec Industries Inc. ..........        278,296          683,900
       4,000   Dionex Corp.+ ..................        120,000          317,840
     180,400   Ferro Corp. ....................      4,048,878        3,604,392
     236,000   H.B. Fuller Co. ................      2,083,971        7,004,480
     100,000   Hawkins Inc. ...................      1,439,496        1,440,000
     390,000   Hercules Inc. ..................      3,763,087        8,197,800
     150,000   Material Sciences Corp.+ .......      1,394,190        1,593,000
     155,000   Omnova Solutions Inc.+ .........        948,026          895,900
      50,000   Penford Corp. ..................        539,601        1,885,000
      10,000   Quaker Chemical Corp. ..........        181,137          235,200
     280,000   Sensient Technologies Corp. ....      5,695,625        8,083,600
                                                  ------------   --------------
                                                    27,512,954       44,702,232
                                                  ------------   --------------
               TELECOMMUNICATIONS -- 1.5%
      45,000   Alltel Corp. ...................      1,481,936        3,135,600
      23,000   Atlantic Tele-Network Inc. .....         92,644          836,050
     200,000   Cincinnati Bell Inc.+ ..........        517,183          988,000
      30,000   Citizens Communications Co. ....        440,400          429,600
       6,795   Community Service
                  Communications Inc.+ ........              0           22,593
      46,000   D&E Communications Inc. ........        592,050          654,120
      10,000   New Ulm Telecom Inc. ...........        131,062          125,000
       3,000   North Pittsburgh
                  Systems Inc. ................         68,488           71,280
     120,000   Rogers Communications
                  Inc., Cl. B .................        579,562        5,463,600
      63,000   Shenandoah
                  Telecommunications Co. ......        373,895        1,370,880
      37,584   Verizon Communications Inc. ....        905,273        1,664,220
         870   Virgin Media Inc. ..............         13,291           21,115
      24,000   Windstream Corp. ...............         25,072          338,880
      53,000   Winstar Communications
                  Inc.+ (b) ...................            133               53
                                                  ------------   --------------
                                                     5,220,989       15,120,991
                                                  ------------   --------------

                                                                     MARKET
   SHARES                                             COST            VALUE
------------                                      ------------   ---------------
               TRANSPORTATION -- 0.7%
     150,000   GATX Corp. .....................   $  4,610,043   $    6,412,500
     117,000   Grupo TMM SA, Cl. A, ADR+ ......        858,411          369,720
       2,000   Irish Continental Group plc+ ...         17,409           73,750
      20,200   Providence and Worcester
                  Railroad Co. ................        333,471          365,620
                                                  ------------   --------------
                                                     5,819,334        7,221,590
                                                  ------------   --------------
               WIRELESS COMMUNICATIONS -- 2.2%
      45,000   Centennial Communications
                  Corp.+ ......................        246,806          455,400
      40,000   Nextwave Wireless Inc.+ ........        437,163          228,800
      72,000   Price Communications
                  Corp., Escrow+ ..............              0                0
      55,000   Rural Cellular Corp., Cl. A+ ...        374,090        2,392,500
       1,000   SunCom Wireless
                  Holdings Inc., Cl. A+ .......         16,504           25,800
     710,000   Vimpel-Communications,
                  ADR .........................      1,207,055       19,198,400
          17   Xanadoo Co.+ ...................          4,148            3,715
                                                  ------------   --------------
                                                     2,285,766       22,304,615
                                                  ------------   --------------
               TOTAL COMMON STOCKS ............    501,040,436      896,710,413
                                                  ------------   --------------
               PREFERRED STOCKS -- 0.2%
               BROADCASTING -- 0.0%
       1,103   PTV Inc., 10.000% Pfd.,
                  Ser. A ......................              0            7,280
                                                  ------------   --------------
               BUSINESS SERVICES -- 0.1%
      23,382   Interep National
                  Radio Sales Inc.,
                  4.000% Cv. Pfd.,
                  Ser. A+ (b)(c)(d) ...........      2,163,146          409,188
                                                  ------------   --------------
               DIVERSIFIED INDUSTRIAL -- 0.1%
         151   Foster Wheeler Ltd.,
                  Pfd., Ser. B+ (b) ...........         38,060        1,288,513
                                                  ------------   --------------
               TOTAL PREFERRED STOCKS .........      2,201,206        1,704,981
                                                  ------------   --------------
               RIGHTS -- 0.0%
               AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.0%
     800,000   Exide Technologies,
                  Escrow Rights+ (b) ..........              0                0
                                                  ------------   --------------
               EQUIPMENT AND SUPPLIES -- 0.0%
      15,000   Wolverine Tube Inc. Rights+ ....              0                0
                                                  ------------   --------------
               TOTAL RIGHTS ...................              0                0
                                                  ------------   --------------
               WARRANTS -- 0.1%
               AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.0%
       1,213   Exide Technologies,
                  expire 05/05/11+ ............          2,247              807
                                                  ------------   --------------

                 See accompanying notes to financial statements.

THE GABELLI SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

                                                                     MARKET
   SHARES                                             COST            VALUE
------------                                      ------------   ---------------
               WARRANTS (CONTINUED)
               BROADCASTING -- 0.0%
       6,082   Granite Broadcasting Corp.,
                  Ser. A, expire 06/04/12+ ....   $          0   $       18,246
       3,430   Granite Broadcasting Corp.,
                  Ser. B, expire 06/04/12+ ....              0            6,860
                                                  ------------   --------------
                                                             0           25,106
                                                  ------------   --------------
               BUSINESS SERVICES -- 0.1%
     161,431   GP Strategies Corp.,
               expire 08/14/08+ (b)(c) ........        391,882          888,857
                                                  ------------   --------------
               DIVERSIFIED INDUSTRIAL -- 0.0%
     379,703   National Patent
                  Development Corp.,
                  expire 08/14/08+ (b)(c) .....              0           20,259
      13,217   WHX Corp.,
                  expire 02/28/08+ ............         52,373            2,709
                                                  ------------   --------------
                                                        52,373           22,968
                                                  ------------   --------------
               HEALTH CARE -- 0.0%
      14,424   Del Global Technologies Corp.,
                  expire 03/28/08+ ............         24,809           21,636
                                                  ------------   --------------
               TELECOMMUNICATIONS -- 0.0%
          86   Virgin Media Inc.,
                  expire 01/10/11+ ............            124               24
                                                  ------------   --------------
               TOTAL WARRANTS .................        471,435          959,398
                                                  ------------   --------------

 PRINCIPAL
   AMOUNT
------------
               CORPORATE BONDS -- 0.1%
               BUSINESS SERVICES -- 0.1%
$  1,430,098   GP Strategies Corp.,
                  Sub. Deb.,
                  6.000%, 08/14/08 (b)(c) .....      1,237,417          974,719
                                                  ------------   --------------
               COMPUTER SOFTWARE AND SERVICES -- 0.0%
     300,000   Exodus Communications Inc.,
                  Sub. Deb. Cv.,
                  5.250%, 02/15/08+ (b) .......          1,185                0
                                                  ------------   --------------
               TELECOMMUNICATIONS -- 0.0%
     400,000   Williams Communications
                  Group Inc., Escrow,
                  10.875%, 10/01/09+ (b) ......              0                0
                                                  ------------   --------------
               TOTAL CORPORATE BONDS ..........      1,238,602          974,719
                                                  ------------   --------------
               U.S. GOVERNMENT OBLIGATIONS -- 12.5%
 129,695,000   U.S. Treasury Bills,
                  3.165% to 5.062%++,
                  10/04/07 to 02/07/08 ........    128,975,033      128,991,429
                                                  ------------   --------------
               TOTAL
                  INVESTMENTS -- 100.1% .......   $633,926,712    1,029,340,940
                                                  ============
               OTHER ASSETS AND LIABILITIES (NET) -- (0.1)%          (1,418,171)
                                                                 --------------
               NET ASSETS -- 100.0% ...........                  $1,027,922,769
                                                                 ==============

----------
(a) Security considered an affiliated holding because the Fund owns at least 5% of the outstanding shares.

(b) Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At September 30, 2007, the market value of fair valued securities amounted to $4,283,703 or 0.42% of total net assets.

(c) At September 30, 2007, the Fund held investments in restricted and illiquid securities amounting to $2,293,023 or 0.22% of total net assets, which were valued under methods approved by the Board, as follows:

 ACQUISITION                                                                       09/30/07
   SHARES/                                                                         CARRYING
  PRINCIPAL                                            ACQUISITION   ACQUISITION    VALUE
   AMOUNT      ISSUER                                     DATE          COST       PER UNIT
------------   ------                                  -----------   -----------   --------
$  1,430,098   GP Strategies Corp., Sub. Deb.,
                  6.000%, 08/14/08 .................    08/08/03     $   974,565   $68.1575
     161,431   GP Strategies Corp. warrants
                  expire 08/14/08 ..................    08/08/03         391,882     5.5061
      23,382   Interep National Radio
                  Sales Inc., 4.000% Cv. Pfd.,
                  Ser. A ...........................    05/03/02       2,163,146    17.5001
     379,703   National Patent Development
                  Corp. warrants expire
                  08/14/08 .........................    11/24/04            0.00     0.0534

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, the market value of the Rule 144A security amounted to $409,188 or 0.04% of total net assets.

+     Non-income producing security.

++    Represents annualized yield at date of purchase.

ADR American Depository Receipt

                 See accompanying notes to financial statements.

                        THE GABELLI SMALL CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2007
--------------------------------------------------------------------------------
ASSETS:
   Investments, at value (cost $631,231,933) ..............   $ 1,027,596,174
   Investments in affiliates,
      at value (cost $2,694,779) ..........................         1,744,766
   Cash ...................................................             1,308
   Foreign currency, at value (cost $9) ...................                 9
   Receivable for Fund shares sold ........................         4,316,716
   Receivable for investments sold ........................         3,945,278
   Dividends and interest receivable ......................           717,158
   Prepaid expense ........................................            57,510
                                                              ---------------
   TOTAL ASSETS ...........................................     1,038,378,919
                                                              ---------------
LIABILITIES:
   Payable for Fund shares redeemed .......................           574,456
   Payable for investments purchased ......................         8,528,993
   Payable for investment advisory fees ...................           819,846
   Payable for distribution fees ..........................           210,562
   Payable for accounting fees ............................             3,750
   Other accrued expenses .................................           318,543
                                                              ---------------
   TOTAL LIABILITIES ......................................        10,456,150
                                                              ===============
   NET ASSETS applicable to 29,918,562
      shares outstanding ..................................   $ 1,027,922,769
                                                              ===============
NET ASSETS CONSIST OF:
   Paid-in capital, each class at $0.001 par value ........   $   589,419,649
   Accumulated net investment loss ........................           (70,863)
   Accumulated net realized gain on investments
      and foreign currency transactions ...................        43,159,095
   Net unrealized appreciation on investments .............       395,414,228
   Net unrealized appreciation on foreign
      currency translations ...............................               660
                                                              ---------------
   NET ASSETS .............................................   $ 1,027,922,769
                                                              ===============
SHARES OF CAPITAL STOCK:
   CLASS AAA:
   Net Asset Value, offering and redemption price
      per share ($1,002,576,837 / 29,171,996 shares
      outstanding; 150,000,000 shares authorized)             $         34.37
                                                              ===============
   CLASS A:
   Net Asset Value and redemption price per
      share ($15,484,881 / 450,572 shares
      outstanding; 50,000,000 shares authorized)              $         34.37
                                                              ===============
   Maximum offering price per share
      (NAV / .9425, based on maximum sales
      charge of 5.75% of the offering price) ..............   $         36.47
                                                              ===============
   CLASS B:
   Net Asset Value and offering price per share
      ($125,750 / 3,774 shares outstanding;
      50,000,000 shares authorized) .......................   $         33.32(a)
                                                              ===============
   CLASS C:
   Net Asset Value and offering price per share
      ($9,735,301 / 292,220 shares outstanding;
      50,000,000 shares authorized) .......................   $         33.32(a)
                                                              ===============

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 2007
--------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends (net of foreign taxes of $73,987) ............   $     9,574,183
   Interest ...............................................         2,359,540
   Interest - affiliated ..................................             8,456
                                                              ---------------
   TOTAL INVESTMENT INCOME ................................        11,942,179
                                                              ---------------
EXPENSES:
   Investment advisory fees ...............................         8,620,634
   Distribution fees - Class AAA ..........................         2,130,243
   Distribution fees - Class A ............................            11,863
   Distribution fees - Class B ............................             1,240
   Distribution fees - Class C ............................            50,967
   Shareholder services fees ..............................           821,270
   Shareholder communications expenses ....................           266,789
   Custodian fees .........................................           130,092
   Legal and audit fees ...................................            65,200
   Accounting fees ........................................            45,000
   Registration expenses ..................................            42,942
   Directors' fees ........................................            28,567
   Interest expense .......................................             7,513
   Miscellaneous expenses .................................            74,663
                                                              ---------------
   TOTAL EXPENSES .........................................        12,296,983
   Less: Custodian fee credits ............................           (14,350)
                                                              ---------------
   TOTAL NET EXPENSES .....................................        12,282,633
                                                              ---------------
   NET INVESTMENT LOSS ....................................          (340,454)
                                                              ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS AND FOREIGN CURRENCY:
   Net realized gain on investments .......................        46,620,925
   Capital gain distributions from
      investment companies ................................           426,022
   Net realized loss on foreign
      currency transactions ...............................            (7,941)
                                                              ---------------
   Net realized gain on investments and
      foreign currency transactions .......................        47,039,006
                                                              ---------------
   Net change in unrealized appreciation/
      depreciation on investments .........................       111,347,031
   Net change in unrealized appreciation/
      depreciation on foreign currency translations                       772
                                                              ---------------
   Net change in unrealized appreciation/
      depreciation on investments and foreign
      currency translations ...............................       111,347,803
                                                              ---------------
   NET REALIZED AND UNREALIZED GAIN (LOSS)
      ON INVESTMENTS AND FOREIGN CURRENCY .................       158,386,809
                                                              ---------------
   NET INCREASE IN NET ASSETS
      RESULTING FROM OPERATIONS ...........................   $   158,046,355
                                                              ===============

----------
(a)   Redemption price varies based on the length of time held.

                 See accompanying notes to financial statements.

                        THE GABELLI SMALL CAP GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                    YEAR ENDED           YEAR ENDED
                                                                                SEPTEMBER 30, 2007   SEPTEMBER 30, 2006
                                                                                ------------------   ------------------
OPERATIONS:
   Net investment loss ......................................................   $         (340,454)  $         (714,480)
   Net realized gain on investments and foreign currency transactions .......           47,039,006           64,428,922
   Net change in unrealized appreciation/depreciation on
      investments and foreign currency translations .........................          111,347,803              (40,414)
                                                                                ------------------   ------------------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .....................          158,046,355           63,674,028
                                                                                ------------------   ------------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net realized gain on investments
      Class AAA .............................................................          (54,810,246)         (50,200,421)
      Class A ...............................................................             (187,774)            (124,948)
      Class B ...............................................................               (8,873)              (9,605)
      Class C ...............................................................             (241,821)            (119,963)
                                                                                ------------------   ------------------
   TOTAL DISTRIBUTIONS TO SHAREHOLDERS ......................................          (55,248,714)         (50,454,937)
                                                                                ------------------   ------------------
CAPITAL SHARE TRANSACTIONS:
      Class AAA .............................................................          173,228,328          (18,592,269)
      Class A ...............................................................           12,781,396              639,229
      Class B ...............................................................               (1,610)             (26,318)
      Class C ...............................................................            6,620,118            1,122,817
                                                                                ------------------   ------------------
   NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS ....          192,628,232          (16,856,541)
                                                                                ------------------   ------------------
   REDEMPTION FEES ..........................................................               13,640                3,895
                                                                                ------------------   ------------------
   NET INCREASE (DECREASE) IN NET ASSETS ....................................          295,439,513           (3,633,555)

NET ASSETS:
   Beginning of period ......................................................          732,483,256          736,116,811
                                                                                ------------------   ------------------
   End of period (including undistributed net investment income
      of $0 and $0, respectively) ...........................................   $    1,027,922,769   $      732,483,256
                                                                                ==================   ==================

                 See accompanying notes to financial statements.

THE GABELLI SMALL CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION. The Gabelli Small Cap Growth Fund (the "Fund") is a series of Gabelli Equity Series Funds, Inc. (the "Corporation"), which was organized on July 25, 1991 as a Maryland corporation. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and one of three separately managed portfolios (collectively, the "Portfolios") of the Corporation. The Fund's primary objective is capital appreciation. The Fund commenced investment operations on October 22, 1991.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with United States ("U.S.") generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

THE GABELLI SMALL CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

In September 2006, the Financial Accounting Standards Board (the "FASB") issued Statement of Financial Accounting Standards ("SFAS") 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. At this time, management is in the process of reviewing the requirements of SFAS 157 against its current valuation policies to determine future applicability.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At September 30, 2007, there were no open repurchase agreements.

FUTURES CONTRACTS. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, which are included in unrealized appreciation/depreciation on investments and futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. At September 30, 2007, there were no open futures contracts.

FORWARD FOREIGN EXCHANGE CONTRACTS. The Fund may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

THE GABELLI SMALL CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At September 30, 2007, there were no open forward foreign exchange contracts.

FOREIGN CURRENCY TRANSLATIONS. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

FOREIGN SECURITIES. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

FOREIGN TAXES. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest up to 15% of its net assets in securities for which the markets are illiquid. Illiquid securities include securities the disposition of which is subject to substantial legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.

THE GABELLI SMALL CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

CUSTODIAN FEE CREDITS AND INTEREST EXPENSE. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as "custodian fee credits." When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be shown as "interest expense" in the Statement of Operations.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund. For the fiscal year ended September 30, 2007, reclassifications were made to decrease accumulated net investment loss by $301,714 and decrease accumulated net realized gain on investments by $301,714.

The tax character of distributions paid during the fiscal years ended September 30, 2007 and September 30, 2006 was as follows:

                                                              FISCAL YEAR ENDED    FISCAL YEAR ENDED
                                                             SEPTEMBER 30, 2007   SEPTEMBER 30, 2006
                                                             ------------------   ------------------
DISTRIBUTIONS PAID FROM:
Ordinary income (inclusive of short-term capital gains) ..                --         $     648,028
Net long-term capital gains ..............................       $55,248,714            49,806,909
                                                                 -----------         -------------
Total distributions paid .................................       $55,248,714         $  50,454,937
                                                                 ===========         =============

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

THE GABELLI SMALL CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

As of September 30, 2007, the components of accumulated earnings/(losses) on a tax basis were as follows:

        Undistributed ordinary income ..................   $   1,776,538
        Undistributed long-term capital gains ..........      44,545,200
        Post-October currency losses ...................          (7,864)
        Net unrealized appreciation ....................     392,252,245
        Other temporary differences ....................         (62,999)
                                                           -------------
           Total accumulated earnings ..................   $ 438,503,120
                                                           =============

At September 30, 2007, the difference between book and tax basis undistributed ordinary income is primarily due to the continued accrual of defaulted interest for tax purposes which has been written down for book purposes and tax adjustments due to a partnership security.

At September 30, 2007, the difference between book and tax basis unrealized appreciation is primarily due to deferral of losses on wash sales.

Under the current tax law, capital losses related to securities and foreign currency realized after October 31 and prior to the Fund's fiscal year end may be treated as occurring on the first day of the following year. For the fiscal year ended September 30, 2007, the Fund deferred currency losses of $7,864.

The following summarizes the tax cost of investments and the related unrealized appreciation/depreciation at September 30, 2007:

                                                     GROSS          GROSS      NET UNREALIZED
                                                  UNREALIZED     UNREALIZED    APPRECIATION/
                                      COST       APPRECIATION   DEPRECIATION   (DEPRECIATION)
                                  ------------   ------------   ------------   --------------
Investments ...................   $634,394,576   $439,048,744   $(45,847,146)  $  393,201,598
Investments in affiliates .....      2,694,779             --       (950,013)        (950,013)
                                  ------------   ------------   ------------   --------------
                                  $637,089,355   $439,048,744   $(46,797,159)  $  392,251,585
                                  ============   ============   ============   ==============

FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109" (the "Interpretation") established a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether the Fund is taxable in a particular jurisdiction) and required certain expanded tax disclosures. The Fund has adopted the Interpretation for all open tax years and it had no impact on the amounts reported in the financial statements.

3. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Corporation pays each Director that is not considered to be an affiliated person an annual retainer of $6,000 plus $1,000 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

THE GABELLI SMALL CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

4. DISTRIBUTION PLAN. The Fund's Board has adopted a distribution plan (the "Plan") for each class of shares pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class AAA, Class A, Class B, and Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.25%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the fiscal year ended September 30, 2007, other than short-term securities and U.S. Government obligations, aggregated $206,816,182 and $106,371,128, respectively.

6. TRANSACTIONS WITH AFFILIATES. During the fiscal year ended September 30, 2007, the Fund paid brokerage commissions on security trades of $209,215 to Gabelli & Company. Additionally, Gabelli & Company informed the Fund that it received $36,915 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund's NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the fiscal year ended September 30, 2007, the Fund paid or accrued $45,000 to the Adviser in connection with the cost of computing the Fund's NAV.

7. LINE OF CREDIT. Effective June 20, 2007, the Fund participates in an unsecured line of credit of up to $75,000,000, and may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Prior to June 20, 2007, the line of credit was $25,000,000. Borrowings under this arrangement bear interest at 0.75% above the federal funds rate on outstanding balances. This amount, if any, is shown as "interest expense" in the Statement of Operations. At September 30, 2007, there were no borrowings outstanding under the line of credit.

The average daily amount of borrowings outstanding from the line of credit within the fiscal year ended September 30, 2007 was $120,463 with a weighted average interest rate of 6.01%. The maximum amount borrowed at any time during the fiscal year ended September 30, 2007 was $20,353,000.

8. CAPITAL STOCK TRANSACTIONS.  The Fund currently offers four classes of shares
- Class AAA Shares, Class A Shares, Class B Shares, and Class C Shares. Class AAA Shares are offered only to investors who acquire them directly from Gabelli & Company, or through selected broker/dealers, or the transfer agent without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge ("CDSC") upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable CDSC is equal to a declining percentage of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1.00% CDSC for one year after purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by Gabelli & Company. The Board has approved Class I Shares which have not been offered publicly.

The Fund imposes a redemption fee of 2.00% on Class AAA Shares, Class A Shares, Class B Shares, and Class C Shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The redemption fees retained by the Fund during the fiscal years ended September 30, 2007 and September 30, 2006 amounted to $13,640 and $3,895, respectively.

THE GABELLI SMALL CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

The redemption fee does not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of dividends or other distributions, (ii) the redemption was initiated by the Fund, (iii) the shares were purchased through programs that collect the redemption fee at the program level and remit them to the Fund, or (iv) the shares were purchased through programs that the Adviser determines to have appropriate anti-short-term trading policies in place or as to which the Adviser has received assurances that look-through redemption fee procedures or effective anti-short-term trading policies and procedures are in place.

Transactions in shares of capital stock were as follows:

                                                                               YEAR ENDED                    YEAR ENDED
                                                                           SEPTEMBER 30, 2007            SEPTEMBER 30, 2006
                                                                      ---------------------------   ---------------------------
                                                                        SHARES         AMOUNT         SHARES         AMOUNT
                                                                      ----------   --------------   ----------   --------------
                                                                               CLASS AAA                     CLASS AAA
                                                                      ---------------------------   ---------------------------
Shares sold .......................................................    9,055,569   $  300,679,400    3,275,191   $   97,982,057
Shares issued upon reinvestment of distributions ..................    1,662,686       51,559,994    1,698,995       47,843,699
Shares redeemed ...................................................   (5,467,632)    (179,011,066)  (5,511,639)    (164,418,025)
                                                                      ----------   --------------   ----------   --------------
   Net increase (decrease) ........................................    5,250,623   $  173,228,328     (537,453)  $  (18,592,269)
                                                                      ==========   ==============   ==========   ==============

                                                                                CLASS A                       CLASS A
                                                                      ---------------------------   ---------------------------
Shares sold .......................................................      394,109   $   13,318,089       39,452   $    1,176,826
Shares issued upon reinvestment of distributions ..................        5,751          178,354        4,228          119,107
Shares redeemed ...................................................      (21,600)        (715,047)     (21,919)        (656,704)
                                                                      ----------   --------------   ----------   --------------
   Net increase ...................................................      378,260   $   12,781,396       21,761   $      639,229
                                                                      ==========   ==============   ==========   ==============

                                                                                CLASS B                       CLASS B
                                                                      ---------------------------   ---------------------------
Shares issued upon reinvestment of distributions ..................          294   $        8,873          346   $        9,605
Shares redeemed ...................................................         (326)         (10,483)      (1,211)         (35,923)
                                                                      ----------   --------------   ----------   --------------
   Net decrease ...................................................          (32)  $       (1,610)        (865)  $      (26,318)
                                                                      ==========   ==============   ==========   ==============

                                                                                CLASS C                       CLASS C
                                                                      ---------------------------   ---------------------------
Shares sold .......................................................      214,901   $    7,004,093       46,604   $    1,371,491
Shares issued upon reinvestment of distributions ..................        7,732          233,806        4,190          116,097
Shares redeemed ...................................................      (19,457)        (617,781)     (12,415)        (364,771)
                                                                      ----------   --------------   ----------   --------------
   Net increase ...................................................      203,176   $    6,620,118       38,379   $    1,122,817
                                                                      ==========   ==============   ==========   ==============

THE GABELLI SMALL CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

9. TRANSACTIONS IN SECURITIES OF AFFILIATED ISSUERS. The 1940 Act defines affiliated issuers as those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund's transactions in the securities of these issuers during the fiscal year ended September 30, 2007 is set forth below:

                                                                                          NET CHANGE                       PERCENT
                                                                            DIVIDEND/   IN UNREALIZED       VALUE AT        OWNED
                         BEGINNING   SHARES/PAR   SHARES/PAR     ENDING      INTEREST    APPRECIATION/   SEPTEMBER 30,    OF SHARES
                        SHARES/PAR    PURCHASED      SOLD      SHARES/PAR     INCOME    (DEPRECIATION)        2007       OUTSTANDING
                        ----------   ----------   ----------   ----------   ---------   --------------   -------------   -----------
Earl Scheib Inc. .....    200,000      40,900            --      240,900          --     $    39,492       $  903,375        5.49%
Trans-Lux Corp. ......    116,200      44,065            --      160,265          --        (154,465)         841,391        7.94
Trans-Lux Corp.,
  Sub. Deb. Cv.,
  8.250%, 03/01/12 ...    148,000      75,000      (223,000)          --     $ 8,456          (1,795)              --          --

10. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

11. OTHER MATTERS. The Adviser and/or affiliates received subpoenas from the Attorney General of the State of New York and the SEC requesting information on mutual fund trading practices involving certain funds managed by the Adviser. GAMCO Investors, Inc. ("GAMCO"), the Adviser's parent company, responded to these requests for documents and testimony. In June 2006, GAMCO began discussions with the SEC regarding a possible resolution of their inquiry. In February 2007, the Adviser made an offer of settlement to the staff of the SEC for communication to the Commission for its consideration to resolve this matter. This offer of settlement is subject to agreement regarding the specific language of the SEC's administrative order and other settlement documents. On a separate matter, in September 2005, the Adviser was informed by the staff of the SEC that the staff may recommend to the Commission that an administrative remedy and a monetary penalty be sought from the Adviser in connection with the actions of two of nine closed-end funds managed by the Adviser relating to Section 19(a) and Rule 19a-1 of the 1940 Act. These provisions require registered investment companies to provide written statements to shareholders when a dividend is made from a source other than net investment income. While the two closed-end funds sent annual statements and provided other materials containing this information, the funds did not send written statements to shareholders with each distribution in 2002 and 2003. The Adviser believes that all of the funds are now in compliance. The Adviser believes that these matters would have no effect on the Fund or any material adverse effect on the Adviser or its ability to manage the Fund.

THE GABELLI SMALL CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period:

                                INCOME FROM INVESTMENT OPERATIONS             DISTRIBUTIONS
                            ----------------------------------------   ---------------------------
                                                Net
                 Net Asset      Net        Realized and     Total          Net
    Period        Value,     Investment     Unrealized       from       Realized
    Ended       Beginning      Income/        Gain on     Investment     Gain on         Total
 September 30   of Period   (Loss)(a)(e)    Investments   Operations   Investments   Distributions
-------------   ----------  ------------   ------------   ----------   -----------   -------------
CLASS AAA
   2007          $ 30.41      $ (0.01)        $ 6.42        $ 6.41       $ (2.45)       $ (2.45)
   2006            29.97        (0.03)          2.53          2.50         (2.06)         (2.06)
   2005            25.88        (0.01)          5.25          5.24         (1.15)         (1.15)
   2004            21.48        (0.04)          4.61          4.57         (0.17)         (0.17)
   2003            17.04        (0.05)          4.74          4.69         (0.25)         (0.25)
CLASS A
   2007          $ 30.41      $  0.06         $ 6.35        $ 6.41       $ (2.45)       $ (2.45)
   2006            29.98        (0.02)          2.51          2.49         (2.06)         (2.06)
   2005            25.89        (0.01)          5.25          5.24         (1.15)         (1.15)
   2004(c)         24.49        (0.06)          1.46          1.40            --             --
CLASS B
   2007          $ 29.77      $ (0.26)        $ 6.26        $ 6.00       $ (2.45)       $ (2.45)
   2006            29.58        (0.25)          2.50          2.25         (2.06)         (2.06)
   2005            25.74        (0.22)          5.21          4.99         (1.15)         (1.15)
   2004(c)         24.49        (0.19)          1.44          1.25            --             --
CLASS C
   2007          $ 29.76      $ (0.22)        $ 6.23        $ 6.01       $ (2.45)       $ (2.45)
   2006            29.58        (0.24)          2.48          2.24         (2.06)         (2.06)
   2005            25.74        (0.23)          5.22          4.99         (1.15)         (1.15)
   2004(c)         24.49        (0.20)          1.45          1.25            --             --

                                                    RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                    -----------------------------------------------
                             Net Asset              Net Assets      Net
    Period                     Value,                 End of     Investment               Portfolio
    Ended       Redemption     End of     Total       Period       Income/    Operating    Turnover
 September 30     Fees(a)      Period    Return+    (in 000's)    (Loss)(e)    Expenses      Rate
-------------   ----------   ---------   -------   -----------   ----------   ---------   ---------
CLASS AAA
   2007           $ 0.00(b)   $ 34.37     21.95%   $ 1,002,577     (0.04)%       1.42%       15%
   2006             0.00(b)     30.41      8.88        727,521     (0.09)        1.44         6
   2005             0.00(b)     29.97     20.58        732,965     (0.03)        1.44         6
   2004               --        25.88     21.34        620,334     (0.15)        1.42        10
   2003               --        21.48     27.84        540,397     (0.22)        1.45         4
CLASS A
   2007           $ 0.00(b)   $ 34.37     21.95%   $    15,485      0.19%        1.42%       15%
   2006             0.00(b)     30.41      8.84          2,199     (0.08)        1.44         6
   2005             0.00(b)     29.98     20.57          1,515     (0.03)        1.48         6
   2004(c)            --        25.89      5.72             58     (0.32)(d)     1.42(d)     10
CLASS B
   2007           $ 0.00(b)   $ 33.32     20.99%   $       126     (0.81)%       2.17%       15%
   2006             0.00(b)     29.77      8.11            113     (0.85)        2.19         6
   2005             0.00(b)     29.58     19.69            138     (0.79)        2.20         6
   2004(c)            --        25.74      5.10             55     (1.02)(d)     2.17(d)     10
CLASS C
   2007           $ 0.00(b)   $ 33.32     21.03%   $     9,735     (0.69)%       2.17%       15%
   2006             0.00(b)     29.76      8.08          2,650     (0.83)        2.19         6
   2005             0.00(b)     29.58     19.69          1,499     (0.80)        2.23         6
   2004(c)            --        25.74      5.10             24     (1.07)(d)     2.17(d)     10

----------
+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

(a) Per share amounts have been calculated using the average shares outstanding method.

(b)   Amount represents less than $0.005 per share.

(c) From the commencement of offering Class A, Class B, and Class C Shares on December 31, 2003.

(d)   Annualized.

(e) Due to capital share activity throughout the fiscal year, net investment income per share and the ratio to average net assets are not necessarily correlated among the different classes of shares.

                 See accompanying notes to financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Shareholders and Board of Directors of The Gabelli Small Cap Growth Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The Gabelli Small Cap Growth Fund (the "Fund"), a series of Gabelli Equity Series Funds, Inc., as of September 30, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Gabelli Small Cap Growth Fund, a series of Gabelli Equity Series Funds, Inc., at September 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                         /s/ Ernst & Young LLP

Philadelphia, Pennsylvania
November 19, 2007

THE GABELLI SMALL CAP GROWTH FUND
ADDITIONAL FUND INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

The business and affairs of the Fund are managed under the direction of the Corporation's Board of Directors. Information pertaining to the Directors and officers of the Corporation is set forth below. The Corporation's Statement of Additional Information includes additional information about the Corporation's Directors and is available, without charge, upon request, by calling 800-GABELLI (800-422-3554) or by writing to The Gabelli Small Cap Growth Fund at One Corporate Center, Rye, NY 10580-1422.

    NAME, POSITION(S)      TERM OF OFFICE     NUMBER OF FUNDS
        ADDRESS 1           AND LENGTH OF     IN FUND COMPLEX          PRINCIPAL OCCUPATION(S)              OTHER DIRECTORSHIPS
         AND AGE            TIME SERVED 2  OVERSEEN BY DIRECTOR        DURING PAST FIVE YEARS                HELD BY DIRECTOR 3
------------------------   --------------  --------------------  ----------------------------------   -----------------------------
INTERESTED DIRECTORS 4:
MARIO J. GABELLI             Since 1991             26           Chairman and Chief Executive         Director of Morgan Group
Director and                                                     Officer of GAMCO Investors, Inc.     Holdings, Inc. (holding
Chief Investment Officer                                         and Chief Investment Officer-Value   company); Chairman of the
Age: 65                                                          Portfolios of Gabelli Funds, LLC     Board of LICT Corp.
                                                                 and GAMCO Asset Management Inc.;     (multimedia and communication
                                                                 Director/Trustee or Chief            services company)
                                                                 Investment Officer of other
                                                                 registered investment companies in
                                                                 the Gabelli/GAMCO Funds complex;
                                                                 Chairman and Chief Executive
                                                                 Officer of GGCP, Inc.

JOHN D. GABELLI              Since 1991             10           Senior Vice President of Gabelli &   Director of GAMCO Investors,
Director                                                         Company, Inc.                        Inc. (asset management)
Age: 63

INDEPENDENT DIRECTORS 5:
ANTHONY J. COLAVITA          Since 1991             35           Partner in the law firm of Anthony                 --
Director                                                         J. Colavita, P.C.
Age: 71

VINCENT D. ENRIGHT           Since 1991             15           Former Senior Vice President and                   --
Director                                                         Chief Financial Officer of KeySpan
Age: 63                                                          Corporation (public utility)

ROBERT J. MORRISSEY          Since 1991              6           Partner in the law firm of                         --
Director                                                         Morrissey, Hawkins & Lynch
Age: 68

ANTHONY R. PUSTORINO         Since 1991             14           Certified Public Accountant;         Director of The LGL Group,
Director                                                         Professor Emeritus, Pace University  Inc. (diversified
Age: 82                                                                                               manufacturing)

ANTHONIE C. VAN EKRIS        Since 1991             19           Chairman of BALMAC International,                  --
Director                                                         Inc. (commodities and futures
Age: 73                                                          trading)

SALVATORE J. ZIZZA           Since 2001             26           Chairman of Zizza & Company, Ltd.    Director of Hollis-Eden
Director                                                         (consulting)                         Pharmaceuticals
Age: 61                                                                                               (biotechnology); Director of
                                                                                                      Earl Scheib, Inc. (automotive
                                                                                                      services)

THE GABELLI SMALL CAP GROWTH FUND
ADDITIONAL FUND INFORMATION (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

    NAME, POSITION(S)      TERM OF OFFICE
        ADDRESS 1           AND LENGTH OF                               PRINCIPAL OCCUPATION(S)
         AND AGE            TIME SERVED 2                               DURING PAST FIVE YEARS
------------------------   --------------   --------------------------------------------------------------------------------
OFFICERS:

BRUCE N. ALPERT              Since 1991     Executive Vice President and Chief Operating Officer of Gabelli Funds, LLC since
President                                   1988 and an officer of all of the registered investment companies in the
Age: 55                                     Gabelli/GAMCO Funds complex; Director and President of Gabelli Advisers, Inc.
                                            since 1998

JAMES E. MCKEE               Since 1995     Vice President, General Counsel, and Secretary of GAMCO Investors, Inc. since
Secretary                                   1999 and GAMCO Asset Management Inc. since 1993; Secretary of all of the
Age: 44                                     registered investment companies in the Gabelli/GAMCO Funds complex

AGNES MULLADY                Since 2006     Vice President of Gabelli Funds LLC since 2007; Officer of all of the registered
Treasurer                                   investment companies in the Gabelli/GAMCO Funds complex; Senior Vice President
Age: 49                                     of U.S. Trust Company, N.A and Treasurer and Chief Financial Officer of
                                            Excelsior Funds from 2004 through 2005; Chief Financial Officer of AMIC
                                            Distribution Partners from 2002 through 2004; Controller of Reserve Management
                                            Corporation and Reserve Partners, Inc. and Treasurer of Reserve Funds from 2000 through 2002

PETER D. GOLDSTEIN           Since 2004     Director of Regulatory Affairs at GAMCO Investors, Inc. since 2004; Chief
Chief Compliance Officer                    Compliance Officer of all of the registered investment companies in the
Age: 54                                     Gabelli/GAMCO Funds complex; Vice President of Goldman Sachs Asset Management from 2000 through 2004

----------
1     Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.

2 Each Director will hold office for an indefinite term until the earliest of (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Corporation's By-Laws and Articles of Incorporation. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified.

3 This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e. public companies) or other investment companies registered under the 1940 Act.

4 "Interested person" of the Fund as defined in the Investment Company Act of 1940. Messrs. Gabelli are each considered an "interested person" because of their affiliation with Gabelli Funds, LLC which acts as the Fund's investment adviser. Mario J. Gabelli and John D. Gabelli are brothers.

5     Directors who are not interested persons are considered "Independent"
      Directors.

--------------------------------------------------------------------------------

                   2007 TAX NOTICE TO SHAREHOLDERS (Unaudited)

For the fiscal year ended September 30, 2007, the Fund paid to Class AAA, Class A, Class B, and Class C shareholders, on December 20, 2006 long-term capital gains totaling $55,248,714.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

GABELLI/GAMCO FUNDS AND YOUR PERSONAL PRIVACY
--------------------------------------------------------------------------------

WHO ARE WE?

The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC and Gabelli Advisers, Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A SHAREHOLDER?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

o INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES, AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE SERVICES TO YOU. This would include information about the shares that you buy or redeem. If we hire someone else to provide services--like a transfer agent--we will also have information about the transactions that you conduct through them.

WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

--------------------------------------------------------------------------------

                       Gabelli Equity Series Funds, Inc.
                        THE GABELLI SMALL CAP GROWTH FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
              Net Asset Value per share available daily by calling
                           800-GABELLI after 6:00 P.M.

                               BOARD OF DIRECTORS

Mario J. Gabelli, CFA                         Robert J. Morrissey
CHAIRMAN AND CHIEF                            ATTORNEY-AT-LAW
EXECUTIVE OFFICER                             MORRISSEY, HAWKINS & LYNCH
GAMCO INVESTORS, INC.
                                              Anthony R. Pustorino
Anthony J. Colavita                           CERTIFIED PUBLIC ACCOUNTANT,
ATTORNEY-AT-LAW                               PROFESSOR EMERITUS
ANTHONY J. COLAVITA, P.C.                     PACE UNIVERSITY

Vincent D. Enright                            Anthonie C. van Ekris
FORMER SENIOR VICE PRESIDENT                  CHAIRMAN
AND CHIEF FINANCIAL OFFICER                   BALMAC INTERNATIONAL, INC.
KEYSPAN CORP.
                                              Salvatore J. Zizza
John D. Gabelli                               CHAIRMAN
SENIOR VICE PRESIDENT                         ZIZZA & CO., LTD.
GABELLI & COMPANY, INC.


                                    OFFICERS

Bruce N. Alpert                               James E. McKee
PRESIDENT                                     SECRETARY

Agnes Mullady                                 Peter D. Goldstein
TREASURER                                     CHIEF COMPLIANCE OFFICER







                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  CUSTODIAN, TRANSFER AGENT, AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP

--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Gabelli Small Cap Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------

GAB443Q307SR

                               [GRAPHIC OMITTED]

THE
GABELLI
SMALL CAP
GROWTH FUND

                                                                   ANNUAL REPORT
                                                              SEPTEMBER 30, 2007

                         THE GABELLI EQUITY INCOME FUND

                                ANNUAL REPORT (a)
                               SEPTEMBER 30, 2007

TO OUR SHAREHOLDERS,

      The Gabelli Equity Income Fund (the "Fund") gained 1.60% during the third quarter of 2007. Calendar year to date through September 30th, the Fund gained 10.46% while the Standard & Poor's ("S&P") 500 Index rose 9.45% over the same period.

      Enclosed are the investment portfolio and financial statements as of September 30, 2007.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------

                                      AVERAGE ANNUAL RETURNS THROUGH SEPTEMBER 30, 2007 (a)(b)
                                                                                                                            Since
                                                     Year to                                                              Inception
                                        Quarter        Date      1 Year     3 Year     5 Year     10 Year     15 Year      (1/2/92)
                                        -------      -------     ------     ------     ------     -------     -------     ---------
GABELLI EQUITY INCOME FUND
   CLASS AAA .......................       1.60%       10.46%     18.19%     15.14%     17.38%     10.13%       12.79%      12.56%
S&P 500 Index ......................       2.33         9.45      16.78      13.24      15.51       6.60        11.12       10.72
Nasdaq Composite Index .............       3.77        11.85      19.62      12.51      18.18       4.83        10.76       10.19
Lipper Equity Income Fund Average ..       0.71         8.12      15.59      13.92      15.79       7.50        10.93       10.91
Class A ............................       1.60        10.50      18.20      15.12      17.35      10.11        12.79       12.55
                                          (4.24)(c)     4.14(c)   11.40(c)   12.87(c)   15.97(c)    9.46(c)     12.34(c)    12.13(c)
Class B ............................       1.37         9.83      17.28      14.31      16.71       9.81        12.58       12.36
                                          (3.63)(d)     4.83(d)   12.28(d)   13.54(d)   16.49(d)    9.81        12.58       12.36
Class C ............................       1.37         9.83      17.29      14.30      16.73       9.82        12.59       12.36
                                           0.37(e)      8.83(e)   16.29(e)   14.30      16.73       9.82        12.59       12.36

THE EXPENSE RATIO FOR CLASS AAA, A, B, AND C SHARES IS 1.46%, 1.46%, 2.21%, AND 2.21%, RESPECTIVELY, IN THE CURRENT PROSPECTUS. CLASS AAA SHARES DO NOT HAVE A SALES CHARGE. THE MAXIMUM SALES CHARGE FOR CLASS A, B, AND C SHARES IS 5.75%, 5.00%, AND 1.00%, RESPECTIVELY.

(a)   THE FUND'S FISCAL YEAR ENDS SEPTEMBER 30.

(b) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

      THE CLASS AAA SHARES' NET ASSET VALUES ("NAV'S") PER SHARE ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS A SHARES, CLASS B SHARES, AND CLASS C SHARES ON DECEMBER 31, 2003. THE ACTUAL PERFORMANCE FOR THE CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER DUE TO THE ADDITIONAL EXPENSES ASSOCIATED WITH THESE CLASSES OF SHARES. THE S&P 500 INDEX OF THE LARGEST U.S. COMPANIES AND THE NASDAQ COMPOSITE INDEX (MEASURES ALL NASDAQ DOMESTIC AND INTERNATIONAL COMMON TYPE STOCKS UNDER AN UNMANAGED MARKET CAPITALIZATION WEIGHTED METHODOLOGY) ARE UNMANAGED INDICATORS OF STOCK MARKET PERFORMANCE, WHILE THE LIPPER AVERAGE REFLECTS THE AVERAGE PERFORMANCE OF MUTUAL FUNDS CLASSIFIED IN THIS PARTICULAR CATEGORY. DIVIDENDS ARE CONSIDERED REINVESTED (EXCEPT FOR THE NASDAQ COMPOSITE INDEX). YOU CANNOT INVEST DIRECTLY IN AN INDEX.

(c) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.

(d) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS B SHARES UPON REDEMPTION AT THE END OF THE QUARTER, YEAR TO DATE, ONE YEAR, THREE YEAR, AND FIVE YEAR PERIODS OF 5%, 5%, 5%, 3%, AND 2%, RESPECTIVELY, OF THE FUND'S NAV PER SHARE AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER. CLASS B SHARES ARE NOT AVAILABLE FOR NEW PURCHASES.

(e)   PERFORMANCE  RESULTS  INCLUDE THE  DEFERRED  SALES  CHARGE FOR THE CLASS C
      SHARES UPON REDEMPTION AT THE END OF THE QUARTER, YEAR TO DATE, AND ONE YEAR PERIODS OF 1% OF THE FUND'S NAV PER SHARE AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.
--------------------------------------------------------------------------------

PERFORMANCE DISCUSSION

      For the fiscal year ended September 30, 2007, The Gabelli Equity Income Fund's net asset value per share rose 18.19% versus an increase of 16.78% in the S&P 500 Index. For the fiscal year ended September 30, 2007, the Fund's portfolio turnover rate was 12%.

      The financial sector was weak as uncertain credit markets took their toll on stocks like Sovereign Bancorp Inc. (0.1%) of net assets as of September 30,
2007), Citigroup Inc. (1.9%), and Bank of America Corp. (0.5%) all having negative returns for the fiscal year. There continued to be difficulties in the broadcasting and publishing sectors as these sectors continued to face greater competition from online media companies like Google and Facebook. Holdings that disappointed in these sectors included Clear Channel Communications Inc. (1.4%) down 2.0% since it was purchased during the fiscal year, and Tribune Co. (0.2%) down 15.4%, while Viacom Inc. (0.6%) was up 4.4%. Motorola Inc. (0.2%) declined 25.1% as it continued to lose share of the global market for mobile phone handsets.

      Most of our Energy and Utility companies, a sector that our Fund is overweight, did well due to positive industry dynamics as well as rising oil and natural gas prices. Significant holdings in this sector that contributed to performance were Transocean Inc. (0.6%) up 54.4%, ConocoPhillips (1.3%) up 50.1%, and Chevron Corp. (1.5%) up 47.7%. Several long-term holdings were takeover targets and were acquired at significant premiums to their closing share price the day before the deal was announced including Sequa Corp. (0.5%), Hilton Hotels Corp. (0.2%), Dow Jones & Co. Inc. (0.9%), and BCE Inc. (0.8%). Increased demand for air travel contributed to companies operating in this sector with Boeing Co. (0.3%) up 34.9% and Rolls-Royce Group (1.1%) up 26.0%.

            COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN
                    THE GABELLI EQUITY INCOME FUND CLASS AAA,
          THE LIPPER EQUITY INCOME FUND AVERAGE, AND THE S&P 500 INDEX


  [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                 The Gabelli Equity        Lipper Equity
                    Income Fund             Income Fund
                    (Class AAA)               Average           S&P 500 Index

 1/2/1992              $10,000                $10,000              $10,000
9/30/1992              $10,582                $10,601              $10,242
9/30/1993              $12,752                $12,554              $11,570
9/30/1994              $13,173                $12,748              $11,996
9/30/1995              $15,708                $15,429              $15,560
9/30/1996              $18,323                $17,974              $18,722
9/30/1997              $24,549                $23,632              $26,291
9/30/1998              $25,281                $24,459              $28,679
9/30/1999              $30,291                $27,673              $36,648
9/30/2000              $32,839                $30,539              $41,512
9/30/2001              $32,694                $28,228              $30,465
9/30/2002              $28,908                $23,570              $24,229
9/30/2003              $36,017                $28,352              $30,134
9/30/2004              $42,187                $33,079              $34,310
9/30/2005              $48,975                $37,607              $38,513
9/30/2006              $54,484                $42,022              $42,665
9/30/2007              $64,395                $48,574              $49,824

-----------------------------------------------------
            Average Annual Total Return*
-----------------------------------------------------
            1 Year   5 Year   10 Year   Life of Fund
-----------------------------------------------------
Class AAA    18.19%   17.38%    10.13%         12.56%
-----------------------------------------------------

* Past performance is not predictive of future results. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

THE GABELLI EQUITY INCOME FUND
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
For the Six Month Period from April 1, 2007 through September 30, 2007

                                                                   EXPENSE TABLE
--------------------------------------------------------------------------------

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case - because the hypothetical return used is NOT the Fund's actual return - the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The "Annualized Expense Ratio" represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the year ended September 30, 2007.

                          Beginning         Ending      Annualized    Expenses
                        Account Value   Account Value     Expense    Paid During
                          04/01/07         09/30/07        Ratio       Period*
--------------------------------------------------------------------------------
THE GABELLI EQUITY INCOME FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class AAA                 $1,000.00       $1,084.50        1.45%        $ 7.54
Class A                   $1,000.00       $1,084.80        1.45%        $ 7.54
Class B                   $1,000.00       $1,080.40        2.21%        $11.46
Class C                   $1,000.00       $1,080.50        2.20%        $11.41

HYPOTHETICAL 5% RETURN
Class AAA                 $1,000.00       $1,017.70        1.45%        $ 7.29
Class A                   $1,000.00       $1,017.70        1.45%        $ 7.29
Class B                   $1,000.00       $1,013.91        2.21%        $11.10
Class C                   $1,000.00       $1,013.96        2.20%        $11.05

* Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The following table presents portfolio holdings as a percent of total net assets as of September 30, 2007:

THE GABELLI EQUITY INCOME FUND

Food and Beverage ....................................................    11.0%
Financial Services ...................................................    10.5%
Health Care ..........................................................     9.0%
Energy and Utilities: Oil ............................................     8.2%
Consumer Products ....................................................     7.6%
Energy and Utilities: Integrated .....................................     4.9%
Telecommunications ...................................................     4.7%
Retail ...............................................................     4.0%
Diversified Industrial ...............................................     3.6%
Specialty Chemicals ..................................................     2.8%
Metals and Mining ....................................................     2.7%
U.S. Government Obligations ..........................................     2.6%
Aerospace ............................................................     2.4%
Electronics ..........................................................     2.4%
Broadcasting .........................................................     2.1%
Computer Hardware ....................................................     1.9%
Publishing ...........................................................     1.8%
Communications Equipment .............................................     1.6%
Equipment and Supplies ...............................................     1.5%
Energy and Utilities: Electric .......................................     1.5%
Energy and Utilities: Services .......................................     1.5%
Energy and Utilities: Natural Gas ....................................     1.4%
Entertainment ........................................................     1.4%
Automotive: Parts and Accessories ....................................     1.3%
Automotive ...........................................................     1.3%
Hotels and Gaming ....................................................     1.2%
Aviation: Parts and Services .........................................     0.8%
Cable and Satellite ..................................................     0.8%
Environmental Services ...............................................     0.6%
Machinery ............................................................     0.6%
Wireless Communications ..............................................     0.6%
Computer Software and Services .......................................     0.4%
Transportation .......................................................     0.4%
Agriculture ..........................................................     0.2%
Business Services ....................................................     0.2%
Manufactured Housing .................................................     0.1%
Consumer Services ....................................................     0.1%
Energy and Utilities: Water ..........................................     0.0%
Real Estate ..........................................................     0.0%
Other Assets and Liabilities (Net) ...................................     0.3%
                                                                         -----
                                                                         100.0%
                                                                         =====

THE FUND FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "SEC") FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE LAST OF WHICH WAS FILED FOR THE QUARTER ENDED JUNE 30, 2007. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUND AT 800-GABELLI (800-422-3554).THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.

PROXY VOTING

The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by
(i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC's website at www.sec.gov.

THE GABELLI EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS -- SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

                                                                     MARKET
   SHARES                                             COST            VALUE
------------                                      ------------   --------------
               COMMON STOCKS -- 96.0%
               AEROSPACE -- 2.4%
      32,000   Boeing Co. .....................   $  1,082,148   $    3,359,680
       2,000   Lockheed Martin Corp. ..........         47,350          216,980
       3,500   Northrop Grumman Corp. .........        125,556          273,000
      10,000   Raytheon Co. ...................        279,250          638,200
     170,000   Rockwell Automation Inc. .......     10,745,251       11,816,700
       2,000   Rockwell Collins Inc. ..........         15,844          146,080
   1,260,000   Rolls-Royce Group plc+ .........      8,984,010       13,469,802
                                                  ------------   --------------
                                                    21,279,409       29,920,442
                                                  ------------   --------------
               AGRICULTURE -- 0.2%
      50,000   The Mosaic Co.+ ................        739,297        2,676,000
                                                  ------------   --------------
               AUTOMOTIVE -- 1.3%
     410,000   General Motors Corp. ...........     12,855,346       15,047,000
       7,000   Navistar International Corp.+ ..        228,260          431,900
                                                  ------------   --------------
                                                    13,083,606       15,478,900
                                                  ------------   --------------
               AUTOMOTIVE: PARTS AND ACCESSORIES -- 1.2%
       1,000   ArvinMeritor Inc. ..............         10,487           16,820
       1,000   BERU AG ........................        106,340          104,094
     170,000   Dana Corp.+ ....................        594,032           33,150
     250,000   Genuine Parts Co. ..............      8,986,399       12,500,000
       2,000   Johnson Controls Inc. ..........         50,425          236,220
      45,000   Modine Manufacturing Co. .......        693,569        1,197,900
      10,000   Proliance International Inc.+ ..         27,051           21,100
      82,000   The Pep Boys - Manny,
                  Moe & Jack ..................      1,109,227        1,150,460
                                                  ------------   --------------
                                                    11,577,530       15,259,744
                                                  ------------   --------------
               AVIATION: PARTS AND SERVICES -- 0.8%
       6,000   Barnes Group Inc. ..............         57,237          191,520
      46,192   Curtiss-Wright Corp. ...........        349,652        2,194,120
      35,000   GenCorp Inc.+ ..................        299,658          418,600
      34,000   Sequa Corp., Cl. A+ ............      2,265,036        5,636,520
      20,000   United Technologies Corp. ......        557,839        1,609,600
                                                  ------------   --------------
                                                     3,529,422       10,050,360
                                                  ------------   --------------
               BROADCASTING -- 1.9%
     151,000   CBS Corp., Cl. A ...............      3,876,844        4,758,010
      25,000   CBS Corp., Cl. B ...............        651,930          787,500
     460,000   Clear Channel
                  Communications Inc. .........     17,572,157       17,222,400
         132   Granite Broadcasting Corp.+ ....         10,795            4,224
                                                  ------------   --------------
                                                    22,111,726       22,772,134
                                                  ------------   --------------
               BUSINESS SERVICES -- 0.2%
       4,000   Automatic Data
                  Processing Inc. .............        114,127          183,720
       4,000   Landauer Inc. ..................        134,546          203,840
       7,500   MasterCard Inc., Cl. A .........        292,500        1,109,775
      12,000   PHH Corp.+ .....................        366,934          315,360
       3,000   R. H. Donnelley Corp.+ .........         33,450          168,060
                                                  ------------   --------------
                                                       941,557        1,980,755
                                                  ------------   --------------

                                                                     MARKET
   SHARES                                             COST            VALUE
------------                                      ------------   --------------
               CABLE AND SATELLITE -- 0.8%
     140,000   Cablevision Systems
                  Corp., Cl. A+ ...............   $  1,769,455   $    4,891,600
      80,000   EchoStar Communications
                  Corp., Cl. A+ ...............      2,660,220        3,744,800
      40,000   The DIRECTV Group Inc.+ ........        705,262          971,200
                                                  ------------   --------------
                                                     5,134,937        9,607,600
                                                  ------------   --------------
               COMMUNICATIONS EQUIPMENT -- 1.0%
     175,000   Corning Inc. ...................      2,000,662        4,313,750
     100,000   Motorola Inc. ..................        830,109        1,853,000
      25,000   Nortel Networks Corp.+ .........        665,450          424,500
     100,000   Thomas & Betts Corp.+ ..........      2,992,412        5,864,000
                                                  ------------   --------------
                                                     6,488,633       12,455,250
                                                  ------------   --------------
               COMPUTER HARDWARE -- 1.9%
     176,000   International Business
                  Machines Corp. ..............     14,186,415       20,732,800
     150,000   Xerox Corp.+ ...................      2,243,383        2,601,000
                                                  ------------   --------------
                                                    16,429,798       23,333,800
                                                  ------------   --------------
               COMPUTER SOFTWARE AND SERVICES -- 0.4%
       2,000   EMC Corp.+ .....................         19,360           41,600
      60,000   Microsoft Corp. ................      1,696,653        1,767,600
         154   Telecom Italia Media SpA+ ......            205               60
     133,000   Yahoo! Inc.+ ...................      4,182,277        3,569,720
                                                  ------------   --------------
                                                     5,898,495        5,378,980
                                                  ------------   --------------
               CONSUMER PRODUCTS -- 7.6%
     190,000   Altadis SA .....................     12,784,832       13,367,651
      35,000   Altria Group Inc. ..............        857,074        2,433,550
     220,000   Avon Products Inc. .............      6,783,318        8,256,600
      15,000   Clorox Co. .....................        823,581          914,850
      40,000   Colgate-Palmolive Co. ..........      2,281,604        2,852,800
      50,000   Eastman Kodak Co. ..............      1,175,567        1,338,000
      55,000   Energizer Holdings Inc.+ .......      1,956,959        6,096,750
      61,000   Fortune Brands Inc. ............      4,566,009        4,970,890
       5,000   Hanesbrands Inc.+ ..............        108,950          140,300
     100,000   Kimberly-Clark Corp. ...........      6,968,734        7,026,000
       7,000   National Presto
                  Industries Inc. .............        206,562          371,000
      10,000   Pactiv Corp.+ ..................        161,895          286,600
     220,000   Procter & Gamble Co. ...........     12,495,175       15,474,800
     100,000   Reckitt Benckiser plc ..........      3,154,703        5,876,095
      26,000   Rothmans Inc. ..................        237,941          602,523
     940,500   Swedish Match AB ...............      9,972,140       19,556,959
      78,000   Unilever NV, ADR ...............      1,542,066        2,406,300
      10,000   UST Inc. .......................        364,903          496,000
                                                  ------------   --------------
                                                    66,442,013       92,467,668
                                                  ------------   --------------
               CONSUMER SERVICES -- 0.1%
      45,000   Rollins Inc. ...................        386,886        1,201,050
                                                  ------------   --------------
               DIVERSIFIED INDUSTRIAL -- 3.6%
       5,000   3M Co. .........................        213,645          467,900
       8,000   Acuity Brands Inc. .............        106,412          403,840

                 See accompanying notes to financial statements.

THE GABELLI EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

                                                                     MARKET
   SHARES                                             COST            VALUE
------------                                      ------------   --------------
               COMMON STOCKS (CONTINUED)
               DIVERSIFIED INDUSTRIAL (CONTINUED)
     110,000   Cooper Industries Ltd., Cl. A ..   $  3,148,666   $    5,619,900
      70,000   Crane Co. ......................      3,206,300        3,357,900
     380,000   General Electric Co. ...........     12,230,147       15,732,000
     180,000   Honeywell International Inc. ...      5,361,035       10,704,600
      25,100   ITT Corp. ......................      1,246,573        1,705,043
       6,000   Trinity Industries Inc. ........         82,100          225,240
     125,650   Tyco International Ltd. ........      5,803,618        5,571,321
       2,000   Walter Industries Inc. .........         46,073           53,800
      54,000   WHX Corp.+ .....................        603,303          405,000
                                                  ------------   --------------
                                                    32,047,872       44,246,544
                                                  ------------   --------------
               ELECTRONICS -- 2.4%
     600,000   Intel Corp. ....................     12,298,251       15,516,000
     330,000   LSI Corp.+ .....................      3,043,428        2,448,600
     180,000   Texas Instruments Inc. .........      3,980,219        6,586,200
       5,000   Thermo Fisher Scientific
                  Inc.+ .......................        127,325          288,600
     118,750   Tyco Electronics Ltd. ..........      4,044,177        4,207,313
                                                  ------------   --------------
                                                    23,493,400       29,046,713
                                                  ------------   --------------
               ENERGY AND UTILITIES: ELECTRIC -- 1.5%
      30,000   American Electric
                  Power Co. Inc. ..............        932,060        1,382,400
      16,000   DTE Energy Co. .................        695,800          775,040
      85,000   El Paso Electric Co.+ ..........        670,852        1,966,050
      70,000   FPL Group Inc. .................      2,529,239        4,261,600
      45,000   Great Plains Energy Inc. .......      1,055,160        1,296,450
      60,000   Korea Electric
                  Power Corp., ADR ............        977,409        1,389,000
      56,086   Mirant Corp.+ ..................        936,815        2,281,588
   1,200,000   Mirant Corp., Escrow+ (a) ......              0                0
     110,000   Northeast Utilities ............      2,074,836        3,142,700
      80,000   The AES Corp.+ .................        268,400        1,603,200
      13,333   UIL Holdings Corp. .............        293,785          419,990
                                                  ------------   --------------
                                                    10,434,356       18,518,018
                                                  ------------   --------------
               ENERGY AND UTILITIES: INTEGRATED -- 4.8%
      42,000   Allegheny Energy Inc.+ .........        404,378        2,194,920
     500,000   Aquila Inc.+ ...................      1,761,421        2,005,000
      44,000   BP plc, ADR ....................      1,030,210        3,051,400
      44,000   CH Energy Group Inc. ...........      1,809,289        2,103,200
      55,000   Constellation Energy
                  Group Inc. ..................      1,783,439        4,718,450
       1,000   Dominion Resources Inc. ........         86,700           84,300
     120,000   DPL Inc. .......................      3,161,330        3,151,200
     200,000   Duke Energy Corp. ..............      2,462,844        3,738,000
     250,000   El Paso Corp. ..................      2,705,219        4,242,500
     150,000   Energy East Corp. ..............      3,071,332        4,057,500
      29,000   ENI SpA ........................        304,221        1,074,748
       6,269   Iberdrola SA, ADR ..............        312,666          367,317
      30,000   Integrys Energy Group Inc. .....      1,433,063        1,536,900
      80,000   NSTAR ..........................      1,282,183        2,784,800
      75,000   OGE Energy Corp. ...............      2,043,450        2,482,500

                                                                     MARKET
   SHARES                                             COST            VALUE
------------                                      ------------   --------------
      80,000   Progress Energy Inc. ...........   $  3,424,284   $    3,748,000
      15,000   Progress Energy Inc.,
                  CVO+ (a) ....................          7,800            4,950
       5,000   Public Service Enterprise
                  Group Inc. ..................        202,775          439,950
      20,000   Suncor Energy Inc.,
                  New York ....................      1,043,936        1,896,200
      10,000   Suncor Energy Inc., Toronto ....        900,982          949,681
      55,000   TECO Energy Inc. ...............        740,886          903,650
     150,000   TXU Corp. ......................      8,905,861       10,270,500
     140,000   Westar Energy Inc. .............      2,333,669        3,438,400
                                                  ------------   --------------
                                                    41,211,938       59,244,066
                                                  ------------   --------------
               ENERGY AND UTILITIES: NATURAL GAS -- 1.4%
      18,000   AGL Resources Inc. .............        348,154          713,160
      45,000   Atmos Energy Corp. .............      1,122,361        1,274,400
      40,000   National Fuel Gas Co. ..........      1,155,528        1,872,400
      70,000   ONEOK Inc. .....................      1,559,551        3,318,000
      24,000   Piedmont Natural Gas Co. Inc. ..        394,017          602,160
     200,000   SEMCO Energy Inc.+ .............      1,522,839        1,578,000
     110,000   Southern Union Co. .............      2,047,400        3,422,100
      55,000   Southwest Gas Corp. ............      1,082,022        1,555,950
     100,000   Spectra Energy Corp. ...........      1,783,439        2,448,000
                                                  ------------   --------------
                                                    11,015,311       16,784,170
                                                  ------------   --------------
               ENERGY AND UTILITIES: OIL -- 8.2%
      46,000   Anadarko Petroleum Corp. .......      2,010,548        2,472,500
      28,000   Cameron International Corp.+ ...        804,246        2,584,120
      35,000   Canadian Oil Sands Trust .......      1,062,358        1,161,212
     192,000   Chevron Corp. ..................      8,828,069       17,967,360
     187,000   ConocoPhillips .................      5,471,173       16,412,990
      10,000   Denbury Resources Inc.+ ........        340,653          446,900
      49,000   Devon Energy Corp. .............      2,021,181        4,076,800
     150,000   Exxon Mobil Corp. ..............      4,749,795       13,884,000
      30,000   Nexen Inc. .....................        924,468          916,604
       2,000   Niko Resources Ltd. ............        114,911          195,546
      96,000   Occidental Petroleum Corp. .....      3,728,771        6,151,680
      22,000   Oceaneering International
                  Inc.+ .......................        592,204        1,667,600
      45,000   OPTI Canada Inc.+ ..............        998,980          842,407
      11,000   PetroChina Co. Ltd., ADR .......        747,751        2,036,210
      30,000   Repsol YPF SA, ADR .............        631,290        1,065,000
     120,000   Royal Dutch Shell plc,
                  Cl. A, ADR ..................      5,536,434        9,861,600
      25,000   Statoil ASA, ADR ...............        327,939          848,000
      50,000   Synenco Energy Inc., Cl. A+ ....        734,933          564,520
      17,518   Total SA, ADR ..................        290,564        1,419,484
      69,000   Transocean Inc.+ ...............      4,140,969        7,800,450
     170,000   UTS Energy Corp.+ ..............        997,986          943,447
      95,000   Weatherford International
                  Ltd.+ .......................      4,138,872        6,382,100
      30,000   Western Oil Sands Inc.,
                  Cl. A+ ......................      1,027,912        1,174,484
                                                  ------------   --------------
                                                    50,222,007      100,875,014
                                                  ------------   --------------

                See accompanying notes to financial statements.

THE GABELLI EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

                                                                     MARKET
   SHARES                                             COST            VALUE
------------                                      ------------   --------------
               COMMON STOCKS (CONTINUED)
               ENERGY AND UTILITIES: SERVICES -- 1.5%
      30,000   ABB Ltd., ADR ..................   $    351,824   $      786,900
     350,000   Halliburton Co. ................     10,802,922       13,440,000
      40,000   Schlumberger Ltd. ..............      1,275,020        4,200,000
                                                  ------------   --------------
                                                    12,429,766       18,426,900
                                                  ------------   --------------
               ENERGY AND UTILITIES: WATER -- 0.0%
      25,000   Aqua America Inc. ..............        243,835          567,000
      40,000   Suez SA, Strips+ ...............              0              570
                                                  ------------   --------------
                                                       243,835          567,570
                                                  ------------   --------------
               ENTERTAINMENT -- 1.4%
     250,000   Rank Group plc .................      1,763,532          827,349
      25,000   The Walt Disney Co. ............        604,578          859,750
     190,000   Time Warner Inc. ...............      3,093,052        3,488,400
     200,000   Viacom Inc., Cl. A+ ............      8,280,646        7,790,000
      90,000   Vivendi ........................      2,782,949        3,798,714
                                                  ------------   --------------
                                                    16,524,757       16,764,213
                                                  ------------   --------------
               ENVIRONMENTAL SERVICES -- 0.6%
     200,000   Waste Management Inc. ..........      6,034,604        7,548,000
                                                  ------------   --------------
               EQUIPMENT AND SUPPLIES -- 1.5%
      12,000   A.O. Smith Corp. ...............        253,183          526,560
      10,000   Danaher Corp. ..................        734,591          827,100
      85,000   Flowserve Corp. ................      2,437,365        6,475,300
       6,000   Ingersoll-Rand Co.
                  Ltd., Cl. A .................        125,173          326,820
       1,500   Minerals Technologies Inc. .....         37,938          100,500
      40,000   Mueller Industries Inc. ........      1,650,585        1,445,600
       7,609   Mueller Water Products
                  Inc., Cl. B .................        111,552           83,699
       8,000   Parker Hannifin Corp. ..........        459,607          894,640
      65,000   Tenaris SA, ADR ................      3,179,856        3,420,300
   1,000,000   Tomkins plc ....................      4,862,592        4,649,521
                                                  ------------   --------------
                                                    13,852,442       18,750,040
                                                  ------------   --------------
               FINANCIAL SERVICES -- 10.5%
      25,358   ABN AMRO Holding NV ............      1,241,102        1,336,060
      25,000   ABN AMRO Holding NV, ADR .......      1,230,611        1,312,500
       6,200   Alleghany Corp.+ ...............      1,036,283        2,517,200
     205,000   American Express Co. ...........      9,237,970       12,170,850
     160,000   American International
                  Group Inc. ..................     10,605,002       10,824,000
      55,000   Ameriprise Financial Inc. ......      2,188,879        3,471,050
      23,990   Argo Group International
                  Holdings Ltd.+ ..............        741,793        1,043,805
      25,000   Banco Popular Espanol SA .......        185,939          429,565
       2,000   Banco Santander
                  Chile SA, ADR ...............         29,250          101,140
      18,000   Banco Santander SA, ADR ........         64,963          347,580
     130,000   Bank of America Corp. ..........      3,918,781        6,535,100
       8,825   BNP Paribas ....................        362,345          965,692
     510,000   Citigroup Inc. .................     25,039,070       23,801,700

                                                                     MARKET
   SHARES                                             COST            VALUE
------------                                      ------------   --------------
      40,000   Commerzbank AG, ADR ............   $    855,073   $    1,619,548
      34,000   Deutsche Bank AG ...............      1,919,040        4,365,260
      35,000   Discover Financial Services+ ...        769,312          728,000
       3,000   Fannie Mae .....................        153,815          182,430
      20,000   Fidelity Southern Corp. ........        229,670          298,600
     170,000   H&R Block Inc. .................      3,921,787        3,600,600
      25,000   Huntington Bancshares Inc. .....        407,250          424,500
      20,000   Janus Capital Group Inc. .......        553,800          565,600
      82,080   JPMorgan Chase & Co. ...........      2,489,151        3,760,906
       1,000   KeyCorp ........................         30,270           32,330
      30,000   Landesbank Berlin
                  Holding AG ..................        201,349          289,609
      16,000   Legg Mason Inc. ................      1,558,953        1,348,640
      30,000   Leucadia National Corp. ........        329,356        1,446,600
      55,000   Loews Corp. ....................      2,852,630        2,659,250
       2,000   Manulife Financial Corp. .......         24,694           82,520
     426,000   Marsh & McLennan
                  Companies Inc. ..............     12,969,097       10,863,000
      13,000   Merrill Lynch & Co. Inc. .......        525,900          926,640
       8,000   Moody's Corp. ..................         64,841          403,200
      45,000   Morgan Stanley .................      2,464,163        2,835,000
       3,000   Municipal Mortgage &
                  Equity, LLC .................         60,488           68,130
       6,000   Northern Trust Corp. ...........         60,300          397,620
      45,000   PNC Financial Services
                  Group Inc. ..................      1,905,739        3,064,500
      55,000   Popular Inc. ...................      1,196,641          675,400
         500   Raiffeisen International
                  Bank Holding AG .............         28,874           73,080
      90,000   Sovereign Bancorp Inc. .........      2,097,761        1,533,600
     150,000   Sterling Bancorp ...............      2,161,997        2,100,000
      12,000   SunTrust Banks Inc. ............        251,737          908,040
      40,000   T. Rowe Price Group Inc. .......        896,910        2,227,600
       1,000   The Allstate Corp. .............         33,300           57,190
      96,509   The Bank of New York
                  Mellon Corp. ................      2,951,848        4,259,907
       4,500   The Bear Stearns
                  Companies Inc. ..............        475,210          552,645
       5,000   The Charles Schwab Corp. .......         77,500          108,000
       2,000   The Dun & Bradstreet Corp. .....         20,476          197,220
      50,000   The Phoenix Companies Inc. .....        650,511          705,500
      36,000   The Travelers Companies Inc. ...      1,428,424        1,812,240
      40,000   Unitrin Inc. ...................      1,156,156        1,983,600
      10,000   Wachovia Corp. .................        348,442          501,500
     120,000   Waddell & Reed
                  Financial Inc., Cl. A .......      2,632,714        3,243,600
      55,000   Wilmington Trust Corp. .........      1,712,407        2,139,500
                                                  ------------   --------------
                                                   108,349,574      127,897,347
                                                  ------------   --------------
               FOOD AND BEVERAGE -- 11.0%
     150,000   Anheuser-Busch Companies Inc. ..      6,901,020        7,498,500
      50,000   Brown-Forman Corp., Cl. A ......      3,068,834        3,900,000

                 See accompanying notes to financial statements.

THE GABELLI EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

                                                                     MARKET
   SHARES                                             COST            VALUE
------------                                      ------------   --------------
               COMMON STOCKS (CONTINUED)
               FOOD AND BEVERAGE (CONTINUED)
     140,000   Cadbury Schweppes
                  plc, ADR ....................   $  5,006,504   $    6,512,800
      60,000   Campbell Soup Co. ..............      1,626,168        2,220,000
      40,000   Coca-Cola Amatil Ltd., ADR .....        246,844          637,164
      15,000   Coca-Cola Femsa
                  SAB de CV, ADR ..............        388,903          643,650
      50,000   Constellation Brands Inc.,
                  Cl. A+ ......................      1,205,950        1,210,500
      16,000   Corn Products
                  International Inc. ..........        197,587          733,920
      60,000   Del Monte Foods Co. ............        619,820          630,000
      60,000   Diageo plc, ADR ................      2,617,330        5,263,800
     138,000   Fomento Economico
                  Mexicano SAB de CV, ADR .....      2,683,945        5,161,200
     210,000   General Mills Inc. .............     10,507,932       12,182,100
     137,000   Groupe Danone ..................      7,478,976       10,783,556
   1,000,000   Grupo Bimbo SAB de CV,
                  Cl. A .......................      3,093,579        5,577,194
     105,000   H.J. Heinz Co. .................      3,702,553        4,851,000
      60,000   Heineken NV ....................      2,385,009        3,937,316
     110,000   ITO EN Ltd. ....................      2,765,284        2,681,409
      33,000   ITO EN Ltd., Preference+ .......        779,952          656,466
       5,000   Kellogg Co. ....................        149,740          280,000
     525,500   Kraft Foods Inc., Cl. A ........     15,582,171       18,135,005
      10,000   Nestle SA ......................      2,083,075        4,492,162
     150,000   Nissin Food Products
                  Co. Ltd. ....................      5,070,962        5,354,111
      25,000   PepsiCo Inc. ...................      1,573,601        1,831,500
       9,004   Pernod-Ricard SA ...............      1,365,225        1,964,782
      10,000   Remy Cointreau SA ..............        704,212          724,379
      50,000   Sapporo Holdings Ltd. ..........        510,013          330,388
     365,000   The Coca-Cola Co. ..............     16,799,135       20,976,550
      22,000   The Hershey Co. ................      1,071,183        1,021,020
      40,063   Tootsie Roll Industries Inc. ...      1,055,603        1,062,871
         100   Wimm-Bill-Dann Foods
                  OJSC, ADR ...................          8,304           10,934
      10,000   Wm. Wrigley Jr. Co. ............        475,992          642,300
         750   Wm. Wrigley Jr. Co., Cl. B .....         41,831           47,708
     110,000   YAKULT HONSHA Co. Ltd. .........      3,085,422        2,504,244
                                                  ------------   --------------
                                                   104,852,659      134,458,529
                                                  ------------   --------------
               HEALTH CARE -- 9.0%
      16,000   Abbott Laboratories ............        618,814          857,920
      75,000   Advanced Medical
                  Optics Inc.+ ................      2,801,360        2,294,250
      25,000   Aetna Inc. .....................        890,584        1,356,750
     100,000   Baxter International Inc. ......      3,481,862        5,628,000
      92,000   Becton, Dickinson & Co. ........      5,893,321        7,548,600
     250,000   Boston Scientific Corp.+ .......      3,627,688        3,487,500
      72,000   Bristol-Myers Squibb Co. .......      1,764,502        2,075,040
     118,750   Covidien Ltd.+ .................      4,462,540        4,928,125

                                                                     MARKET
   SHARES                                             COST            VALUE
------------                                      ------------   --------------
     140,000   Eli Lilly & Co. ................   $  7,861,239   $    7,970,200
      11,276   GlaxoSmithKline plc, ADR .......        515,984          599,883
      22,000   Henry Schein Inc.+ .............        566,365        1,338,480
     120,000   Hospira Inc.+ ..................      4,302,544        4,974,000
     120,000   Johnson & Johnson ..............      7,213,260        7,884,000
       2,000   Laboratory Corp. of
                  America Holdings+ ...........        156,489          156,460
      82,000   Medco Health Solutions Inc.+ ...      4,072,517        7,411,980
     105,000   Merck & Co. Inc. ...............      3,358,120        5,427,450
       1,000   Nobel Biocare Holding AG .......        139,480          270,775
     140,000   Novartis AG, ADR ...............      7,727,317        7,694,400
      30,000   Patterson Companies Inc.+ ......      1,080,112        1,158,300
     610,000   Pfizer Inc. ....................     16,976,375       14,902,300
     145,000   Schering-Plough Corp. ..........      2,687,613        4,586,350
     100,000   St. Jude Medical Inc.+ .........      4,411,409        4,407,000
     462,000   Tenet Healthcare Corp.+ ........      3,698,828        1,552,320
     135,000   UnitedHealth Group Inc. ........      6,686,367        6,538,050
      20,000   William Demant
                  Holding A/S+ ................        983,839        1,767,440
      44,000   Zimmer Holdings Inc.+ ..........      2,802,455        3,563,560
                                                  ------------   --------------
                                                    98,780,984      110,379,133
                                                  ------------   --------------
               HOTELS AND GAMING -- 1.2%
      50,000   Hilton Hotels Corp. ............      2,283,500        2,324,500
      20,000   International Game
                  Technology ..................        608,024          862,000
     529,411   Ladbrokes plc ..................      7,677,932        4,676,594
      35,000   Las Vegas Sands Corp.+ .........      2,707,899        4,669,700
      25,000   Starwood Hotels &
                  Resorts Worldwide Inc. ......        447,533        1,518,750
                                                  ------------   --------------
                                                    13,724,888       14,051,544
                                                  ------------   --------------
               MACHINERY -- 0.6%
      50,000   Baldor Electric Co. ............      1,700,000        1,997,500
       6,000   Caterpillar Inc. ...............         35,181          470,580
      31,000   Deere & Co. ....................        752,487        4,601,020
                                                  ------------   --------------
                                                     2,487,668        7,069,100
                                                  ------------   --------------
               MANUFACTURED HOUSING -- 0.1%
     140,000   Champion Enterprises Inc.+ .....      1,407,727        1,537,200
                                                  ------------   --------------
               METALS AND MINING -- 2.7%
     120,000   Alcan Inc. .....................     11,804,000       12,009,600
      95,000   Alcoa Inc. .....................      3,014,857        3,716,400
       5,000   Carpenter Technology Corp. .....        453,570          650,050
      27,000   Fording Canadian Coal Trust ....        179,580        1,043,734
      50,000   Freeport-McMoRan
                  Copper & Gold Inc. ..........      1,000,213        5,244,500
     195,000   Newmont Mining Corp. ...........      7,983,095        8,722,350
      30,000   Peabody Energy Corp. ...........      1,165,852        1,436,100
                                                  ------------   --------------
                                                    25,601,167       32,822,734
                                                  ------------   --------------
               PUBLISHING -- 1.8%
     180,000   Dow Jones & Co. Inc. ...........      8,154,213       10,746,000
       6,500   Idearc Inc. ....................        188,753          204,555

                 See accompanying notes to financial statements.

THE GABELLI EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

                                                                     MARKET
   SHARES                                             COST            VALUE
------------                                     -------------   --------------
               COMMON STOCKS (CONTINUED)
               PUBLISHING (CONTINUED)
      22,100   Lee Enterprises Inc. ..........   $     419,560   $      344,097
      23,000   McClatchy Co., Cl. A ..........         781,900          459,540
       2,000   News Corp., Cl. A .............          26,461           43,980
       6,016   News Corp., Cl. B .............          70,881          140,714
     100,000   PagesJaunes Groupe SA .........       2,774,394        2,054,785
         406   Seat Pagine Gialle SpA ........           1,350              226
      65,000   The E.W. Scripps Co., Cl. A ...       3,091,527        2,730,000
      24,000   The McGraw-Hill
                 Companies Inc. ..............         742,578        1,221,840
      25,000   The New York Times Co.,
                 Cl. A .......................         695,769          494,000
       1,200   The Washington Post Co.,
                 Cl. B .......................         700,030          963,360
     101,493   Tribune Co. ...................       3,092,609        2,772,789
       1,300   Value Line Inc. ...............          56,478           64,051
                                                 -------------   --------------
                                                    20,796,503       22,239,937
                                                 -------------   --------------
               REAL ESTATE -- 0.0%
       7,000   Griffin Land &
                 Nurseries Inc.+ .............         137,444          255,640
                                                 -------------   --------------
               RETAIL -- 4.0%
      60,000   Copart Inc.+ ..................       1,827,705        2,063,400
     200,000   Costco Wholesale Corp. ........      10,357,002       12,274,000
     320,000   CVS Caremark Corp. ............      11,998,232       12,681,600
       5,000   Ingles Markets Inc., Cl. A ....          64,548          143,300
     150,000   Safeway Inc. ..................       3,114,997        4,966,500
         500   Sears Holdings Corp.+ .........          40,733           63,600
     100,000   SUPERVALU Inc. ................       2,935,535        3,901,000
      73,000   The Great Atlantic & Pacific
                 Tea Co. Inc.+ ...............       2,428,323        2,223,580
      20,000   Tractor Supply Co.+ ...........       1,003,626          921,800
     160,000   Wal-Mart Stores Inc. ..........       7,588,643        6,984,000
      10,000   Weis Markets Inc. .............         300,480          426,900
      35,000   Whole Foods Market Inc. .......       1,565,488        1,713,600
                                                 -------------   --------------
                                                    43,225,312       48,363,280
                                                 -------------   --------------
               SPECIALTY CHEMICALS -- 2.8%
      44,000   Albemarle Corp. ...............         576,219        1,944,800
         437   Arkema, ADR+ ..................           8,969           26,544
      32,000   Ashland Inc. ..................       2,056,624        1,926,720
     205,200   Chemtura Corp. ................       1,932,532        1,824,228
      50,000   E.I. du Pont de
                 Nemours & Co. ...............       2,361,626        2,478,000
     120,000   Ferro Corp. ...................       2,375,006        2,397,600
       2,000   FMC Corp. .....................          64,790          104,040
     100,000   Hercules Inc. .................       1,164,285        2,102,000
      70,000   International Flavors &
                 Fragrances Inc. .............       3,373,184        3,700,200
     133,000   Monsanto Co. ..................       1,227,948       11,403,420
       3,500   NewMarket Corp. ...............          13,508          172,830
     100,000   Omnova Solutions Inc.+ ........         667,863          578,000
       4,000   Quaker Chemical Corp. .........          79,615           94,080

   SHARES/                                                           MARKET
    UNITS                                             COST            VALUE
------------                                     -------------   --------------
      60,000   Sensient Technologies Corp. ...   $   1,253,015   $    1,732,200
      90,000   The Dow Chemical Co. ..........       3,950,210        3,875,400
       2,542   Tronox Inc., Cl. B ............          22,513           22,954
                                                 -------------   --------------
                                                    21,127,907       34,383,016
                                                 -------------   --------------
               TELECOMMUNICATIONS -- 4.6%
     100,000   Alltel Corp. ..................       6,648,143        6,968,000
     280,000   AT&T Inc. .....................       6,551,058       11,846,800
     240,000   BCE Inc. ......................       6,194,922        9,612,000
       4,495   Bell Aliant Regional
                 Communications Income
                 Fund (a)(b) .................         117,429          144,795
     200,000   BT Group plc ..................         825,179        1,256,240
      30,000   BT Group plc, ADR .............       1,006,938        1,884,900
     140,000   Cable & Wireless plc ..........         273,765          527,048
      10,000   CenturyTel Inc. ...............         359,546          462,200
     300,000   Cincinnati Bell Inc.+ .........       1,684,531        1,482,000
     270,000   Deutsche Telekom AG, ADR ......       4,915,593        5,300,100
      10,000   Embarq Corp. ..................         462,900          556,000
      15,000   France Telecom SA, ADR ........         436,434          501,600
     140,000   Qwest Communications
                 International Inc.+ .........         582,200        1,282,400
     250,000   Sprint Nextel Corp. ...........       4,540,676        4,750,000
       3,300   Telecom Italia SpA, ADR .......          31,072           99,891
       8,195   Telefonica SA, ADR ............          80,699          686,577
      12,000   TELUS Corp. ...................         185,454          693,711
      13,800   TELUS Corp.,
                 Non-Voting, ADR .............         691,183          777,700
     180,000   Verizon Communications
                 Inc. ........................       6,640,097        7,970,400
       5,000   Windstream Corp. ..............          43,990           70,600
                                                 -------------   --------------
                                                    42,271,809       56,872,962
                                                 -------------   --------------
               TRANSPORTATION -- 0.4%
     100,000   GATX Corp. ....................       3,855,499        4,275,000
      25,000   Laidlaw International Inc. ....         864,427          880,500
                                                 -------------   --------------
                                                     4,719,926        5,155,500
                                                 -------------   --------------
               WIRELESS COMMUNICATIONS -- 0.6%
     300,000   Dobson Communications
                 Corp., Cl. A+ ...............       3,768,060        3,837,000
       2,000   NTT DoCoMo Inc. ...............       2,937,841        2,855,526
                                                 -------------   --------------
                                                     6,705,901        6,692,526
                                                 -------------   --------------
               TOTAL COMMON STOCKS ...........     885,743,066    1,175,532,379
                                                 -------------   --------------
               CONVERTIBLE PREFERRED STOCKS -- 0.3%
               COMMUNICATIONS EQUIPMENT -- 0.1%
       1,100   Lucent Technologies
                 Capital Trust I,
                 7.750% Cv. Pfd. .............         759,000        1,056,000
                                                 -------------   --------------
               ENERGY AND UTILITIES: INTEGRATED -- 0.1%
         300   El Paso Corp.,
                 4.990% Cv. Pfd. (b) .........         293,192          424,556
                                                 -------------   --------------

                 See accompanying notes to financial statements.

THE GABELLI EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

                                                                     MARKET
   SHARES                                             COST            VALUE
------------                                     -------------   --------------
               CONVERTIBLE PREFERRED STOCKS (CONTINUED)
               ENTERTAINMENT -- 0.0%
       3,000   Metromedia International
                 Group Inc.,
                 7.250% Cv. Pfd.+ ............   $       5,310   $      132,000
                                                 -------------   --------------
               TELECOMMUNICATIONS -- 0.1%
      33,000   Cincinnati Bell Inc.,
                 6.750% Cv. Pfd., Ser. B .....         918,894        1,501,170
                                                 -------------   --------------
               TOTAL CONVERTIBLE
                 PREFERRED STOCKS ............       1,976,396        3,113,726
                                                 -------------   --------------
               RIGHTS -- 0.0%
               FINANCIAL SERVICES -- 0.0%
         500   Raiffeisen International
                 Bank Holding AG,
                 expire 10/03/07+ ............               0                0
                                                 -------------   --------------
               WARRANTS -- 0.0%
               BROADCASTING -- 0.0%
         330   Granite Broadcasting Corp.,
                 Ser. A, expire 06/04/12+ ....               0              990
         330   Granite Broadcasting Corp.,
                 Ser. B, expire 06/04/12+ ....               0              660
                                                 -------------   --------------
                                                             0            1,650
                                                 -------------   --------------
               DIVERSIFIED INDUSTRIAL -- 0.0%
     379,703   National Patent
                 Development Corp.,
                 expire 08/14/08+ (a)(c) .....               0           20,259
       3,625   WHX Corp.,
                 expire 02/28/08+ ............          14,168              743
                                                 -------------   --------------
                                                        14,168           21,002
                                                 -------------   --------------
               TOTAL WARRANTS ................          14,168           22,652
                                                 -------------   --------------
 PRINCIPAL
   AMOUNT
------------
               CORPORATE BONDS -- 0.8%
               AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.1%
$    800,000   Standard Motor Products
                 Inc., Sub. Deb. Cv.,
                 6.750%, 07/15/09 ............         735,266          766,000
                                                 -------------   --------------
               BROADCASTING -- 0.2%
     350,000   Sinclair Broadcast Group
                 Inc., Cv. (STEP),
                 4.875%, 07/15/18 ............         322,271          332,063
   2,200,000   Sinclair Broadcast Group
                 Inc., Sub. Deb. Cv.,
                 6.000%, 09/15/12 ............       1,873,722        2,057,000
                                                 -------------   --------------
                                                     2,195,993        2,389,063
                                                 -------------   --------------
               BUSINESS SERVICES -- 0.0%
     100,000   BBN Corp., Sub. Deb. Cv.,
                 6.000%, 04/01/12+ (a) .......          97,499                0
     470,162   GP Strategies Corp., Sub. Deb.,
                 6.000%, 08/14/08 (a)(c) .....         406,536          320,450
                                                 -------------   --------------
                                                       504,035          320,450
                                                 -------------   --------------

  PRINCIPAL                                                          MARKET
   AMOUNT                                             COST            VALUE
------------                                     -------------   --------------

               COMMUNICATIONS EQUIPMENT -- 0.5%
$  4,000,000   Agere Systems Inc.,
                 Sub. Deb. Cv.,
                 6.500%, 12/15/09 ............   $   3,945,932   $    4,060,000
   2,625,000   Nortel Networks Corp., Cv.,
                 4.250%, 09/01/08 ............       2,570,397        2,588,906
                                                 -------------   --------------
                                                     6,516,329        6,648,906
                                                 -------------   --------------
               TELECOMMUNICATIONS -- 0.0%
     200,000   Williams Communications
                 Group Inc., Escrow,
                 10.875%, 10/01/09+ (a) ......               0                0
                                                 -------------   --------------
               TOTAL CORPORATE BONDS .........       9,951,623       10,124,419
                                                 -------------   --------------
               U.S. GOVERNMENT OBLIGATIONS -- 2.6%
  31,811,000   U.S. Treasury Bills,
                 3.349% to 4.139%++,
                 10/04/07 to 03/20/08 ........      31,577,868       31,578,178
                                                 -------------   --------------
               TOTAL
                 INVESTMENTS -- 99.7% ........   $ 929,263,121    1,220,371,354
                                                 =============
               OTHER ASSETS AND LIABILITIES (NET) -- 0.3%             3,915,627
                                                                 --------------
               NET ASSETS -- 100.0% ..........................   $1,224,286,981
                                                                 ==============

----------
(a) Securities fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At September 30, 2007, the market value of fair valued securities amounted to $490,454 or 0.04% of total net assets.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, the market value of Rule 144A securities amounted to $569,351 or 0.05% of total net assets.

(c) At September 30, 2007, the Fund held investments in restricted and illiquid securities amounting to $340,709 or 0.03% of total net assets, which were valued under methods approved by the Board, as follows:

 ACQUISITION                                                                       09/30/07
   SHARES/                                                                         CARRYING
  PRINCIPAL                                            ACQUISITION   ACQUISITION     VALUE
   AMOUNT      ISSUER                                      DATE          COST      PER UNIT
------------   ------                                  -----------   -----------   --------
$    470,162   GP Strategies Corp., Sub. Deb.,
                 6.00%, 08/14/08 .............            08/08/03   $   320,861   $68.1574
     379,703   National Patent Development Corp.
                 warrants expire 08/14/08 ....            11/24/04          0.00     0.0534

+     Non-income producing security.

++    Represents annualized yield at date of purchase.

ADR   American Depository Receipt

CVO   Contingent Value Obligation

OJSC  Open Joint Stock Company

STEP Step coupon bond. The rate disclosed is that in effect at September 30, 2007.

                 See accompanying notes to financial statements.

                         THE GABELLI EQUITY INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2007
--------------------------------------------------------------------------------
ASSETS:
   Investments, at value (cost $929,263,121) ...............   $1,220,371,354
   Cash ....................................................              597
   Receivable for investments sold .........................       12,432,048
   Receivable for Fund shares sold .........................        4,918,286
   Dividends and interest receivable .......................        1,931,902
   Prepaid expense .........................................           47,547
                                                               --------------
   TOTAL ASSETS ............................................    1,239,701,734
                                                               --------------
LIABILITIES:
   Payable for investments purchased .......................       12,447,318
   Payable for Fund shares redeemed ........................        1,372,439
   Payable for investment advisory fees ....................          972,274
   Payable for distribution fees ...........................          253,450
   Unrealized depreciation on swap contracts ...............           15,324
   Payable for accounting fees .............................            3,750
   Other accrued expenses ..................................          350,198
                                                               --------------
   TOTAL LIABILITIES .......................................       15,414,753
                                                               --------------
   NET ASSETS applicable to 53,297,891
     shares outstanding ....................................   $1,224,286,981
                                                               ==============
NET ASSETS CONSIST OF:
   Paid-in capital, each class at $0.001 par value .........   $  919,611,797
   Accumulated distributions in excess of net
     investment income .....................................         (127,246)
   Accumulated net realized gain on investments and foreign
     currency transactions .................................       13,707,284
   Net unrealized appreciation on investments ..............      291,108,233
   Net unrealized depreciation on swap contracts ...........          (15,324)
   Net unrealized appreciation on foreign
     currency translations .................................            2,237
                                                               --------------
   NET ASSETS ..............................................   $1,224,286,981
                                                               ==============
SHARES OF CAPITAL STOCK:
   CLASS AAA:
   Net Asset Value, offering and redemption price
     per share ($1,191,351,373 / 51,839,735
     shares outstanding; 150,000,000
     shares authorized) ....................................   $        22.98
                                                               ==============
   CLASS A:
   Net Asset Value and redemption price per share
     ($15,312,735 / 668,398 shares outstanding;
     50,000,000 shares authorized) .........................   $        22.91
                                                               ==============
   Maximum offering price per share (NAV / .9425,
     based on maximum sales charge of 5.75%
     of the offering price) ................................   $        24.31
                                                               ==============
   CLASS B:
   Net Asset Value and offering price per share
     ($343,767 / 15,399 shares outstanding;
     50,000,000 shares authorized) .........................   $        22.32(a)
                                                               ==============
   CLASS C:
   Net Asset Value and offering price per share
     ($17,279,106 / 774,359 shares outstanding;
     50,000,000 shares authorized) .........................   $        22.31(a)
                                                               ==============

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 2007
--------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends (net of foreign taxes of $544,129) ............   $   22,964,326
   Interest ................................................        2,016,465
                                                               --------------
   TOTAL INVESTMENT INCOME .................................       24,980,791
                                                               --------------
   EXPENSES:
   Investment advisory fees ................................       10,230,112
   Distribution fees - Class AAA ...........................        2,498,174
   Distribution fees - Class A .............................           27,827
   Distribution fees - Class B .............................            3,497
   Distribution fees - Class C .............................          122,611
   Shareholder services fees ...............................        1,073,601
   Shareholder communications expenses .....................          341,615
   Custodian fees ..........................................          154,060
   Registration expenses ...................................           70,817
   Legal and audit fees ....................................           64,200
   Accounting fees .........................................           45,000
   Directors' fees .........................................           33,326
   Interest expense ........................................           27,269
   Miscellaneous expenses ..................................           76,703
                                                               --------------
   TOTAL EXPENSES ..........................................       14,768,812
   Less: Custodian fee credits .............................          (23,620)
                                                               --------------
   NET EXPENSES ............................................       14,745,192
                                                               --------------
   NET INVESTMENT INCOME ...................................       10,235,599
                                                               --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS, SWAP CONTRACTS, AND FOREIGN CURRENCY:
   Net realized gain on investments ........................       25,680,696
   Net realized loss on swap contracts .....................          (20,017)
   Net realized gain on foreign currency
     transactions ..........................................            1,597
                                                               --------------
   Net realized gain on investments, swap
     contracts, and foreign currency transactions ..........       25,662,276
                                                               --------------
   Net change in unrealized appreciation/
     depreciation on investments ...........................      129,151,249
   Net change in unrealized appreciation/
     depreciation on swap contracts ........................          (15,324)
   Net change in unrealized appreciation/
     depreciation on foreign currency translations .........            2,913
                                                               --------------
   Net change in unrealized appreciation/
     depreciation on investments, swap contracts,
     and foreign currency translations .....................      129,138,838
                                                               --------------
   NET REALIZED AND UNREALIZED GAIN ON
     INVESTMENTS, SWAP CONTRACTS, AND
     FOREIGN CURRENCY ......................................      154,801,114
                                                               --------------
   NET INCREASE IN NET ASSETS RESULTING
     FROM OPERATIONS .......................................   $  165,036,713
                                                               ==============

----------
(a)   Redemption price varies based on the length of time held.

                 See accompanying notes to financial statements.

                         THE GABELLI EQUITY INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                              YEAR ENDED           YEAR ENDED
                                                                          SEPTEMBER 30, 2007   SEPTEMBER 30, 2006
                                                                          ------------------   ------------------
OPERATIONS:
   Net investment income ..............................................     $   10,235,599       $   13,923,606
   Net realized gain on investments, swap contracts, and foreign
     currency transactions ............................................         25,662,276           15,512,152
   Net change in unrealized appreciation/depreciation on investments,
     swap contracts, and foreign currency translations ................        129,138,838           49,558,089
                                                                           ---------------      ---------------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............        165,036,713           78,993,847
                                                                           ---------------      ---------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income
     Class AAA ........................................................        (10,622,391)         (13,070,105)
     Class A ..........................................................           (122,443)            (126,247)
     Class B ..........................................................             (3,257)              (2,901)
     Class C ..........................................................           (146,754)            (118,288)
                                                                           ---------------      ---------------
                                                                               (10,894,845)         (13,317,541)
                                                                           ---------------      ---------------
   Net realized gain on investments
     Class AAA ........................................................        (25,511,616)          (6,315,010)
     Class A ..........................................................           (276,274)             (51,353)
     Class B ..........................................................            (11,191)                (532)
     Class C ..........................................................           (275,224)             (52,102)
                                                                           ---------------      ---------------
                                                                               (26,074,305)          (6,418,997)
                                                                           ---------------      ---------------
   TOTAL DISTRIBUTIONS TO SHAREHOLDERS ................................        (36,969,150)         (19,736,538)
                                                                           ---------------      ---------------
CAPITAL SHARE TRANSACTIONS:
     Class AAA ........................................................        271,771,201          156,224,106
     Class A ..........................................................          5,538,183            4,102,822
     Class B ..........................................................            (51,212)             305,182
     Class C ..........................................................          7,800,453            4,122,904
                                                                           ---------------      ---------------
NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS                     285,058,625          164,755,014
                                                                           ---------------      ---------------
   REDEMPTION FEES ....................................................             10,314                7,401
                                                                           ---------------      ---------------
   NET INCREASE IN NET ASSETS .........................................        413,136,502          224,019,724
NET ASSETS:
   Beginning of period ................................................        811,150,479          587,130,755
                                                                           ---------------      ---------------
   End of period (including undistributed net investment income of
     $0 and $543,923, respectively) ...................................     $1,224,286,981       $  811,150,479
                                                                           ===============      ===============

                 See accompanying notes to financial statements.

THE GABELLI EQUITY INCOME FUND
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION. The Gabelli Equity Income Fund (the "Fund") is a series of Gabelli Equity Series Funds, Inc. (the "Corporation"), which was organized on July 25, 1991 as a Maryland corporation. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and one of three separately managed portfolios (collectively, the "Portfolios") of the Corporation. The Fund's primary objective is to seek a high level of total return with an emphasis on income. The Fund commenced investment operations on January 2, 1992.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with United States ("U.S.") generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

In September 2006, the Financial Accounting Standards Board (the "FASB") issued Statement of Financial Accounting Standards ("SFAS") 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. At this time, management is in the process of reviewing the requirements of SFAS 157 against its current valuation policies to determine future applicability.

THE GABELLI EQUITY INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At September 30, 2007, there were no open repurchase agreements.

SWAP AGREEMENTS. The Fund may enter into equity swap transactions. The use of equity swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. An equity swap is a swap where a set of future cash flows are exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to the swap contracts, or that, in the event of default, the Fund will succeed in pursuing contractual remedies. The Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to the swap contracts. The creditworthiness of the swap contract counterparties is closely monitored in order to minimize the risk. Depending on the general state of short-term interest rates and the returns of the Fund's portfolio securities at that point in time, such a default could negatively affect the Fund's ability to make dividend payments. In addition, at the time an equity swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. If this occurs, it could have a negative impact on the Fund's ability to make dividend payments.

The use of derivative instruments involves, to varying degrees, elements of market and counterparty risk in excess of the amount recognized below. The change in value of swaps, including the accrual of periodic amounts of interest to be paid or received on swaps is reported as unrealized appreciation or depreciation.

The Fund has entered into equity swaps with Bear, Stearns International Limited. Details of the equity swaps at September 30, 2007 are as follows:

     NOTIONAL              EQUITY SECURITY            INTEREST RATE/            TERMINATION   NET UNREALIZED
      AMOUNT                   RECEIVED            EQUITY SECURITY PAID             DATE       DEPRECIATION
------------------------   ---------------   --------------------------------   -----------   --------------
                             Market Value    Overnight LIBOR plus 40 bps plus
                           Appreciation on:    Market Value Depreciation on:
$312,083 (90,000 shares)    Rank Group plc         Rank Group plc                 05/15/08      $(15,324)

FUTURES CONTRACTS. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, which are included in unrealized appreciation/depreciation on investments and futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.

THE GABELLI EQUITY INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. At September 30, 2007, there were no open futures contracts.

SECURITIES SOLD SHORT. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The Fund did not hold any short positions as of September 30, 2007.

FORWARD FOREIGN EXCHANGE CONTRACTS. The Fund may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At September 30, 2007, there were no open forward foreign exchange contracts.

FOREIGN CURRENCY TRANSLATIONS. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

FOREIGN SECURITIES. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

THE GABELLI EQUITY INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

FOREIGN TAXES. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest up to 15% of its net assets in securities for which the markets are illiquid. Illiquid securities include securities the disposition of which is subject to substantial legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.

DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

CUSTODIAN FEE CREDITS AND INTEREST EXPENSE. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as "custodian fee credits." When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be shown as "interest expense" in the Statement of Operations.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund. For the fiscal year ended September 30, 2007, reclassifications were made to increase accumulated distributions in excess of net investment income by $11,923 and increase accumulated net realized gain on investments by $10,278, with an offsetting adjustment to additional paid-in capital.

THE GABELLI EQUITY INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

The tax character of distributions paid during the fiscal years ended September 30, 2007 and September 30, 2006 was as follows:

                                                     YEAR ENDED           YEAR ENDED
                                                 SEPTEMBER 30, 2007   SEPTEMBER 30, 2006
                                                 ------------------   ------------------
DISTRIBUTIONS PAID FROM:
Ordinary income
   (inclusive of short-term capital gains) ...      $ 20,253,574         $ 13,317,541
Net long-term capital gains ..................        16,715,576            6,418,997
                                                    ------------         ------------
Total distributions paid .....................      $ 36,969,150         $ 19,736,538
                                                    ============         ============

The Fund has a fixed distribution policy. Under the policy, the Fund declares and pays monthly distributions from net investment income and capital gains. The actual source of the distribution is determined after the end of the calendar year. To the extent such distributions are made from current earnings and profits, they are considered ordinary income or long-term capital gains. The Fund's current distribution policy may restrict the Fund's ability to pay out all of its net realized long-term capital gains as a Capital Gain Dividend. The Fund continues to evaluate its distribution policy in light of ongoing economic and market conditions and may change the amount of the monthly distributions in the future. The Fund currently intends to pay $0.03 per share on a monthly basis.

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

As of September 30, 2007, the components of accumulated earnings/(losses) on a tax basis were as follows:

        Undistributed long-term capital gains ..........   $  16,360,583
        Net unrealized appreciation ....................     288,468,221
        Other temporary differences ....................        (153,620)
                                                           -------------
           Total accumulated earnings ..................   $ 304,675,184
                                                           =============

At September 30, 2007, the difference between book and tax basis unrealized appreciation is primarily due to deferral of losses on wash sales, basis adjustments on investments in partnerships, and return of capital basis adjustments.

The following summarizes the tax cost of investments and the related unrealized appreciation/(depreciation) at September 30, 2007:

                                         GROSS          GROSS
                                      UNREALIZED     UNREALIZED    NET UNREALIZED
                          COST       APPRECIATION   DEPRECIATION    APPRECIATION
                      ------------   ------------   ------------   --------------
Investments .......   $931,890,047   $314,378,826   $(25,897,519)   $288,481,307

FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109" (the "Interpretation") established a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether the Fund is taxable in a particular jurisdiction) and required certain expanded tax disclosures. The Fund has adopted the Interpretation for all open tax years and it had no impact on the amounts reported in the financial statements.

3. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

THE GABELLI EQUITY INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

The Corporation pays each Director that is not considered to be an affiliated person an annual retainer of $6,000 plus $1,000 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. DISTRIBUTION PLAN. The Fund's Board has adopted a distribution plan (the "Plan") for each class of shares pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class AAA, Class A, Class B, and Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.25%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the fiscal year ended September 30, 2007, other than short-term securities and U.S. government obligations, aggregated $431,811,734 and $124,139,486, respectively.

6. TRANSACTIONS WITH AFFILIATES. During the fiscal year ended September 30, 2007, the Fund paid brokerage commissions on security trades of $394,803 to Gabelli & Company. Additionally, Gabelli & Company informed the Fund that it received $36,489 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund's NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the fiscal year ended September 30, 2007, the Fund paid or accrued $45,000 to the Adviser in connection with the cost of computing the Fund's NAV.

7. LINE OF CREDIT. Effective June 20, 2007, the Fund participates in an unsecured line of credit of up to $75,000,000, and may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Prior to June 30, 2007, the line of credit was $25,000,000. Borrowings under this arrangement bear interest at 0.75% above the federal funds rate on outstanding balances. This amount, if any, is shown as "interest expense" in the Statement of Operations. At September 30, 2007, there were no borrowings outstanding under the line of credit.

The average daily amount of borrowings outstanding from the line of credit within the fiscal year ended September 30, 2007 was $436,315 with a weighted average interest rate of 6.06%. The maximum amount borrowed at any time during the fiscal year ended September 30, 2007 was $14,209,000.

8. CAPITAL STOCK TRANSACTIONS.  The Fund currently offers four classes of shares
- Class AAA Shares, Class A Shares, Class B Shares, and Class C Shares. Class AAA Shares are offered only to investors who acquire them directly from Gabelli & Company, or through selected broker/dealers, or the transfer agent without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge ("CDSC") upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable CDSC is equal to a declining percentage of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1.00% CDSC for one year after purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by Gabelli & Company. The Board has approved Class I Shares which have not been offered publicly.

The Fund imposes a redemption fee of 2.00% on Class AAA Shares, Class A Shares, Class B Shares, and Class C Shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The redemption fees retained by the Fund during the fiscal years ended September 30, 2007 and September 30, 2006 amounted to $10,314 and $7,401, respectively.

THE GABELLI EQUITY INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

The redemption fee does not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of dividends or other distributions, (ii) the redemption was initiated by the Fund, (iii) the shares were purchased through programs that collect the redemption fee at the program level and remit them to the Fund, or (iv) the shares were purchased through programs that the Adviser determines to have appropriate anti-short-term trading policies in place or as to which the Adviser has received assurances that look-through redemption fee procedures or effective anti-short-term trading policies and procedures are in place. Transactions in shares of capital stock were as follows:

                                                                               YEAR ENDED                    YEAR ENDED
                                                                           SEPTEMBER 30, 2007            SEPTEMBER 30, 2006
                                                                      ---------------------------   ---------------------------
                                                                        SHARES         AMOUNT         SHARES         AMOUNT
                                                                      ----------   --------------   ----------   --------------
                                                                               CLASS AAA                     CLASS AAA
                                                                      ---------------------------   ---------------------------
Shares sold .......................................................   20,047,350   $  435,048,849   16,251,000   $  309,539,237
Shares issued upon reinvestment of distributions ..................    1,598,441       33,658,795      951,459       18,000,990
Shares redeemed ...................................................   (9,065,356)    (196,936,443)  (8,928,232)    (171,316,121)
                                                                      ----------   --------------   ----------   --------------
   Net increase ...................................................   12,580,435   $  271,771,201    8,274,227   $  156,224,106
                                                                      ==========   ==============   ==========   ==============

                                                                                CLASS A                       CLASS A
                                                                      ---------------------------   ---------------------------
Shares sold .......................................................      337,809   $    7,382,957      316,965   $    5,979,164
Shares issued upon reinvestment of distributions ..................       15,265          320,840        7,240          137,173
Shares redeemed ...................................................     (100,074)      (2,165,614)    (104,070)      (2,013,515)
                                                                      ----------   --------------   ----------   --------------
   Net increase ...................................................      253,000   $    5,538,183      220,135   $    4,102,822
                                                                      ==========   ==============   ==========   ==============

                                                                                CLASS B                       CLASS B
                                                                      ---------------------------   ---------------------------
Shares sold .......................................................           --               --       15,928   $      302,564
Shares issued upon reinvestment of distributions ..................          700   $       14,330          181            3,433
Shares redeemed ...................................................       (3,076)         (65,542)         (43)            (815)
                                                                      ----------   --------------   ----------   --------------
   Net increase (decrease) ........................................       (2,376)  $      (51,212)      16,066   $      305,182
                                                                      ==========   ==============   ==========   ==============

                                                                                CLASS C                       CLASS C
                                                                      ---------------------------   ---------------------------
Shares sold .......................................................      400,018   $    8,488,767      344,076   $    6,388,556
Shares issued upon reinvestment of distributions ..................       18,848          388,816        8,157          152,213
Shares redeemed ...................................................      (50,547)      (1,077,130)    (128,826)      (2,417,865)
                                                                      ----------   --------------   ----------   --------------
   Net increase ...................................................      368,319   $    7,800,453      223,407   $    4,122,904
                                                                      ==========   ==============   ==========   ==============

9. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10. OTHER MATTERS. The Adviser and/or affiliates received subpoenas from the Attorney General of the State of New York and the SEC requesting information on mutual fund share trading practices involving certain funds managed by the Adviser. GAMCO Investors, Inc. ("GAMCO"), the Adviser's parent company, responded to these requests for documents and testimony. In June 2006, GAMCO began discussions with the SEC regarding a possible resolution of their inquiry. In February 2007, the Adviser made an offer of settlement to the staff of the SEC for communication to the Commission for its consideration to resolve this matter. This offer of settlement is subject to agreement regarding the specific language of the SEC's administrative order and other settlement documents. On a separate matter, in September 2005, the Adviser was informed by the staff of the SEC that the staff may recommend to the Commission that an administrative remedy and a monetary penalty be sought from the Adviser in connection with the actions of two of nine closed-end funds managed by the Adviser relating to Section 19(a) and Rule 19a-1 of the 1940 Act. These provisions require registered investment companies to provide written statements to shareholders when a dividend is made from a source other than net investment income. While the two closed-end funds sent annual statements and provided other materials containing this information, the funds did not send written statements to shareholders with each distribution in 2002 and 2003. The Adviser believes that all of the funds are now in compliance. The Adviser believes that these matters would have no effect on the Fund or any material adverse effect on the Adviser or its ability to manage the Fund.

THE GABELLI EQUITY INCOME FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period:

                                             INCOME
                                   FROM INVESTMENT OPERATIONS                        DISTRIBUTIONS
                            ----------------------------------------   ----------------------------------------
                                               Net
                Net Asset                 Realized and      Total                       Net
    Period        Value,        Net        Unrealized        from          Net        Realized
     Ended      Beginning   Investment   Gain/(Loss) on   Investment   Investment     Gain on         Total
 September 30   of Period    Income(a)     Investments    Operations     Income     Investments   Distributions
-------------   ---------   ----------   --------------   ----------   ----------   -----------   -------------
CLASS AAA
   2007          $ 20.23      $ 0.22         $ 3.37         $ 3.59      $ (0.29)      $ (0.55)       $ (0.84)
   2006            18.72        0.38           1.68           2.06        (0.36)        (0.19)         (0.55)
   2005            16.73        0.24           2.41           2.65        (0.24)        (0.42)         (0.66)
   2004            14.60        0.23           2.26           2.49        (0.27)        (0.09)         (0.36)
   2003            11.93        0.28           2.64           2.92        (0.25)           --          (0.25)
CLASS A
   2007          $ 20.17      $ 0.22         $ 3.36         $ 3.58      $ (0.29)      $ (0.55)       $ (0.84)
   2006            18.66        0.39           1.67           2.06        (0.36)        (0.19)         (0.55)
   2005            16.72        0.20           2.43           2.63        (0.27)        (0.42)         (0.69)
   2004(d)         16.40        0.16           0.43           0.59        (0.20)        (0.07)         (0.27)
CLASS B
   2007          $ 19.82      $ 0.06         $ 3.28         $ 3.34      $ (0.29)      $ (0.55)       $ (0.84)
   2006            18.48        0.36           1.53           1.89        (0.36)        (0.19)         (0.55)
   2005            16.62        0.04           2.46           2.50        (0.22)        (0.42)         (0.64)
   2004(d)         16.40        0.07           0.42           0.49        (0.20)        (0.07)         (0.27)
CLASS C
   2007          $ 19.81      $ 0.05         $ 3.29         $ 3.34      $ (0.29)      $ (0.55)       $ (0.84)
   2006            18.47        0.24           1.65           1.89        (0.36)        (0.19)         (0.55)
   2005            16.64        0.07           2.43           2.50        (0.25)        (0.42)         (0.67)
   2004(d)         16.40        0.08           0.43           0.51        (0.20)        (0.07)         (0.27)

                                                      RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                    -------------------------------------------------
                              Net Asset             Net Assets
    Period                      Value,                End of         Net                    Portfolio
     Ended      Redemption      End of     Total      Period     Investment    Operating     Turnover
 September 30    Fees(a)        Period    Return+   (in 000's)     Income       Expenses       Rate
-------------   ----------    ---------   -------   ----------   ----------    ---------    ---------
CLASS AAA
   2007           $ 0.00(b)    $ 22.98     18.19%   $1,191,351      1.01%        1.43%         12%
   2006             0.00(b)      20.23     11.25       794,375      1.98         1.46(c)       14
   2005             0.00(b)      18.72     16.09       580,081      1.33         1.46          11
   2004               --         16.73     17.13       355,321      1.42         1.49          12
   2003               --         14.60     24.59       261,777      2.09         1.49          27
CLASS A
   2007           $ 0.00(b)    $ 22.91     18.20%   $   15,313      1.00%        1.43%         12%
   2006             0.00(b)      20.17     11.29         8,379      2.02         1.46(c)       14
   2005             0.00(b)      18.66     15.99         3,644      1.08         1.50          11
   2004(d)            --         16.72      3.62           124      1.33(e)      1.49(e)       12
CLASS B
   2007           $ 0.00(b)    $ 22.32     17.28%   $      344      0.29%        2.18%         12%
   2006             0.00(b)      19.82     10.46           352      1.91         2.21(c)       14
   2005             0.00(b)      18.48     15.28            32      0.20         2.22          11
   2004(d)            --         16.62      3.00             1      0.56(e)      2.24(e)       12
CLASS C
   2007           $ 0.00(b)    $ 22.31     17.29%   $   17,279      0.24%        2.18%         12%
   2006             0.00(b)      19.81     10.46         8,044      1.26         2.21(c)       14
   2005             0.00(b)      18.47     15.24         3,374      0.37         2.24          11
   2004(d)            --         16.64      3.13            79      0.62(e)      2.24(e)       12

----------
+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

(a) Per share amounts have been calculated using the average shares outstanding method.

(b)   Amount represents less than $0.005 per share.

(c) The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratios for the fiscal year ended September 30, 2006 would have been 1.45%, 1.45%, 2.20%, and 2.20% for
      Class AAA, Class A, Class B, and Class C, respectively. Custodian fee credits for the fiscal year ended September 30, 2007 were minimal.

(d) From the commencement of offering Class A, Class B, and Class C Shares on December 31, 2003.

(e)   Annualized.

                 See accompanying notes to financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Shareholders and Board of Directors of The Gabelli Equity Income Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The Gabelli Equity Income Fund (the "Fund"), a series of Gabelli Equity Series Funds, Inc., as of September 30, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Gabelli Equity Income Fund, a series of Gabelli Equity Series Funds, Inc., at September 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                        /s/ Ernst & Young LLP

Philadelphia, Pennsylvania
November 19, 2007

THE GABELLI EQUITY INCOME FUND
ADDITIONAL FUND INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

The business and affairs of the Fund are managed under the direction of the Corporation's Board of Directors. Information pertaining to the Directors and officers of the Corporation is set forth below. The Corporation's Statement of Additional Information includes additional information about the Corporation's Directors and is available, without charge, upon request, by calling 800-GABELLI (800-422-3554) or by writing to The Gabelli Equity Income Fund at One Corporate Center, Rye, NY 10580-1422.

 NAME, POSITION(S)      TERM OF OFFICE     NUMBER OF FUNDS
    ADDRESS 1            AND LENGTH OF     IN FUND COMPLEX           PRINCIPAL OCCUPATION(S)               OTHER DIRECTORSHIPS
      AND AGE           TIME SERVED 2   OVERSEEN BY DIRECTOR          DURING PAST FIVE YEARS               HELD BY DIRECTOR 3
-------------------     --------------  --------------------         -----------------------               ------------------
INTERESTED DIRECTORS 4:
-----------------------
MARIO J. GABELLI          Since 1991             26           Chairman and Chief Executive Officer    Director of Morgan Group
Director and                                                  of GAMCO Investors, Inc. and Chief      Holdings, Inc. (holding
Chief Investment                                              Investment Officer-Value Portfolios     company); Chairman of the
Officer                                                       of Gabelli Funds, LLC and GAMCO Asset   Board of LICT Corp.
Age: 65                                                       Management Inc.; Director/Trustee or    (multimedia and communication
                                                              Chief Investment Officer of other       services company)
                                                              registered investment companies in
                                                              the Gabelli/GAMCO Funds complex;
                                                              Chairman and Chief Executive Officer
                                                              of GGCP, Inc.

JOHN D. GABELLI           Since 1991             10           Senior Vice President of Gabelli &      Director of GAMCO Investors,
Director                                                      Company, Inc.                           Inc. (asset management)
Age: 63

INDEPENDENT DIRECTORS 5:
-----------------------
ANTHONY J. COLAVITA       Since 1991             35           Partner in the law firm of Anthony J.                 --
Director                                                      Colavita, P.C.
Age: 71

VINCENT D. ENRIGHT        Since 1991             15           Former Senior Vice President and                      --
Director                                                      Chief Financial Officer of KeySpan
Age: 63                                                       Corporation (public utility)

ROBERT J. MORRISSEY       Since 1991             6            Partner in the law firm of Morrissey,                 --
Director                                                      Hawkins & Lynch
Age: 68

ANTHONY R. PUSTORINO      Since 1991             14           Certified Public Accountant;            Director of The LGL Group,
Director                                                      Professor Emeritus, Pace University     Inc. (diversified
Age: 82                                                                                               manufacturing)

ANTHONIE C. VAN EKRIS     Since 1991             19           Chairman of BALMAC International,                     --
Director                                                      Inc. (commodities and futures trading)
Age: 73

SALVATORE J. ZIZZA        Since 2001             26           Chairman of Zizza & Company, Ltd.       Director of Hollis-Eden
Director                                                      (consulting)                            Pharmaceuticals
Age: 61                                                                                               (biotechnology); Director of
                                                                                                      Earl Scheib, Inc. (automotive
                                                                                                      services)

THE GABELLI EQUITY INCOME FUND
ADDITIONAL FUND INFORMATION (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

   NAME, POSITION(S)       TERM OF OFFICE
        ADDRESS 1           AND LENGTH OF                               PRINCIPAL OCCUPATION(S)
         AND AGE            TIME SERVED 2                               DURING PAST FIVE YEARS
------------------------   --------------                               -----------------------
OFFICERS:
---------
BRUCE N. ALPERT            Since 1991       Executive Vice President and Chief Operating Officer of Gabelli Funds, LLC since
President                                   1988 and an officer of all of the registered investment companies in the
Age: 55                                     Gabelli/GAMCO Funds complex; Director and President of Gabelli Advisers, Inc.
                                            since 1998

JAMES E. MCKEE             Since 1995       Vice President, General Counsel, and Secretary of GAMCO Investors, Inc. since
Secretary                                   1999 and GAMCO Asset Management Inc. since 1993; Secretary of all of the
Age: 44                                     registered investment companies in the Gabelli/GAMCO Funds complex

AGNES MULLADY              Since 2006       Vice President of Gabelli Funds LLC since 2007; Officer of all of the registered
Treasurer                                   investment companies in the Gabelli/GAMCO Funds complex; Senior Vice President
Age: 49                                     of U.S. Trust Company, N.A. and Treasurer and Chief Financial Officer of
                                            Excelsior Funds from 2004 through 2005; Chief Financial Officer of AMIC
                                            Distribution Partners from 2002 through 2004; Controller of Reserve Management
                                            Corporation and Reserve Partners, Inc. and Treasurer of Reserve Funds from 2000 through 2002

PETER D. GOLDSTEIN         Since 2004       Director of Regulatory Affairs at GAMCO Investors, Inc. since 2004; Chief
Chief Compliance Officer                    Compliance Officer of all of the registered investment companies in the
Age: 54                                     Gabelli/GAMCO Funds complex; Vice President of Goldman Sachs Asset Management from 2000 through 2004

----------
1     Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.

2 Each Director will hold office for an indefinite term until the earliest of (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Corporation's By-Laws and Articles of Incorporation. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified.

3 This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., public companies) or other investment companies registered under the 1940 Act.

4 "Interested person" of the Fund as defined in the Investment Company Act of 1940. Messrs. Gabelli are each considered an "interested person" because of their affiliation with Gabelli Funds, LLC which acts as the Fund's investment adviser. Mario J. Gabelli and John D. Gabelli are brothers.

5     Directors  who are not  interested  persons are  considered  "Independent"
      Directors.

--------------------------------------------------------------------------------

                   2007 TAX NOTICE TO SHAREHOLDERS (Unaudited)

For the fiscal year ended September 30, 2007, the Fund paid to shareholders ordinary income dividends (comprised of net investment income and short-term capital gains) totaling $0.44, $0.44, $0.44, and $0.44 per share for Class AAA, Class A, Class B, and Class C, respectively, and long-term capital gains totaling $16,715,576. The distributions of long-term capital gains have been designated as Capital Gain Dividends by the Fund's Board of Directors. For the fiscal year ended September 30, 2007, 91.52% of the ordinary income dividend qualifies for the dividends received deduction available to corporations. The Fund designates 100% of the ordinary income distribution as qualified dividend income pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designates 10.16% of the ordinary income distribution as qualified interest income, and 100% of the ordinary income distribution as qualified short-term gain, pursuant to the American Jobs Creation Act of 2004.

U.S. GOVERNMENT INCOME:

The percentage of the ordinary income dividend paid by the Fund during fiscal year 2007 which was derived from U.S.Treasury securities was 3.53%. Such income is exempt from state and local tax in all states. However, many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of the Fund's fiscal year in U.S. Government securities. The Gabelli Equity Income Fund did not meet this strict requirement in 2007. Due to the diversity in state and local tax law, it is recommended that you consult your personal tax adviser as to the applicability of the information provided to your specific situation.

--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

THE
GABELLI
EQUITY
INCOME
FUND

                                                                   ANNUAL REPORT
                                                              SEPTEMBER 30, 2007

                        Gabelli Equity Series Funds, Inc.
                         THE GABELLI EQUITY INCOME FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
              Net Asset Value per share available daily by calling
                           800-GABELLI after 6:00 P.M.

                               BOARD OF DIRECTORS

Mario J. Gabelli, CFA                         Robert J. Morrissey
CHAIRMAN AND CHIEF                            ATTORNEY-AT-LAW
EXECUTIVE OFFICER                             MORRISSEY, HAWKINS & LYNCH
GAMCO INVESTORS, INC.
                                              Anthony R. Pustorino
Anthony J. Colavita                           CERTIFIED PUBLIC ACCOUNTANT,
ATTORNEY-AT-LAW                               PROFESSOR EMERITUS
ANTHONY J. COLAVITA, P.C.                     PACE UNIVERSITY

Vincent D. Enright                            Anthonie C. van Ekris
FORMER SENIOR VICE PRESIDENT                  CHAIRMAN
AND CHIEF FINANCIAL OFFICER                   BALMAC INTERNATIONAL, INC.
KEYSPAN CORP.
                                              Salvatore J. Zizza
John D. Gabelli                               CHAIRMAN
SENIOR VICE PRESIDENT                         ZIZZA & CO., LTD.
GABELLI & COMPANY, INC.


                                    OFFICERS

Bruce N. Alpert                               James E. McKee
PRESIDENT                                     SECRETARY

Agnes Mullady                                 Peter D. Goldstein
TREASURER                                     CHIEF COMPLIANCE OFFICER




                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  CUSTODIAN, TRANSFER AGENT, AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP

--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Gabelli Equity Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------

GAB444Q307SR

                    THE GABELLI WOODLAND SMALL CAP VALUE FUND

                                ANNUAL REPORT (a)
                               SEPTEMBER 30, 2007

TO OUR SHAREHOLDERS,

      The Gabelli Woodland Small Cap Value Fund (the "Fund") outperformed its small cap benchmark, the Russell 2000 Index, as well as other broad based market indices for the twelve month period ended September 30, 2007. During this period, the Fund rose by 20.71% versus gains of 12.34% for the Russell 2000 Index, 16.78% for the Standard & Poor's ("S&P") 500 Index and 15.68% for the Value Line Composite Index.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------

            AVERAGE ANNUAL RETURNS THROUGH SEPTEMBER 30, 2007 (a)(b)

                                                                                                   Since
                                                                     Six                         Inception
                                                       Quarter      Months   1 Year    3 Year    (12/31/02)
                                                      --------      ------   ------    ------    ----------
GABELLI WOODLAND SMALL CAP VALUE FUND CLASS AAA ...       0.56%     6.50%    20.71%    13.23%      13.99%
Russell 2000 Index ................................      (3.09)     1.19     12.34     13.36       18.33
S&P 500 Index .....................................       2.33      8.75     16.78     13.24       14.42
Value Line Composite Index ........................       2.72      2.84     15.68     14.49       19.04
Class A ...........................................       0.55      6.46     20.94     13.32       14.05
                                                         (5.23)(c)  0.34(c)  13.98(c)  11.11(c)    12.63(c)
Class B ...........................................       0.40      5.97     19.73     12.35       13.78
                                                         (4.60)(d)  0.97(d)  14.73(d)  11.55(d)    13.39(d)
Class C ...........................................       0.41      6.11     19.84     12.43       13.24
                                                         (0.59)(e)  5.11(e)  18.84(e)  12.43       13.24

THE GROSS EXPENSE RATIO FOR CLASS AAA, A, B, AND C SHARES IS 2.31%, 2.31%, 3.06%, AND 3.06%, RESPECTIVELY, IN THE CURRENT PROSPECTUS. THE NET EXPENSE RATIO AFTER CONTRACTUAL REIMBURSEMENTS BY THE ADVISER IN PLACE THROUGH SEPTEMBER 30, 2008 IS 2.00%, 2.00%, 2.75%, AND 2.75%, RESPECTIVELY. CLASS AAA SHARES DO NOT HAVE A SALES CHARGE. THE MAXIMUM SALES CHARGE FOR CLASS A, B, AND C SHARES IS 5.75%, 5.00%, AND 1.00%, RESPECTIVELY.

(a)   THE FUND'S FISCAL YEAR ENDS SEPTEMBER 30.

(b) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

      INVESTING IN SMALL CAPITALIZATION SECURITIES INVOLVES SPECIAL CHALLENGES BECAUSE THESE SECURITIES MAY TRADE LESS FREQUENTLY AND EXPERIENCE MORE ABRUPT PRICE MOVEMENTS THAN LARGE CAPITALIZATION SECURITIES. THE RUSSELL 2000 INDEX OF SMALL U.S. COMPANIES, THE S&P 500 INDEX OF THE LARGEST U.S. COMPANIES, AND THE VALUE LINE COMPOSITE INDEX (COMPRISED OF EQUALLY WEIGHTED POSITIONS IN EVERY STOCK COVERED IN THE VALUE LINE INVESTMENT SURVEY) ARE UNMANAGED INDICATORS OF STOCK MARKET PERFORMANCE. DIVIDENDS ARE CONSIDERED REINVESTED. YOU CANNOT INVEST DIRECTLY IN AN INDEX.

(c) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.

(d) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS B SHARES UPON REDEMPTION AT THE END OF THE QUARTER, SIX MONTHS, ONE YEAR, THREE YEAR, AND SINCE INCEPTION PERIODS OF 5%, 5%, 5%, 3%, AND 2%, RESPECTIVELY, OF THE FUND'S NET ASSET VALUE ("NAV") PER SHARE AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER. CLASS B SHARES ARE NOT AVAILABLE FOR NEW PURCHASES.

(e) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS C SHARES UPON REDEMPTION AT THE END OF THE QUARTER, SIX MONTHS, AND ONE YEAR PERIODS OF 1% OF THE FUND'S NAV PER SHARE AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.
--------------------------------------------------------------------------------

PERFORMANCE DISCUSSION

      The Gabelli Woodland Small Cap Value Fund (the "Fund") increased 20.71% for the fiscal year ended September 30, 2007 versus the Russell 2000, which increased 12.34%. Large cap stocks outperformed small cap stocks during the same time period, with the S&P 500 increasing 16.78%.

      During the past year we had several investments add to our overall performance. The three biggest contributors were EDO Corporation (2.2% of net assets as of September 30, 2007), Tennant (4.1%), and PepsiAmericas (1.6%). EDO rose 145% over the last twelve months. EDO is a leading supplier of advanced electronics, military weapons systems, and precision materials to defense prime contractors and the government. Over the last year, EDO was selected as the sole source provider on CREW 2.1. The contract has a potential value in excess of $1 billion over the next several years. In September, ITT Corporation, recognizing the value inherent in EDO's patent portfolio as well as their superior Improvised Explosive Device (IED) technology, announced a definitive agreement to acquire EDO for $56 per share in cash. Tennant, up 100% during the year, is a leader in floor maintenance and outdoor cleaning equipment. Over the last year the company has laid out a plan to expand operating margins, improve new product development, expand market coverage, and grow their international presence. We expect the free cash flow (FCF) and return on invested capital (ROIC) will accelerate as the company's cost reduction efforts, global expansion, and new products drive expansion in operating margins. PepsiAmericas rose 52% over the last twelve months. PepsiAmericas manufactures, distributes, and markets beverage products in the United States, Central Europe, and the Caribbean, and is the second largest Pepsi-Cola bottler. Under CEO Robert Pohlad, the management team has focused on expanding operating margins, FCF, and driving ROIC. Over the last year, the company has delivered strong results in Central Europe as the strong Euro and cost initiatives drove revenue growth and operating margin expansion.

      One of our weaker performers during the year, which we sold, was BUCA, Inc. which was down 65%. BUCA owns and operates 92 full service family style Italian restaurants under the name Buca di Beppo. In late 2004 BUCA brought in a new management team to engineer the turnaround of the business. CEO Wally Doolin and his management team have been focused on divesting of non-core restaurant concepts, closing unprofitable locations, and refocusing the company on growth, while at the same time working on improving average unit volume and returning Earnings Before Interest, Tax, Depreciation and Appreciation margins to double digit levels. The company has been faced with a slowing economy and the challenge of changing the image from family style dinner only concept to a lunch and dinner menu.

      COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE GABELLI
       WOODLAND SMALL CAP VALUE FUND CLASS AAA AND THE RUSSELL 2000 INDEX


 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                        The Gabelli Woodland
                        Small Cap Value Fund
                             (Class AAA)          Russell 2000 Index
12/31/2002                     $10,000                 $10,000
 9/30/2003                     $10,580                 $12,858
 9/30/2004                     $12,825                 $15,271
 9/30/2005                     $15,476                 $18,022
 9/30/2006                     $15,422                 $19,800
 9/30/2007                     $18,616                 $22,265

------------------------------------------------------
              Average Annual Total Return*
------------------------------------------------------
                   1 Year      3 Year     Life of Fund
------------------------------------------------------
Class AAA          20.71%      13.23%        13.99%
Russell 2000       12.34       13.36         18.33
------------------------------------------------------

* Past performance is not predictive of future results. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

THE GABELLI WOODLAND SMALL CAP VALUE FUND
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
For the Six Month Period from April 1, 2007 through September 30, 2007

                                                                   EXPENSE TABLE
--------------------------------------------------------------------------------
We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case - because the hypothetical return used is NOT the Fund's actual return - the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The "Annualized Expense Ratio" represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the year ended September 30, 2007.

                          Beginning         Ending      Annualized    Expenses
                        Account Value   Account Value    Expense     Paid During
                          04/01/07         09/30/07       Ratio        Period*
--------------------------------------------------------------------------------
THE GABELLI WOODLAND SMALL CAP VALUE FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class AAA                 $1,000.00       $1,065.00        2.01%        $10.35
Class A                   $1,000.00       $1,064.60        2.01%        $10.35
Class B                   $1,000.00       $1,059.70        2.76%        $14.17
Class C                   $1,000.00       $1,061.10        2.76%        $14.18

HYPOTHETICAL 5% RETURN
Class AAA                 $1,000.00       $1,014.91        2.01%        $10.10
Class A                   $1,000.00       $1,014.91        2.01%        $10.10
Class B                   $1,000.00       $1,011.17        2.76%        $13.84
Class C                   $1,000.00       $1,011.17        2.76%        $13.84

* Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The following table presents portfolio holdings as a percent of total net assets as of September 30, 2007:

THE GABELLI WOODLAND SMALL CAP VALUE FUND

Health Care ..........................................................    10.7%
Diversified Industrial ...............................................     8.7%
Equipment and Supplies ...............................................     8.7%
Business Services ....................................................     8.5%
Computer Software and Services .......................................     8.4%
Consumer Products ....................................................     8.2%
Specialty Chemicals ..................................................     6.3%
Financial Services ...................................................     5.9%
Food and Beverage ....................................................     5.6%
U.S. Government Obligations ..........................................     4.6%
Hotels and Gaming ....................................................     4.4%
Energy and Utilities .................................................     4.2%
Entertainment ........................................................     4.2%
Communications Equipment .............................................     2.9%
Automotive: Parts and Accessories ....................................     2.6%
Aerospace ............................................................     2.4%
Aviation: Parts and Services .........................................     2.2%
Telecommunications ...................................................     1.0%
Publishing ...........................................................     0.9%
Other Assets and Liabilities (Net) ...................................    (0.4)%
                                                                         -----
                                                                         100.0%
                                                                         =====

THE FUND FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "SEC") FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE LAST OF WHICH WAS FILED FOR THE QUARTER ENDED JUNE 30, 2007. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUND AT 800-GABELLI (800-422-3554). THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.

PROXY VOTING

The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by
(i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC's website at www.sec.gov.

THE GABELLI WOODLAND SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS -- SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

                                                                     MARKET
   SHARES                                              COST           VALUE
------------                                       ------------   -------------
               COMMON STOCKS -- 95.8%
               AEROSPACE -- 2.4%
       2,105   Alliant Techsystems Inc.+ .......   $    133,748   $     230,077
                                                   ------------   -------------
               AUTOMOTIVE: PARTS AND ACCESSORIES -- 2.6%
       4,490   Midas Inc.+ .....................         88,000          84,726
       7,610   Noble International Ltd. ........        153,912         162,017
                                                   ------------   -------------
                                                        241,912         246,743
                                                   ------------   -------------
               AVIATION: PARTS AND SERVICES -- 2.2%
       3,625   EDO Corp. .......................         95,087         203,036
                                                   ------------   -------------
               BUSINESS SERVICES -- 8.5%
      41,700   AMICAS Inc.+ ....................        189,424         122,598
       6,090   Deluxe Corp. ....................        149,014         224,356
       3,680   Imation Corp. ...................        155,361          90,270
       4,980   Intermec Inc.+ ..................        121,430         130,078
       4,220   The Brink's Co. .................        127,650         235,813
                                                   ------------   -------------
                                                        742,879         803,115
                                                   ------------   -------------
               COMMUNICATIONS EQUIPMENT -- 2.9%
      15,320   Andrew Corp.+ ...................        168,324         212,182
       5,430   Radyne Corp.+ ...................         48,897          57,232
                                                   ------------   -------------
                                                        217,221         269,414
                                                   ------------   -------------
               COMPUTER SOFTWARE AND SERVICES -- 8.4%
      12,980   eResearch Technology Inc.+ ......         95,018         147,842
      15,620   Furmanite Corp.+ ................         93,402         142,142
      29,710   Lawson Software Inc.+ ...........        224,862         297,397
      20,230   Tier Technologies Inc., Cl. B+ ..        198,351         206,346
                                                   ------------   -------------
                                                        611,633         793,727
                                                   ------------   -------------
               CONSUMER PRODUCTS -- 8.2%
       7,770   Alberto-Culver Co. ..............        185,737         192,618
      11,310   Callaway Golf Co. ...............        178,025         181,073
       4,435   Church & Dwight Co. Inc. ........         96,869         208,622
       6,790   Kimball International Inc., Cl. B         89,844          77,270
      13,530   Sally Beauty Holdings Inc.+ .....        111,710         114,329
                                                   ------------   -------------
                                                        662,185         773,912
                                                   ------------   -------------
               DIVERSIFIED INDUSTRIAL -- 8.7%
       4,230   Columbus McKinnon Corp.+ ........        100,116         105,285
       7,750   Hawk Corp., Cl. A+ ..............        105,880         107,493
       2,590   L.B. Foster Co., Cl. A+ .........         62,402         112,561
      32,270   Magnetek Inc.+ ..................        160,211         154,896
       2,020   Pentair Inc. ....................         74,321          67,024
       3,500   Texas Industries Inc. ...........        156,835         274,750
                                                   ------------   -------------
                                                        659,765         822,009
                                                   ------------   -------------
               ENERGY AND UTILITIES -- 4.2%
       2,879   ALLETE Inc. .....................         82,984         128,864
       4,890   Comstock Resources Inc.+ ........        137,083         150,808
       5,740   Mariner Energy Inc.+ ............        106,895         118,875
                                                   ------------   -------------
                                                        326,962         398,547
                                                   ------------   -------------
               ENTERTAINMENT -- 4.2%
      10,040   Discovery Holding Co., Cl. A+ ...        153,429         289,654
       3,430   Steinway Musical
               Instruments Inc. ................        117,419         101,597
                                                   ------------   -------------
                                                        270,848         391,251
                                                   ------------   -------------

                                                                     MARKET
   SHARES                                              COST           VALUE
------------                                       ------------   -------------
               EQUIPMENT AND SUPPLIES --8.7%
      17,220   C&D Technologies Inc.+ ..........   $     95,800   $      85,756
      42,800   FSI International Inc.+ .........        245,249          99,724
       7,880   Tennant Co. .....................        158,379         383,756
       4,150   The Toro Co. ....................        110,608         244,144
                                                   ------------   -------------
                                                        610,036         813,380
                                                   ------------   -------------
               FINANCIAL SERVICES -- 5.9%
       6,690   Franklin Bank Corp.+ ............        115,638          61,548
       4,510   Hilb Rogal & Hobbs Co. ..........        193,409         195,418
       2,830   HMN Financial Inc. ..............         98,886          83,853
      14,700   NewAlliance Bancshares Inc. .....        218,159         215,796
                                                   ------------   -------------
                                                        626,092         556,615
                                                   ------------   -------------
               FOOD AND BEVERAGE -- 5.6%
      14,320   Del Monte Foods Co. .............        171,228         150,360
       4,620   PepsiAmericas Inc. ..............         72,529         149,873
      13,580   Triarc Cos. Inc., Cl. A .........        159,346         166,898
       4,880   Triarc Cos. Inc., Cl. B .........         56,528          61,049
                                                   ------------   -------------
                                                        459,631         528,180
                                                   ------------   -------------
               HEALTH CARE -- 10.7%
       5,210   K-V Pharmaceutical Co., Cl. A+ ..        147,864         149,006
      15,542   Lifecore Biomedical Inc.+ .......        199,695         200,492
       4,330   PolyMedica Corp. ................        151,115         227,412
       5,736   SurModics Inc.+ .................        190,283         281,121
       3,480   West Pharmaceutical
               Services Inc. ...................        143,094         144,977
                                                   ------------   -------------
                                                        832,051       1,003,008
                                                   ------------   -------------
               HOTELS AND GAMING -- 4.4%
       5,370   Gaylord Entertainment Co.+ ......        144,011         285,791
       6,460   Marcus Corp. ....................        152,320         124,032
                                                   ------------   -------------
                                                        296,331         409,823
                                                   ------------   -------------
               PUBLISHING -- 0.9%
       9,760   Voyager Learning Co.+ ...........        130,162          80,325
                                                   ------------   -------------
               SPECIALTY CHEMICALS -- 6.3%
       5,100   Arch Chemicals Inc. .............        148,970         239,088
       4,460   FMC Corp. .......................        162,098         232,009
       4,170   H.B. Fuller Co. .................        115,812         123,766
                                                   ------------   -------------
                                                        426,880         594,863
                                                   ------------   -------------
               TELECOMMUNICATIONS -- 1.0%
       9,290   HickoryTech Corp. ...............         89,600          90,020
                                                   ------------   -------------
               TOTAL COMMON STOCKS .............      7,433,023       9,008,045
                                                   ------------   -------------
 PRINCIPAL
  AMOUNT
------------
               U.S. GOVERNMENT OBLIGATIONS -- 4.6%
$    429,000   U.S. Treasury Bills,
                  3.684% to 3.700%++,
                  10/11/07 to 12/27/07 .........        426,075         425,983
                                                   ------------   -------------
               TOTAL INVESTMENTS -- 100.4% .....   $  7,859,098       9,434,028
                                                   ============
               OTHER ASSETS AND LIABILITIES (NET) -- (0.4)%...          (33,937)
                                                                  -------------
               NET ASSETS -- 100.0% ............                  $   9,400,091
                                                                  =============

----------
+     Non-income producing security.

++    Represents annualized yield at date of purchase.

                 See accompanying notes to financial statements.

                    THE GABELLI WOODLAND SMALL CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value (cost $7,859,098) ...................   $  9,434,028
   Cash ......................................................          3,046
   Receivable for Fund shares sold ...........................            599
   Dividends receivable ......................................          2,155
   Prepaid expense ...........................................         17,395
                                                                 ------------
   TOTAL ASSETS ..............................................      9,457,223
                                                                 ------------
LIABILITIES:
   Payable for investment advisory fees ......................          8,730
   Payable for distribution fees .............................          2,065
   Payable for legal and audit fees ..........................         31,724
   Payable for shareholder communications expenses ...........         10,546
   Other accrued expenses ....................................          4,067
                                                                 ------------
   TOTAL LIABILITIES .........................................         57,132
                                                                 ------------
   NET ASSETS applicable to 746,072 shares outstanding .......   $  9,400,091
                                                                 ============
NET ASSETS CONSIST OF:
   Paid-in capital, each class at $0.001 par value ...........   $  6,566,325
   Accumulated net realized gain on investments ..............      1,258,836
   Net unrealized appreciation on investments ................      1,574,930
                                                                 ------------
   NET ASSETS ................................................   $  9,400,091
                                                                 ============
SHARES OF CAPITAL STOCK:
   CLASS AAA:
   Net Asset Value, offering and redemption price
      per share ($9,040,055 / 716,696 shares
      outstanding; 100,000,000 shares authorized) ............   $      12.61
                                                                 ============
   CLASS A:
   Net Asset Value and redemption price per share
      ($64,614 / 5,091 shares outstanding;
      50,000,000 shares authorized) ..........................   $      12.69
                                                                 ============
   Maximum offering price per share (NAV / .9425,
      based on maximum sales charge of 5.75%
      of the offering price) .................................   $      13.46
                                                                 ============
   CLASS B:
   Net Asset Value and offering price per share
      ($184 / 14.60 shares outstanding;
      50,000,000 shares authorized) ..........................   $      12.60(a)
                                                                 ============
   CLASS C:
   Net Asset Value and offering price per share
      ($295,238 / 24,270 shares outstanding;
      50,000,000 shares authorized) ..........................   $      12.16(a)
                                                                 ============

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Dividends .................................................   $    212,340
   Interest ..................................................         20,354
                                                                 ------------
   TOTAL INVESTMENT INCOME ...................................        232,694
                                                                 ------------
EXPENSES:
   Investment advisory fees ..................................         97,004
   Distribution fees - Class AAA .............................         23,116
   Distribution fees - Class A ...............................            176
   Distribution fees - Class B ...............................              2
   Distribution fees - Class C ...............................          3,836
   Legal and audit fees ......................................         32,975
   Shareholder communications expenses .......................         27,012
   Registration expenses .....................................         14,999
   Shareholder services fees .................................         13,666
   Custodian fees ............................................          7,672
   Interest expense ..........................................          1,293
   Directors' fees ...........................................            347
   Miscellaneous expenses ....................................          6,854
                                                                 ------------
   TOTAL EXPENSES BEFORE FEES WAIVED AND
       EXPENSES REIMBURSED BY ADVISER AND
       CUSTODIAN FEE CREDITS .................................        228,952
                                                                 ------------
   LESS:
       Fees waived and expenses reimbursed
         by Adviser ..........................................        (30,587)
       Custodian fee credits .................................           (185)
                                                                 ------------
   NET EXPENSES ..............................................        198,180
                                                                 ------------
   NET INVESTMENT INCOME .....................................         34,514
                                                                 ------------
NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS:
   Net realized gain on investments ..........................      1,560,963
   Net change in unrealized appreciation/
       depreciation on investments ...........................        267,092
                                                                 ------------
   NET REALIZED AND UNREALIZED GAIN
       ON INVESTMENTS ........................................      1,828,055
                                                                 ------------
   NET INCREASE IN NET ASSETS RESULTING
       FROM OPERATIONS .......................................   $  1,862,569
                                                                 ============

----------
(a)   Redemption price varies based on the length of time held.

                 See accompanying notes to financial statements.

                    THE GABELLI WOODLAND SMALL CAP VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                    YEAR ENDED          YEAR ENDED
                                                                               SEPTEMBER 30, 2007   SEPTEMBER 30, 2006
                                                                               ------------------   ------------------
OPERATIONS:
   Net investment income (loss) ............................................     $      34,514        $     (93,708)
   Net realized gain on investments ........................................         1,560,963            2,164,088
   Net change in unrealized appreciation/depreciation on investments .......           267,092           (2,049,195)
                                                                                 -------------        -------------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................         1,862,569               21,185
                                                                                 -------------        -------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income
     Class AAA .............................................................           (39,316)                  --
     Class A ...............................................................               (73)                  --
                                                                                 -------------        -------------
                                                                                       (39,389)                  --
                                                                                 -------------        -------------
   Net realized gain on investments
     Class AAA .............................................................        (2,044,419)            (973,344)
     Class A ...............................................................           (10,469)              (9,260)
     Class B ...............................................................               (37)                 (13)
     Class C ...............................................................           (99,535)             (24,564)
                                                                                 -------------        -------------
                                                                                    (2,154,460)          (1,007,181)
                                                                                 -------------        -------------
   TOTAL DISTRIBUTIONS TO SHAREHOLDERS .....................................        (2,193,849)          (1,007,181)
                                                                                 -------------        -------------
CAPITAL SHARE TRANSACTIONS:
     Class AAA .............................................................           214,548           (1,759,221)
     Class A ...............................................................           (40,999)               2,012
     Class B ...............................................................                36                   13
     Class C ...............................................................          (103,753)             268,884
                                                                                 -------------        -------------
   NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS ...            69,832           (1,488,312)
                                                                                 -------------        -------------
   REDEMPTION FEES .........................................................                 9                    1
                                                                                 -------------        -------------
   NET DECREASE IN NET ASSETS ..............................................          (261,439)          (2,474,307)

NET ASSETS:
   Beginning of period .....................................................         9,661,530           12,135,837
                                                                                 -------------        -------------
   End of period (including undistributed net investment income
     of $0 and $0, respectively) ...........................................     $   9,400,091        $   9,661,530
                                                                                 =============        =============

                 See accompanying notes to financial statements.

THE GABELLI WOODLAND SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.  ORGANIZATION.  The Gabelli  Woodland  Small Cap Value Fund (the "Fund") is a
series of Gabelli Equity Series Funds, Inc. (the "Corporation"), which was organized on July 25, 1991 as a Maryland corporation. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and one of three separately managed portfolios (collectively, the "Portfolios") of the Corporation. The Fund's primary objective is capital appreciation. The Fund's Adviser currently characterizes small capitalization companies for the Fund as those with a total market value at the time of investment not greater than that of the largest company in the Russell 2000 Index or $3.0 billion, whichever is greater. The Fund commenced investment operations on December 31, 2002.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with United States ("U.S.") generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value American Depository Receipts securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

THE GABELLI WOODLAND SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

In September 2006, the Financial Accounting Standards Board (the "FASB") issued Statement of Financial Accounting Standards ("SFAS") 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. At this time, management is in the process of reviewing the requirements of SFAS 157 against its current valuation policies to determine future applicability.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At September 30, 2007, there were no open repurchase agreements.

FOREIGN SECURITIES. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

FOREIGN TAXES. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.

DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

THE GABELLI WOODLAND SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

CUSTODIAN FEE CREDITS AND INTEREST EXPENSE. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as "custodian fee credits." When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be shown as "interest expense" in the Statement of Operations.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund. For the fiscal year ended September 30, 2007, reclassifications were made to decrease accumulated distributions in excess of net investment income by $4,875 and to decrease accumulated net realized gain on investments by $4,875.

The tax character of distributions paid during the fiscal years ended September 30, 2007 and September 30, 2006 was as follows:

                                                            FISCAL YEAR ENDED    FISCAL YEAR ENDED
                                                           SEPTEMBER 30, 2007   SEPTEMBER 30, 2006
                                                           ------------------   ------------------
          DISTRIBUTIONS PAID FROM:
          Ordinary income
             (inclusive of short-term capital gains) ...       $   320,582                   --
          Net long-term capital gains ..................         1,873,267          $ 1,007,181
                                                               -----------          -----------
          Total distributions paid .....................       $ 2,193,849          $ 1,007,181
                                                               ===========          ===========

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

As of September 30, 2007, the components of accumulated earnings (losses) on tax basis were as follows:

        Undistributed ordinary income ..................   $     27,341
        Undistributed long-term capital gains ..........      1,241,609
        Net unrealized appreciation ....................      1,564,816
                                                           ------------
        Total accumulated earnings .....................   $  2,833,766
                                                           ============

THE GABELLI WOODLAND SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

At September, 30, 2007, the difference between book and tax basis unrealized appreciation is primarily due to deferral of losses on wash sales.

The following summarizes the tax cost of investments and the related unrealized appreciation/(depreciation) at September 30, 2007:

                                                  GROSS          GROSS
                                                UNREALIZED     UNREALIZED    NET UNREALIZED
                                    COST       APPRECIATION   DEPRECIATION   APPRECIATION/
                                ------------   ------------   ------------   --------------
          Investments .......   $  7,869,212    $2,077,269     $(512,453)      $1,564,816

FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109" (the "Interpretation") established a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether the Fund is taxable in a particular jurisdiction) and required certain expanded tax disclosures. The Fund has adopted the Interpretation for all open tax years and it had no impact on the amounts reported in the financial statements.

3. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Adviser has contractually agreed to waive its fees and reimburse expenses of the Fund to the extent necessary to maintain the annualized total operating expenses (exclusive of brokerage fees, interest, taxes, and extraordinary expenses) at 2.00%, 2.00%, 2.75%, and 2.75% of the value of the Fund's average daily net assets for Class AAA, Class A, Class B, and Class C Shares, respectively, through September 30, 2008. For the fiscal year ended September 30, 2007, the Adviser reimbursed the Fund in the amount of $30,587. The Fund is obliged to repay the Adviser for a period of two fiscal years following the fiscal year in which the Adviser reimbursed the Fund only to the extent that the operating expenses of the Fund fall below the applicable expense limitations. At September 30, 2007, the cumulative amount which the Fund may repay the Adviser is $63,093.

The Corporation pays each Director that is not considered to be an affiliated person an annual retainer of $6,000 plus $1,000 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

THE GABELLI WOODLAND SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

4. DISTRIBUTION PLAN. The Fund's Board has adopted a distribution plan (the "Plan") for each class of shares pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class AAA, Class A, Class B, and Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.25%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the fiscal year ended September 30, 2007, other than short-term securities and U.S. Government obligations, aggregated $4,754,822 and $6,652,367, respectively.

6. TRANSACTIONS WITH AFFILIATES. During the fiscal year ended September 30, 2007, the Fund paid brokerage commissions on security trades of $1,410 to Gabelli & Company. Additionally, Gabelli & Company informed the Fund that it received $1,516 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

7. LINE OF CREDIT. Effective June 20, 2007, the Fund participated in an unsecured line of credit of up to $75,000,000, and may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Prior to June 20, 2007, the line of credit was $25,000,000. Borrowings under this arrangement bear interest at 0.75% above the federal funds rate on outstanding balances. This amount, if any, is shown as "interest expense" in the Statement of Operations. At September 30, 2007, there were no borrowings outstanding under the line of credit.

The average daily amount of borrowings outstanding from the line of credit within the fiscal year ended September 30, 2007 was $13,458 with a weighted average interest rate of 6.03%. The maximum amount borrowed at any time during the fiscal year ended September 30, 2007 was $395,000.

8. CAPITAL STOCK TRANSACTIONS.  The Fund currently offers four classes of shares
- Class AAA Shares, Class A Shares, Class B Shares, and Class C Shares. Class AAA Shares are offered only to investors who acquire them directly from Gabelli & Company, or through selected broker/dealers, or the transfer agent without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge ("CDSC") upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable CDSC is equal to a declining percentage of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1.00% CDSC for one year after purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by Gabelli & Company. The Board has approved Class I Shares which have not been offered publicly.

The Fund imposes a redemption fee of 2.00% on Class AAA Shares, Class A Shares, Class B Shares, and Class C Shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The redemption fees retained by the Fund during the fiscal years ended September 30, 2007 and September 30, 2006 amounted to $9 and $1, respectively.

THE GABELLI WOODLAND SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

The redemption fee does not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of dividends or other distributions, (ii) the redemption was initiated by the Fund, (iii) the shares were purchased through programs that collect the redemption fee at the program level and remit them to the Fund, or (iv) the shares were purchased through programs that the Adviser determines to have appropriate anti-short-term trading policies in place or as to which the Adviser has received assurances that look-through redemption fee procedures or effective anti-short-term trading policies and procedures are in place.

Transactions in shares of capital stock were as follows:

                                                                               YEAR ENDED                    YEAR ENDED
                                                                           SEPTEMBER 30, 2007            SEPTEMBER 30, 2006
                                                                      ---------------------------   ---------------------------
                                                                        SHARES         AMOUNT         SHARES         AMOUNT
                                                                      ----------   --------------   ----------   --------------
                                                                               CLASS AAA                     CLASS AAA
                                                                      ---------------------------   ---------------------------
Shares sold .......................................................       37,674   $      483,712       75,819   $    1,059,134
Shares issued upon reinvestment of distributions ..................      168,367        1,958,111       69,511          930,753
Shares redeemed ...................................................     (173,852)      (2,227,275)    (269,630)      (3,749,108)
                                                                      ----------   --------------   ----------   --------------
   Net increase (decrease) ........................................       32,189   $      214,548     (124,300)  $   (1,759,221)
                                                                      ==========   ==============   ==========   ==============
                                                                                CLASS A                       CLASS A
                                                                      ---------------------------   ---------------------------
Shares sold .......................................................        1,239   $       16,152        1,276   $       17,788
Shares issued upon reinvestment of distributions ..................          902           10,542          691            9,260
Shares redeemed ...................................................       (4,553)         (67,693)      (1,812)         (25,036)
                                                                      ----------   --------------   ----------   --------------
   Net increase (decrease) ........................................       (2,412)  $      (40,999)         155   $        2,012
                                                                      ==========   ==============   ==========   ==============
                                                                                CLASS B                       CLASS B
                                                                      ---------------------------   ---------------------------
Shares issued upon reinvestment of distributions ..................            3   $           36            1   $           13
                                                                      ----------   --------------   ----------   --------------
   Net increase ...................................................            3   $           36            1   $           13
                                                                      ==========   ==============   ==========   ==============
                                                                                CLASS C                       CLASS C
                                                                      ---------------------------   ---------------------------
Shares sold .......................................................          810   $        9,500       18,046   $      249,342
Shares issued upon reinvestment of distributions ..................        8,824           99,535        1,872           24,565
Shares redeemed ...................................................      (18,030)        (212,788)        (378)          (5,023)
                                                                      ----------   --------------   ----------   --------------
   Net increase (decrease) ........................................       (8,396)  $     (103,753)      19,540   $      268,884
                                                                      ==========   ==============   ==========   ==============

THE GABELLI WOODLAND SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

9. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10. OTHER MATTERS. The Adviser and/or affiliates received subpoenas from the Attorney General of the State of New York and the SEC requesting information on mutual fund share trading practices involving certain funds managed by the Adviser. GAMCO Investors, Inc. ("GAMCO"), the Adviser's parent company, responded to these requests for documents and testimony. In June 2006, GAMCO began discussions with the SEC regarding a possible resolution of their inquiry. In February 2007, the Adviser made an offer of settlement to the staff of the SEC for communication to the Commission for its consideration to resolve this matter. This offer of settlement is subject to agreement regarding the specific language of the SEC's administrative order and other settlement documents. On a separate matter, in September 2005, the Adviser was informed by the staff of the SEC that the staff may recommend to the Commission that an administrative remedy and a monetary penalty be sought from the Adviser in connection with the actions of two of nine closed-end funds managed by the Adviser relating to Section 19(a) and Rule 19a-1 of the 1940 Act. These provisions require registered investment companies to provide written statements to shareholders when a dividend is made from a source other than net investment income. While the two closed-end funds sent annual statements and provided other materials containing this information, the funds did not send written statements to shareholders with each distribution in 2002 and 2003. The Adviser believes that all of the funds are now in compliance. The Adviser believes that these matters would have no effect on the Fund or any material adverse effect on the Adviser or its ability to manage the Fund.

THE GABELLI WOODLAND SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period:

                                           INCOME FROM
                                      INVESTMENT OPERATIONS                           DISTRIBUTIONS
                             ----------------------------------------   ----------------------------------------
                                                 Net
                Net Asset        Net        Realized and      Total                      Net
   Period         Value,      Investment     Unrealized       from          Net       Realized
    Ended       Beginning      Income/         Gain on     Investment   Investment     Gain on         Total       Redemption
September 30    of Period    (Loss)(a)(h)    Investments   Operations     Income     Investments   Distributions     Fees(a)
------------    ---------    ------------   ------------   ----------   ----------   -----------   -------------   ----------
CLASS AAA
   2007           $ 13.35          $ 0.05         $ 2.44      $  2.49       $(0.06)      $ (3.17)        $ (3.23)      $ 0.00(d)
   2006             14.64           (0.12)          0.07        (0.05)          --         (1.24)          (1.24)        0.00(d)
   2005             12.79           (0.11)          2.69         2.58           --         (0.73)          (0.73)        0.00(d)
   2004             10.58           (0.14)          2.38         2.24           --         (0.03)          (0.03)          --
   2003(f)          10.00           (0.07)          0.65         0.58           --            --              --           --
CLASS A
   2007           $ 13.36          $ 0.13         $ 2.39      $  2.52       $(0.02)      $ (3.17)        $ (3.19)      $ 0.00(d)
   2006             14.65           (0.12)          0.07        (0.05)          --         (1.24)          (1.24)        0.00(d)
   2005             12.79           (0.09)          2.68         2.59           --         (0.73)          (0.73)        0.00(d)
   2004             10.57           (0.14)          2.39         2.25           --         (0.03)          (0.03)          --
   2003(f)          10.00           (0.07)          0.64         0.57           --            --              --           --
CLASS B
   2007           $ 13.37          $(0.09)        $ 2.49      $  2.40           --       $ (3.17)        $ (3.17)      $ 0.00(d)
   2006             14.77           (0.25)          0.09        (0.16)          --         (1.24)          (1.24)        0.00(d)
   2005             12.98           (0.21)          2.73         2.52           --         (0.73)          (0.73)        0.00(d)
   2004             10.59            0.02           2.40         2.42           --         (0.03)          (0.03)          --
   2003(f)          10.00           (0.12)          0.71         0.59           --            --              --           --
CLASS C
   2007           $ 13.00          $(0.03)        $ 2.36      $  2.33           --       $ (3.17)        $ (3.17)      $ 0.00(d)
   2006             14.39           (0.21)          0.06        (0.15)          --         (1.24)          (1.24)        0.00(d)
   2005             12.66           (0.20)          2.66         2.46           --         (0.73)          (0.73)        0.00(d)
   2004             10.55           (0.23)          2.37         2.14           --         (0.03)          (0.03)          --
   2003(f)          10.00           (0.11)          0.66         0.55           --            --              --           --

                                                    RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                      --------------------------------------------------------------------------
                                                                         Expenses      Expenses
                Net Asset             Net Assets                          Net of        Before
   Period         Value,                End of            Net            Waivers/      Waivers/     Portfolio
    Ended         End of     Total      Period        Investment        Reimburse-    Reimburse-    Turnover
September 30      Period    Return+   (in 000's)   Income/(Loss)(h)      ments(b)      ments(c)       Rate
------------    ---------   -------   ----------   ----------------     ----------    ----------    ---------
CLASS AAA
   2007           $ 12.61     20.71%    $  9,040               0.38%          2.01%         2.33%          51%
   2006             13.35     (0.35)       9,137              (0.84)          2.01          2.31           59
   2005             14.64     20.67       11,839              (0.78)          2.01(e)       2.99           35
   2004             12.79     21.22        3,388              (1.14)          2.00          5.94           45
   2003(f)          10.58      5.80        2,323              (0.97)(g)       2.00(g)      15.05(g)        39
CLASS A
   2007           $ 12.69     20.94%    $     65               1.00%          2.01%         2.33%          51%
   2006             13.36     (0.36)         100              (0.83)          2.01          2.31           59
   2005             14.65     20.76          108              (0.68)          2.01(e)       3.17           35
   2004             12.79     21.34           47              (1.16)          2.00          5.94           45
   2003(f)          10.57      5.70            3              (0.97)(g)       2.00(g)      15.05(g)        39
CLASS B
   2007           $ 12.60     19.73%    $    0.1              (0.68)%         2.76%         3.07%          51%
   2006             13.37     (1.19)         0.1              (1.77)          2.76          3.06           59
   2005             14.77     19.86          0.1              (1.50)          2.75(e)       3.87           35
   2004             12.98     22.91          0.1               0.18           2.75          6.69           45
   2003(f)          10.59      5.90          0.1              (1.72)(g)       2.75(g)      15.80(g)        39
CLASS C
   2007           $ 12.16     19.84%    $    295              (0.26)%         2.76%         3.08%          51%
   2006             13.00     (1.11)         425              (1.58)          2.76          3.06           59
   2005             14.39     19.91          189              (1.46)          2.76(e)       3.87           35
   2004             12.66     20.33           41              (1.88)          2.75          6.69           45
   2003(f)          10.55      5.50          118              (1.72)(g)       2.75(g)      15.80(g)        39

----------
+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

(a)   Per  share  amounts  have  been   calculated   using  the  average  shares
      outstanding method.

(b) The Fund incurred interest expense during fiscal years ended September 30, 2007 and September 30, 2006. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 2.00% and 2.00% (Class AAA), 2.00% and 2.00% (Class A), 2.75% and 2.75%
      (Class B), and 2.75% and 2.75% (Class C), respectively.

(c) During the period, expenses were voluntarily reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratio would have been as shown.

(d)   Amount represents less than $0.005 per share.

(e) The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratios for the fiscal year ended September 30, 2005 would have been 2.00%, 2.00%, 2.75% and 2.75% for Class AAA, Class A, Class B, and Class C, respectively. Custodian fee credits for the period ended September 30, 2007 were minimal.

(f) From commencement of investment operations on December 31, 2002 through September 30, 2003.

(g)   Annualized.

(h) Due to capital share activity throughout the fiscal year, net investment income per share and the ratio to average net assets are not necessarily correlated among the different classes of shares.

                 See accompanying notes to financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Shareholders and Board of Directors of The Gabelli Woodland Small Cap Value Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The Gabelli Woodland Small Cap Value Fund (the "Fund"), a series of Gabelli Equity Series Funds, Inc., as of September 30, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2007, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Gabelli Woodland Small Cap Value Fund, a series of Gabelli Equity Series Funds, Inc., at September 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                        /s/ Ernst & Young LLP

Philadelphia, Pennsylvania
November 19, 2007

THE GABELLI WOODLAND SMALL CAP VALUE FUND
ADDITIONAL FUND INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

The business and affairs of the Fund are managed under the direction of the Corporation's Board of Directors. Information pertaining to the Directors and officers of the Corporation is set forth below. The Corporation's Statement of Additional Information includes additional information about the Corporation's Directors and is available, without charge, upon request, by calling 800-GABELLI (800-422-3554) or by writing to The Gabelli Woodland Small Cap Value Fund at One Corporate Center, Rye, NY 10580-1422.

                                         NUMBER OF FUNDS
   NAME, POSITION(S)    TERM OF OFFICE   IN FUND COMPLEX
       ADDRESS 1        AND LENGTH OF      OVERSEEN BY             PRINCIPAL OCCUPATION(S)                   OTHER DIRECTORSHIPS
        AND AGE         TIME SERVED 2       DIRECTOR                DURING PAST FIVE YEARS                   HELD BY DIRECTOR 3
---------------------   --------------   ----------------   ---------------------------------------   ------------------------------
INTERESTED DIRECTORS 4:

MARIO J. GABELLI          Since 1991            26          Chairman and Chief Executive Officer of   Director of Morgan Group
Director and                                                GAMCO Investors, Inc. and Chief           Holdings, Inc. (holding
Chief Investment                                            Investment Officer-Value Portfolios of    company); Chairman of the
Officer                                                     Gabelli Funds, LLC and GAMCO Asset        Board of LICT Corp.
Age: 65                                                     Management Inc.; Director/Trustee or      (multimedia and communication
                                                            Chief Investment Officer of other         services company)
                                                            registered investment companies in the
                                                            Gabelli/GAMCO Funds complex; Chairman
                                                            and Chief Executive Officer of GGCP,
                                                            Inc.

JOHN D. GABELLI           Since 1991            10          Senior Vice President of Gabelli &        Director of GAMCO Investors,
Director                                                    Company, Inc.                             Inc. (asset management)
Age: 63

INDEPENDENT DIRECTORS 5:

ANTHONY J. COLAVITA       Since 1991            35          Partner in the law firm of Anthony J.                  --
Director                                                    Colavita, P.C.
Age: 71

VINCENT D. ENRIGHT        Since 1991            15          Former Senior Vice President and Chief                 --
Director                                                    Financial Officer of KeySpan
Age: 63                                                     Corporation (public utility)

ROBERT J. MORRISSEY       Since 1991             6          Partner in the law firm of Morrissey,                  --
Director                                                    Hawkins & Lynch
Age: 68

ANTHONY R. PUSTORINO      Since 1991            14          Certified Public Accountant; Professor    Director of The LGL Group,
Director                                                    Emeritus, Pace University                 Inc. (diversified
Age: 82                                                                                               manufacturing)

ANTHONIE C. VAN EKRIS     Since 1991            19          Chairman of BALMAC International, Inc.                 --
Director                                                    (commodities and futures trading)
Age: 73

SALVATORE J. ZIZZA        Since 2001            26          Chairman of Zizza & Company, Ltd.         Director of Hollis-Eden
Director                                                    (consulting)                              Pharmaceuticals
Age: 61                                                                                               (biotechnology); Director of
                                                                                                      Earl Scheib, Inc. (automotive
                                                                                                      services)

THE GABELLI WOODLAND SMALL CAP VALUE FUND
ADDITIONAL FUND INFORMATION (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

   NAME, POSITION(S)       TERM OF OFFICE
        ADDRESS 1           AND LENGTH OF                                PRINCIPAL OCCUPATION(S)
         AND AGE            TIME SERVED 2                                DURING PAST FIVE YEARS
------------------------   --------------   ---------------------------------------------------------------------------------
OFFICERS:

BRUCE N. ALPERT              Since 1991     Executive Vice President and Chief Operating Officer of Gabelli Funds, LLC since
President                                   1988; and an officer of all of the registered investment companies in the
Age: 55                                     Gabelli/GAMCO Funds complex; Director and President of Gabelli Advisers, Inc.
                                            since 1998

JAMES E. MCKEE               Since 1995     Vice President, General Counsel, and Secretary of GAMCO Investors, Inc. since
Secretary                                   1999 and GAMCO Asset Management Inc. since 1993; Secretary of all of the
Age: 44                                     registered investment companies in the Gabelli/GAMCO Funds complex

AGNES MULLADY                Since 2006     Vice President of Gabelli Funds, LLC since 2007; Officer of all of the registered
Treasurer                                   investment companies in the Gabelli/GAMCO Funds complex; Senior Vice President of
Age: 49                                     U.S. Trust Company, N.A. and Treasurer and Chief Financial Officer of Excelsior
                                            Funds from 2004 through 2005; Chief Financial Officer of AMIC Distribution
                                            Partners from 2002 through 2004; Controller of Reserve Management Corporation and Reserve Partners, Inc. and Treasurer of Reserve Funds from 2000 through 2002

PETER D. GOLDSTEIN           Since 2004     Director of Regulatory Affairs at GAMCO Investors, Inc. since 2004; Chief
Chief Compliance Officer                    Compliance Officer of all of the registered investment companies in the
Age: 54                                     Gabelli/GAMCO Funds complex; Vice President of Goldman Sachs Asset Management from 2000 through 2004

----------
      1 Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.

      2 Each Director will hold office for an indefinite term until the earliest of (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Corporation's By-Laws and Articles of Incorporation. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified.

      3 This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e. public companies) or other investment companies registered under the 1940 Act.

      4 "Interested person" of the Fund as defined in the Investment Company Act of 1940. Messrs. Gabelli are each considered an "interested person" because of their affiliation with Gabelli Funds, LLC which acts as the Fund's investment adviser. Mario J. Gabelli and John D. Gabelli are brothers.

      5 Directors who are not interested persons are considered "Independent" Directors.

--------------------------------------------------------------------------------

                   2007 TAX NOTICE TO SHAREHOLDERS (Unaudited)

For the fiscal year ended September 30, 2007, the Fund paid to shareholders on December 20, 2006 ordinary income dividends (comprised of net investment income and short-term capital gains) totaling $0.47, $0.43, $0.41, and $0.41 per share for Class AAA, Class A, Class B, and Class C, respectively, and long-term capital gains totaling $1,873,267. The distributions of long-term capital gains have been designated as Capital Gain Dividends by the Fund's Board of Directors. For the fiscal year ended September 30, 2007, 40.39% of the ordinary income dividend qualifies for the dividends received deduction available to corporations. The Fund designates 61.03% of the ordinary income distribution as qualified dividend income, pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designates 37.57% of the ordinary income distribution as qualified interest income, and 100% of the ordinary income distribution as qualified short-term gain, pursuant to the American Jobs Creation Act of 2004.

U.S. GOVERNMENT INCOME:

The percentage of the ordinary income dividend paid by the Fund during fiscal year 2007 which was derived from U.S. Treasury securities was 0.94%. Such income is exempt from state and local tax in all states. However, many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of the Fund's fiscal year in U.S. Government securities. The Gabelli Woodland Small Cap Value Fund did not meet this strict requirement in 2007. Due to the diversity in state and local tax law, it is recommended that you consult your personal tax adviser as to the applicability of the information provided to your specific situation.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

GABELLI/GAMCO FUNDS AND YOUR PERSONAL PRIVACY
--------------------------------------------------------------------------------

WHO ARE WE?

The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC and Gabelli Advisers, Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A SHAREHOLDER?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

o INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES, AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE SERVICES TO YOU. This would include information about the shares that you buy or redeem. If we hire someone else to provide services--like a transfer agent--we will also have information about the transactions that you conduct through them.

WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

THE
GABELLI
WOODLAND
SMALL CAP
VALUE
FUND

                                                                   ANNUAL REPORT
                                                              SEPTEMBER 30, 2007

                        Gabelli Equity Series Funds, Inc.
                    THE GABELLI WOODLAND SMALL CAP VALUE FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
              Net Asset Value per share available daily by calling
                           800-GABELLI after 6:00 P.M.

                               BOARD OF DIRECTORS

Mario J. Gabelli, CFA                         Robert J. Morrissey
CHAIRMAN AND CHIEF                            ATTORNEY-AT-LAW
EXECUTIVE OFFICER                             MORRISSEY, HAWKINS & LYNCH
GAMCO INVESTORS, INC.
                                              Anthony R. Pustorino
Anthony J. Colavita                           CERTIFIED PUBLIC ACCOUNTANT,
ATTORNEY-AT-LAW                               PROFESSOR EMERITUS
ANTHONY J. COLAVITA, P.C.                     PACE UNIVERSITY

Vincent D. Enright                            Anthonie C. van Ekris
FORMER SENIOR VICE PRESIDENT                  CHAIRMAN
AND CHIEF FINANCIAL OFFICER                   BALMAC INTERNATIONAL, INC.
KEYSPAN CORP.
                                              Salvatore J. Zizza
John D. Gabelli                               CHAIRMAN
SENIOR VICE PRESIDENT                         ZIZZA & CO., LTD.
GABELLI & COMPANY, INC.

                         OFFICERS AND PORTFOLIO MANAGER

Elizabeth M. Lilly, CFA                       Bruce N. Alpert
PORTFOLIO MANAGER                             PRESIDENT

James E. McKee                                Peter D. Goldstein
SECRETARY                                     CHIEF COMPLIANCE OFFICER

Agnes Mullady
TREASURER


                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  CUSTODIAN, TRANSFER AGENT, AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP

--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Gabelli Woodland Small Cap Value Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------

GAB840Q307SR

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of directors has determined that Anthony R. Pustorino is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent."


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $109,300 for 2007 and $102,400 for 2006.

AUDIT-RELATED FEES

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2007 and $0 for 2006.

TAX FEES

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $0 for 2007 and $11,700 for 2006. Tax fees represent tax compliance services provided in connection with the review of the Registrant's tax returns.

ALL OTHER FEES

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2007 and $0 for 2006.

  (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

         Pre-Approval Policies and Procedures. The Audit Committee ("Committee") of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to the Adviser, Gabelli Funds, LLC, and any affiliate of Gabelli Funds, LLC ("Gabelli") that provides services to the registrant (a "Covered Services Provider") if the independent registered public accounting firm's engagement related directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson's pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee's pre-approval responsibilities to the other persons (other than Gabelli or the registrant's officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (ii) such services are promptly brought to the attention of the Committee and approved by the Committee or Chairperson prior to the completion of the audit.

  (e)(2) The percentage of services  described in each of paragraphs (b) through
         (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b)  Not applicable

                           (c)  100%

                           (d)  Not applicable

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $65,000 for 2007 and $149,750 for 2006.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2)   Certifications  pursuant  to Rule  30a-2(a) under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant  to Rule  30a-2(b) under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Gabelli Equity Series Funds, Inc.
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date              12/5/07
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date              12/5/07
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer and Treasurer

Date              12/5/07
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.